UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

                                                             Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                          Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                                 Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:   December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 83.30%
ASSET-BACKED SECURITIES — 1.25%**
Bayview Commercial Asset Trust, Series 2007-3, Class A1

0.45%	07/25/37	[2,3]	$1,060,304	$800,868
GE Seaco Finance SRL, Series 2005-1A,
Class A (Barbados)
0.46%	11/17/20	[2,3,4]	291,667	283,578
Nissan Auto Lease Trust, Series 2011-B,
Class A2
0.39%	02/17/14	[2]	110,803	111,228
Triton Container Finance LLC, Series 2006-1A, Class NOTE

0.38%	11/26/21	[2,3]	156,667	153,340
Triton Container Finance LLC, Series 2007-1A, Class NOTE

0.35%	02/26/19	[2,3]	81,250	80,067

Total Asset-Backed Securities
(Cost $1,669,312)				1,429,081

BANK LOANS — 0.56%*
Health Care — 0.56%
HCA, Inc., Term Loan EXT B3
3.46%	05/01/18	[2,5]	640,641	643,100

Total Bank Loans
(Cost $640,641)

CORPORATES — 10.34%*
Automotive — 0.44%
Daimler Finance North America LLC
1.51%	09/13/13	[2,3]	500,000	500,958

Banking — 4.79%
Abbey National Treasury Services
PLC/London (United Kingdom)
1.89%	04/25/14	[2,4]	550,000	550,753
Bank of America Corp. (MTN)
1.73%	01/30/14	[2]	550,000	554,421
Bank of America N.A. (BKNT)
0.61%	06/15/17	[2]	750,000	705,210
Commonwealth Bank of Australia (Australia)
1.04%	03/17/14	[2,3,4]	600,000	600,796
HSBC Bank PLC (United Kingdom)
1.13%	01/17/14	[2,3,4]	550,000	549,716
JPMorgan Chase Bank N.A.
0.64%	06/13/16	[2]	550,000	535,288
Lloyds TSB Bank PLC (United Kingdom)
2.67%	01/24/14	[2,4]	500,000	509,681
National Australia Bank Ltd., Series REGS
(Australia)
1.07%	04/11/14	[2,4]	550,000	551,683

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland PLC, Series 1
(United Kingdom)
2.73%	08/23/13	[2,4]	$500,000	$505,521
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	425,000	429,131

				5,492,200

Consumer Discretionary — 0.48%
Anheuser-Busch InBev Worldwide, Inc.,
Series FRN
0.86%	01/27/14	[2]	550,000	553,284

Finance — 2.33%
General Electric Capital Corp. (MTN)
0.45%	06/20/14	[2]	250,000	248,954
General Electric Capital Corp.,
Series A (MTN)
0.57%	09/15/14	[2]	300,000	299,304
Goldman Sachs Group, Inc.
1.31%	02/07/14	[2]	430,000	431,373
Goldman Sachs Group, Inc., Series B (MTN)
0.72%	07/22/15	[2]	200,000	196,368
International Lease Finance Corp.
6.50%	09/01/14	[3]	350,000	372,750
Macquarie Group Ltd. (Australia)
7.30%	08/01/14	[3,4]	318,000	343,160
Morgan Stanley (MTN)
0.78%	10/18/16	[2]	260,000	246,619
WT Finance Aust Pty Ltd./Westfield
Capital/WEA Finance LLC (Australia)
5.12%	11/15/14	[3,4]	500,000	536,343

				2,674,871

Food — 0.44%
Kraft Foods Group, Inc.
1.62%	06/04/15	[3]	500,000	509,132

Industrials — 0.36%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	400,000	412,909

Insurance — 0.49%
Metropolitan Life Global Funding I
1.70%	06/29/15	[3]	550,000	561,776

Real Estate Investment Trust (REIT) — 0.74%
Duke Realty LP
5.40%	08/15/14		220,000	233,829
HCP, Inc.
2.70%	02/01/14		600,000	610,931

				844,760

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 0.27%
JetBlue Airways Pass-Through Trust,
Series 2004, Class G1
0.68%	08/15/16	[2]	$321,198	$303,532

Total Corporates
(Cost $11,576,027)				11,853,422

MORTGAGE-BACKED — 60.51%**
Commercial Mortgage-Backed — 6.60%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2003-1, Class A2
4.65%	09/11/36		91,163	91,447
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2004-6, Class A3
4.51%	12/10/42		618,903	619,816
Bank of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.19%	09/10/47	[2]	535,000	596,155
Commercial Mortgage Asset Trust, Series
1999-C1, Class A4
6.98%	01/17/32	[2]	267,667	268,844
Greenwich Capital Commercial Funding
Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	510,374	532,307
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2003-PM1A,
Class A4
5.33%	08/12/40	[2]	540,000	546,680
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-C1, Class A3
4.72%	01/15/38		555,000	572,387
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42		555,000	592,363
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CB8,
Class A1A
4.16%	01/12/39	[3]	527,410	543,452
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB14,
Class ASB
5.51%	12/12/44	[2]	428,765	455,923
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB15,
Class ASB
5.79%	06/12/43	[2]	401,175	430,153
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class A3S
5.24%	05/15/47	[3]	270,000	280,084
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD11,
Class ASB
5.81%	06/15/49	[2]	502,137	549,242

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2005-T19,
Class A4A
4.89%	06/12/47		$545,000	$596,828
RBSCF Trust, Series 2010-MB1, Class A1
2.37%	04/15/24	[3]	435,729	444,245
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class A4
4.80%	10/15/41		415,000	443,082

				7,563,008

Non-Agency Mortgage-Backed — 15.31%
Aames Mortgage Trust, Series 2002-1,
Class A3 (STEP)
6.67%	06/25/32		34,578	33,103
Adjustable Rate Mortgage Trust, Series
2005-1, Class 1A1
3.15%	05/25/35	[2]	870,474	742,795
Ameriquest Mortgage Securities, Inc., Series
2005-R11, Class A2C
0.44%	01/25/36	[2]	61,508	61,425
Banc of America Funding Corp., Series
2003-2, Class 1A1
6.50%	06/25/32		15,169	15,942
Banc of America Funding Corp., Series
2006-G, Class 2A3
0.38%	07/20/36	[2]	302,860	299,583
Banc of America Mortgage Securities, Inc.,
Series 2003-A, Class 2A2
3.20%	02/25/33	[2]	4,380	4,323
Centex Home Equity, Series 2005-D,
Class M1
0.64%	10/25/35	[2]	575,000	550,047
Citigroup Mortgage Loan Trust, Inc., Series
2004-HYB1, Class A41
3.18%	02/25/34	[2]	173,914	171,977
Citigroup Mortgage Loan Trust, Inc., Series
2007-WFH2, Class A3
0.39%	03/25/37	[2]	2,500,000	2,306,013
Citigroup Mortgage Loan Trust, Inc., Series
2007-WFH4, Class A2C
1.51%	07/25/37	[2]	1,765,000	1,024,764
Conseco Financial Corp., Series 1994-1,
Class A5
7.65%	04/15/19		2,175	2,302
Conseco Financial Corp., Series 1995-8,
Class M1
7.30%	12/15/26		262,703	268,449
Conseco Financial Corp., Series 1996-8,
Class A6
7.60%	10/15/27	[2]	3,258	3,308
Countrywide Alternative Loan Trust, Series
2004-J6, Class 2A1
6.50%	11/25/31		198,355	209,024

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2012

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)
5.60%	09/25/31		$43,329	$43,966
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
3.11%	11/25/32	[2]	200,000	171,714
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A2A (STEP)
5.17%	04/25/37		146,276	144,364
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	579,974	581,317
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3
6.75%	09/15/27		31,820	31,998
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.58%	07/19/44	[2]	434,615	411,453
Fremont Home Loan Trust, Series 2005-C, Class M1
0.69%	07/25/35	[2]	434,302	421,029
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.46%	06/25/28		146	145
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.60%	07/25/34		34,280	34,241
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		9,711	9,535
GSAA Trust, Series 2006-2, Class 2A3
0.48%	12/25/35	[2]	500,000	478,370
Home Equity Loan Trust, Series 2007-3, Class APT
1.41%	11/20/36	[2]	398,232	397,843
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.99%	12/25/34	[2]	820,575	600,692
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.04%	10/25/34	[2]	700,254	689,414
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A1
0.31%	02/25/37	[2]	68,097	67,934
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	103,623	103,728
Irwin Home Equity Corp., Series 2003-A, Class M2
2.86%	10/25/27	[2]	124,607	117,952

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.78%	04/25/35	[2]	$559,342	$546,355
Long Beach Mortgage Loan Trust, Series 2005-2, Class M2
0.90%	04/25/35	[2]	116,344	116,321
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.12%	01/25/34	[2]	15,094	14,240
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
3.33%	10/25/34	[2]	827,241	775,580
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.89%	06/25/34	[2]	38,694	36,530
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.85%	10/25/32	[2]	108,472	108,210
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.50%	12/25/32	[2]	432,967	449,739
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		36,136	36,087
Morgan Stanley ABS Capital I, Series 2004-NC2, Class M2
2.01%	12/25/33	[2]	611,196	452,619
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		367	369
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A3
6.20%	01/15/15		1,733	1,762
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		86,757	88,304
RBSSP Resecuritization Trust, 009-3, Series 2009-3, Class 1A3
5.50%	11/26/35	[2,3]	464,790	469,888
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.12%	03/25/16		15,953	16,488
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		95,322	95,162
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		169,927	175,813
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.78%	12/25/34	[2]	418,219	423,274
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		61,824	58,713

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		$5,359	$5,313
Saxon Asset Securities Trust, Series 2002-1, Class M2
2.01%	11/25/31	[2]	124,567	65,890
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.35%	12/25/36	[2]	816,304	795,183
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.56%	10/25/31	[2]	38,927	39,225
Structured Asset Securities Corp., Series 2007-EQ1, Class A4
0.46%	03/25/37	[2]	3,000,000	1,691,586
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX
0.34%	08/25/34	[3,6]	6,151,668	40,981
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.72%	04/15/30	[2]	1,243	587
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.56%	06/25/42	[2]	95,253	92,052
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.44%	06/25/33	[2]	338,251	349,036
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.71%	06/25/35	[2]	497,682	368,139
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33		18,485	19,109
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.55%	11/25/35	[2]	199,247	198,566
Wells Fargo Home Equity Trust, Series 2006-1, Class A3
0.36%	05/25/36	[2]	28,833	28,808

				17,558,679

U.S. Agency Mortgage-Backed — 38.60%
Fannie Mae Pool 111643
3.10%	09/01/20	[2]	18,109	18,556
Fannie Mae Pool 190656
6.50%	02/01/14		22,067	24,576
Fannie Mae Pool 254548
5.50%	12/01/32		711,837	782,441
Fannie Mae Pool 523829
8.00%	11/01/19		114,042	130,358

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 555098
2.82%	11/01/32	[2]	$75,808	$80,866
Fannie Mae Pool 555177
2.28%	01/01/33	[2]	81,012	85,375
Fannie Mae Pool 555424
5.50%	05/01/33		467,110	513,440
Fannie Mae Pool 567002
8.00%	05/01/23		76,728	91,494
Fannie Mae Pool 646884
2.04%	05/01/32	[2]	6,470	6,518
Fannie Mae Pool 647903
2.04%	04/01/27	[2]	50,870	53,936
Fannie Mae Pool 648860
6.50%	05/01/17		273,346	297,336
Fannie Mae Pool 655127
7.00%	07/01/32		36,260	40,658
Fannie Mae Pool 655133
7.00%	08/01/32		33,529	37,508
Fannie Mae Pool 655151
7.00%	08/01/32		24,772	27,519
Fannie Mae Pool 745506
5.66%	02/01/16		473,818	531,831
Fannie Mae Pool 754001
2.94%	12/01/33	[2]	388,831	394,771
Fannie Mae Pool 762525
6.50%	11/01/33		68,146	74,915
Fannie Mae Pool 770900
2.69%	04/01/34	[2]	369,312	390,526
Fannie Mae Pool 805268
1.68%	01/01/35	[2]	201,107	206,290
Fannie Mae Pool 893489
6.21%	09/01/36	[2]	216,044	230,224
Fannie Mae Pool AD0538
6.00%	05/01/24		427,921	478,539
Fannie Mae Pool AD0546
2.74%	11/01/37	[2]	170,914	182,884
Fannie Mae Pool AE0443
6.50%	10/01/39		796,916	894,812
Fannie Mae Pool AL0851
6.00%	10/01/40		723,010	790,664
Fannie Mae REMICS, Series 2003-64, Class KS
9.37%	07/25/18	[2]	316,973	354,217
Fannie Mae REMICS, Series 2003-90, Class SL
16.15%	03/25/31	[2]	235,061	249,012
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		688,028	731,433

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2012

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 1988-12, Class A
3.78%	02/25/18	[2]	$53,929	$56,670
Fannie Mae, Series 1993-80, Class S
10.61%	05/25/23	[2]	5,005	5,737
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[2]	4,256	5,051
Fannie Mae, Series 2001-60, Class OF
1.16%	10/25/31	[2]	498,091	510,529
Fannie Mae, Series 2002-30, Class FB
1.21%	08/25/31	[2]	680,945	693,255
Fannie Mae, Series 2002-82, Class FP
0.71%	02/25/32	[2]	20,330	20,334
Fannie Mae, Series 2003-117, Class XF
0.56%	08/25/33	[2]	628,170	629,890
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[2]	64,434	75,292
Fannie Mae, Series 2003-134, Class FC
0.81%	12/25/32	[2]	902,178	910,781
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32		9,878	94
Fannie Mae, Series 2004-33, Class FM
1.01%	03/25/31	[2]	72,841	72,917
Fannie Mae, Series 2004-60, Class FW
0.66%	04/25/34	[2]	677,795	681,613
Fannie Mae, Series 2004-79, Class F
0.51%	08/25/32	[2]	702,158	703,279
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34	[2]	71,227	68,567
Fannie Mae, Series 2007-68, Class SC (IO)
6.49%	07/25/37	[2]	1,005,133	141,904
Fannie Mae, Series 2008-47, Class PF
0.71%	06/25/38	[2]	392,695	395,172
Fannie Mae, Series 2009-33, Class FB
1.03%	03/25/37	[2]	732,547	745,375
Fannie Mae, Series 2010-109, Class PF
0.61%	10/25/40	[2]	487,874	489,993
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40		1,585,995	177,587
Fannie Mae, Series 2010-26, Class S (IO)
6.02%	11/25/36	[2]	2,473,587	387,470
Fannie Mae, Series 2011-71, Class FB
0.71%	05/25/37	[2]	781,289	789,884
Freddie Mac Gold Pool C90237
6.50%	11/01/18		64,968	72,457
Freddie Mac Gold Pool C90474
7.00%	08/01/21		95,775	110,732
Freddie Mac Gold Pool D93410
6.50%	04/01/19		52,093	58,090

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G13107
5.50%	07/01/20		$565,443	$604,896
Freddie Mac Gold Pool P20295
7.00%	10/01/29		56,707	61,392
Freddie Mac Non Gold Pool 1G2627
2.57%	03/01/37	[2]	273,316	290,804
Freddie Mac Non Gold Pool 1J1509
2.54%	11/01/36	[2]	287,787	303,384
Freddie Mac Non Gold Pool 1J1534
3.30%	03/01/37	[2]	532,260	563,491
Freddie Mac Non Gold Pool 775554
2.90%	10/01/18	[2]	4,097	4,116
Freddie Mac Non Gold Pool 782824
2.11%	11/01/34	[2]	425,996	450,645
Freddie Mac Non Gold Pool 865369
3.04%	06/01/22	[2]	2,624	2,652
Freddie Mac REMICS, Series 2733, Class FB
0.81%	10/15/33	[2]	1,060,000	1,077,747
Freddie Mac REMICS, Series 3001, Class HS
16.23%	02/15/35	[2]	170,603	207,084
Freddie Mac REMICS, Series 3085, Class FW
0.91%	08/15/35	[2]	881,378	891,852
Freddie Mac REMICS, Series 3828, Class TF
0.61%	04/15/29	[2]	1,217,710	1,223,055
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		1,124,890	1,264,956
Freddie Mac Strips, Series 263, Class F5
0.71%	06/15/42	[2]	1,029,924	1,041,623
Freddie Mac, Series 1526, Class L
6.50%	06/15/23		14,243	14,667
Freddie Mac, Series 2043, Class CJ
6.50%	04/15/28		29,139	33,387
Freddie Mac, Series 2368, Class AF
1.16%	10/15/31	[2]	376,659	386,292
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		17,629	1,626
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		57,977	3,092
Freddie Mac, Series 2817, Class FA
0.71%	06/15/32	[2]	119,343	119,412
Freddie Mac, Series 2945, Class LD
4.00%	02/15/35		231,845	245,432
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		21,211	22,720
Freddie Mac, Series 3300, Class FA
0.51%	08/15/35	[2]	635,768	637,594

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3325, Class NF
0.51%	08/15/35	[2]	$639,068	$640,903
Freddie Mac, Series 3345, Class FP
0.41%	11/15/36	[2]	153,860	153,900
Freddie Mac, Series 3345, Class PF
0.39%	05/15/36	[2]	176,328	176,374
Freddie Mac, Series 3346, Class FA
0.44%	02/15/19	[2]	462,490	463,163
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		550,403	573,563
Freddie Mac, Series 3895, Class BF
0.71%	07/15/41	[2]	800,947	806,664
Freddie Mac, Series 3946, Class FG
0.56%	10/15/39	[2]	1,367,493	1,376,038
Ginnie Mae II Pool 80546
1.62%	10/20/31	[2]	30,753	31,736
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	371,875	389,649
Ginnie Mae II Pool 80614
1.75%	07/20/32	[2]	49,365	51,346
Ginnie Mae II Pool 80687
1.75%	04/20/33	[2]	233,012	244,150
Ginnie Mae II Pool 8339
1.62%	12/20/23	[2]	54,024	55,751
Ginnie Mae II Pool 8684
1.75%	08/20/25	[2]	77,253	80,353
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	1,013,223	1,061,201
Ginnie Mae, Series 2002-72, Class FB
0.61%	10/20/32	[2]	660,828	664,033
Ginnie Mae, Series 2002-72, Class FC
0.61%	10/20/32	[2]	630,262	633,318
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		14,362	90
Ginnie Mae, Series 2003-39, Class GF
0.56%	05/20/32	[2]	807,348	808,894
Ginnie Mae, Series 2004-2, Class FW
1.61%	01/16/34	[2]	332,661	357,077
Ginnie Mae, Series 2009-66, Class UF
1.21%	08/16/39	[2]	853,183	873,093
Ginnie Mae, Series 2009-92, Class FC
1.01%	10/16/39	[2]	939,766	950,753
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	12,125,528	194,520
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.66%	10/07/20	[2]	1,455,113	1,463,128

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.58%	11/06/17	[2]	$1,476,296	$1,482,755
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.77%	12/08/20	[2]	1,098,100	1,107,279
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.74%	03/09/21	[2]	1,285,293	1,294,539
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.61%	03/11/20	[2]	871,696	874,488
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.56%	03/06/20	[2]	697,517	698,999
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.59%	04/06/20	[2]	1,283,697	1,285,954
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.59%	05/07/20	[2]	500,180	501,040

				44,250,042

Total Mortgage-Backed
(Cost $70,377,775)				69,371,729

MUNICIPAL BONDS — 0.63%*
Illinois — 0.63%
State of Illinois, Taxable Bonds
4.03%	03/01/14		300,000	310,710
4.07%	01/01/14		400,000	412,132

Total Municipal Bonds
(Cost $699,600)				722,842

U.S. AGENCY SECURITIES — 2.97%
U.S. Agency Securities — 2.97%
Fannie Mae
0.36%	06/23/14	[2]	1,200,000	1,203,072
0.63%	02/22/16		1,080,000	1,080,204
0.63%	05/23/16		1,120,000	1,121,904

Total U.S. Agency Securities
(Cost $3,399,285)				3,405,180

U.S. TREASURY SECURITIES — 7.04%
U.S. Treasury Notes — 7.04%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[7]	885,000	986,115
0.63%	04/15/13	[7]	1,472,000	1,609,433
1.25%	04/15/14	[7]	3,345,000	3,770,943

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2012

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
1.88%	07/15/13	[7]	$1,335,000	$1,709,214

Total U.S. Treasury Securities
(Cost $8,113,979)				8,075,705

Total Bonds – 83.30%
(Cost $96,476,619)				95,501,059

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 14.53%
Commercial Paper — 1.12%
Lloyds TSB Bank PLC (United Kingdom)
0.31%[8]	02/13/13	[4]	600,000	599,808
RBS Holdings USA, Inc.
0.38%[8]	03/19/13		680,000	679,596

				1,279,404

Money Market Fund — 1.95%
BlackRock Liquidity Funds TempFund Portfolio
0.14%[9]			1,121,000	1,121,000
DWS Money Market Series Institutional Funds
0.12%[9]			1,121,000	1,121,000

				2,242,000

Repurchase Agreements — 7.85%
Deutsche Bank AG (Dated 12/31/12, total to be received $9,000,100, (collateralized by U.S. government sponsored agency obligation, 6.63%, due from 11/15/30, par and fair value of $17,308,000 and $9,180,163, respectively))
0.20%	01/02/13		9,000,000	9,000,000
U.S. Agency Discount Notes — 1.47%
Freddie Mac
0.13%[8]	01/22/13		1,690,000	1,689,944
U.S. Treasury Bills — 2.14%
U.S. Treasury Bills
0.05%[8]	04/04/13		550,000	549,916
0.09%[8]	01/17/13		1,900,000	1,899,966

				2,449,882

Total Short-Term Investments
(Cost $16,660,858)				16,661,230

Value
Total Investments – 97.83%
(Cost $113,137,477)[1]	$112,162,289

Cash and Other Assets, Less Liabilities – 2.17%	2,483,329

Net Assets – 100.00%	$114,645,618

Notes:

[1]	Cost for federal income tax purposes is $113,149,208 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,741,146
Gross unrealized depreciation	(2,728,065)

Net unrealized depreciation	$(986,919)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2012.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $8,065,360, representing 7.04% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
02/04/09	HCA, Inc., Term Loan EXT B3, 3.46%, 05/01/18	$640,641	$643,100	0.56%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $40,981, which is 0.04% of total net assets.

[7]	Inflation protected security. Principal amount reflects original security face amount.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2012.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 7

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.71%
ASSET-BACKED SECURITIES — 9.11%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.52%	06/14/37	[2,3]	$5,284,530	$4,861,767
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	4,200,000	4,199,866
Apidos CDO II, Series 2005-2A, Class C (Cayman Islands)
2.11%	12/21/18	[2,3,4]	1,750,000	1,567,440
Arizona Educational Loan Marketing Corp., Series 2004-A, Class A2
0.53%	12/01/23	[2]	5,135,329	5,023,235
Arizona Educational Loan Marketing Corp., Series 2004-A, Class B3
0.52%	12/01/38	†	1,550,000	1,487,998
Avalon Capital Ltd. 3, Series 1A, Class C (Cayman Islands)
1.11%	02/24/19	[2,3,4]	4,000,000	3,738,312
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	1,000,000	897,747
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	1,000,000	855,247
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.51%	11/14/33	[2,3,4]	4,897,197	4,113,645
Babson CLO, Inc., Series 2004-1A, Class B (Cayman Islands)
1.01%	06/15/16	[2,3,4]	3,950,000	3,938,604
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.51%	04/25/35	[2,3]	783,278	660,653
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.52%	08/25/35	[2,3]	3,426,205	2,510,216
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.43%	03/25/37	[2,3]	113,154	87,104
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.45%	07/25/37	[2,3]	530,152	400,434
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.42%	09/26/22	[2]	4,550,000	4,501,067
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.51%	02/25/35	[2]	3,035,000	2,995,062
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.32%	10/27/36	[2]	5,040,000	4,879,507
Castle Trust, Series 2003-1AW, Class A1
0.96%	05/15/27	[2,3]	1,386,699	1,282,696

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd., Series 2012-2A, Class A3L (Cayman Islands)
3.36%	12/05/24	[2,3,4]	$1,000,000	$982,280
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	3,900,000	4,041,642
GE Business Loan Trust, Series 2004-2A, Class A
0.43%	12/15/32	[2,3]	5,823,109	5,433,228
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.51%	04/17/19	[2,3,4]	886,667	874,437
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.46%	11/17/20	[2,3,4]	3,946,250	3,836,812
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.45%	12/19/32	[2,3,4]	5,074,522	4,429,043
Goal Capital Funding Trust, Series 2006-1, Class B
0.76%	08/25/42	[2]	5,023,039	3,918,754
GSC Partners Gemini Fund Ltd., Series 1A, Class A (Cayman Islands)
1.00%	10/10/14	[2,3,4]	152,317	152,164
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
0.99%	08/01/14	[2,3,4]	1,750,000	1,697,642
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	4,550,000	4,549,895
Latitude CLO II Corp., Series 2006-2A, Class A2 (Cayman Islands)
0.64%	12/15/18	[2,3,4]	5,000,000	4,689,960
National Collegiate Master Student Loan Trust I, Series 2002-2, Class AR9
3.71%	11/01/42	2,3,†	4,400,000	4,389,273
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.32%	11/27/18	[2]	1,159,599	1,158,366
Neptune Finance CCS Ltd., Series 2008-1A, Class A (Cayman Islands)
0.93%	04/20/20	[2,3,4]	1,700,000	1,678,828
North Carolina State Education Authority, Series 2011-1, Class A3
1.22%	10/25/41	[2]	5,500,000	5,591,905
Northstar Education Finance, Inc.
0.55%	04/28/30	[2]	5,605,000	5,218,642
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.76%	11/20/23	[2,3,4]	4,200,000	4,199,845
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B
0.69%	08/25/21	[5]	3,750,000	3,544,181

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report December 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sagamore CLO Ltd., Series 2003-1A, Class B (Cayman Islands)
1.84%	10/15/15	[2,3,4]	$3,300,000	$3,286,111
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.68%	10/20/23	[2,3,4]	1,750,000	1,734,250
South Carolina Student Loan Corp., Series A2
0.43%	12/01/20	[2]	4,905,000	4,837,139
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.23%	07/01/42	[2,3]	4,500,000	3,465,000
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.58%	04/16/22	[2,3,4]	1,800,000	1,784,480
TAL Advantage LLC, Series 2006-1, Class NOTE
0.40%	04/20/21	[2,3]	1,958,333	1,923,932
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	2,784,750	2,819,475
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26	[3]	1,212,500	1,260,851
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	1,412,500	1,460,524
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.46%	05/15/20	[2,3,4]	1,172,083	1,159,391
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	4,165,000	4,243,935
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14	[3,6]	4,080,000	4,080,000
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.38%	11/26/21	[2,3]	3,309,583	3,239,304
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.35%	02/26/19	[2,3]	1,672,396	1,648,038
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	3,295,833	3,430,808
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	1,696,206	1,764,145
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.41%	12/19/16	[2,3,4]	1,750,000	1,664,895

Total Asset-Backed Securities
(Cost $150,269,743)				152,189,775

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 1.14%*
Automotive — 0.30%
Chrysler Group LLC, Term Loan, 1st Lien
6.00%	05/24/17	[2,5]	$4,937,343	$5,052,522

Communications — 0.04%
Cengage Learning Acquisitions, Inc., Term Loan B
2.72%	07/03/14	[2,5]	710,625	561,986

Electric — 0.24%
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.75%	10/10/17	[2,5]	5,500,000	3,703,661
Texas Competitive Electric Holdings Co. LLC, Term Loan NONEXT, 1st Lien
3.75%	10/10/14	[2,5]	465,072	354,908

				4,058,569

Gaming — 0.19%
Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien
5.46%	01/28/18	[2,5]	3,600,000	3,224,700
Health Care — 0.37%
HCA, Inc., Term Loan EXT B3
3.46%	05/01/18	[2,5]	6,081,382	6,104,729

Total Bank Loans
(Cost $18,789,640)				19,002,506

CORPORATES — 27.02%*
Automotive — 0.53%
Daimler Finance North America LLC
1.51%	09/13/13	[2,3]	1,800,000	1,803,449
1.88%	09/15/14	[3]	7,000,000	7,100,793

				8,904,242

Banking — 9.33%
Abbey National Treasury Services PLC/London (United Kingdom)
1.89%	04/25/14	[2,4]	9,405,000	9,417,870
Ally Financial, Inc.
2.51%	12/01/14	[2]	1,424,000	1,413,078
Bank of America Corp.
6.50%	08/01/16		5,600,000	6,471,898
7.38%	05/15/14		1,365,000	1,483,695
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		300,000	348,789
Bank of America N.A. (BKNT)
0.59%	06/15/16	[2]	800,000	761,309
0.61%	06/15/17	[2]	2,500,000	2,350,700
6.10%	06/15/17		5,000,000	5,810,580
Capital One Financial Corp.
7.38%	05/23/14		5,000,000	5,440,965

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
City National Corp./CA
5.12%	02/15/13		$8,000,000	$8,040,288
Commonwealth Bank of Australia (Australia)
2.12%	03/17/14	[3,4]	10,000,000	10,137,505
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	11,000,000	11,182,116
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13	[4]	7,640,000	7,773,341
HSBC Bank PLC (United Kingdom)
1.13%	01/17/14	[2,3,4]	10,000,000	9,994,841
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,666,015
4.75%	05/01/13		30,000	30,435
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/13	2,†	1,500,000	1,494,870
JPMorgan Chase Bank N.A.
0.64%	06/13/16	[2]	4,250,000	4,136,314
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		12,700,000	15,050,618
Lloyds TSB Bank PLC (United Kingdom)
4.88%	01/21/16	[4]	10,380,000	11,448,634
National Australia Bank Ltd., Series REGS (Australia)
1.07%	04/11/14	[2,4]	8,775,000	8,801,852
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	5,000,000	5,122,932
Royal Bank of Scotland PLC, Series 2 (United Kingdom)
3.40%	08/23/13	[4]	1,750,000	1,776,250
UBS AG/Stamford CT (BKNT) (Switzerland)
2.25%	08/12/13	[4]	5,750,000	5,805,884
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	5,749,489
Westpac Banking Corp. (Australia)
1.04%	03/31/14	[2,3,4]	5,000,000	5,034,400
2.10%	08/02/13	[4]	5,000,000	5,048,910

				155,793,578

Communications — 0.60%
iPCS, Inc.
2.44%	05/01/13	[2]	9,970,000	9,970,000

Electric — 0.50%
Cedar Brakes I LLC
8.50%	02/15/14	[3]	894,529	916,076
Cedar Brakes II LLC
9.88%	09/01/13	[3]	1,421,330	1,438,867
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[3]	67,795	57,287

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Ipalco Enterprises, Inc.
7.25%	04/01/16	[3]	$2,500,000	$2,778,125
W3A Funding Corp.
8.09%	01/02/17		3,104,021	3,207,773

				8,398,128

Energy — 1.44%
Arch Coal, Inc. (WI)
8.75%	08/01/16		1,540,000	1,601,600
El Paso Pipeline Partners
4.10%	11/15/15		3,000,000	3,232,929
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[3]	3,500,000	3,739,017
Panhandle Eastern Pipeline Co. LP
6.05%	08/15/13		2,375,000	2,441,776
Southern Union Co.
3.33%	11/01/66	[2]	3,000,000	2,583,750
Tennessee Gas Pipeline Co.
8.00%	02/01/16		8,673,000	10,357,678

				23,956,750

Finance — 7.30%
Cantor Fitzgerald LP
6.38%	06/26/15	[3]	3,675,000	3,724,296
Chase Capital II, Series B
0.81%	02/01/27	[2]	3,474,000	2,859,015
CIT Group, Inc.
5.25%	04/01/14	[3]	4,295,000	4,474,854
Citigroup, Inc.
1.16%	02/15/13	[2]	1,000,000	1,000,266
5.50%	04/11/13		11,034,000	11,148,445
5.50%	10/15/14		3,510,000	3,767,286
6.38%	08/12/14		10,500,000	11,363,879
General Electric Capital Corp.
1.88%	09/16/13		2,200,000	2,222,051
General Electric Capital Corp. (MTN)
0.45%	06/20/14	[2]	3,500,000	3,485,345
0.69%	05/05/26	[2]	6,300,000	5,504,257
General Electric Capital Corp., Series A (MTN)
0.57%	09/15/14	[2]	10,169,000	10,145,409
General Electric Capital Corp., Series E (MTN)
0.44%	03/20/14	[2]	5,500,000	5,478,182
Goldman Sachs Group, Inc.
0.84%	01/12/15	[2]	1,900,000	1,874,538
1.31%	02/07/14	[2]	4,000,000	4,012,776
3.62%	02/07/16		1,000,000	1,059,239
5.12%	01/15/15		583,000	626,613
6.15%	04/01/18		3,500,000	4,116,385

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
International Lease Finance Corp.
6.50%	09/01/14	[3]	$9,700,000	$10,330,500
JPMorgan Chase Capital XIII, Series M
1.26%	09/30/34	[2]	2,465,000	2,032,826
JPMorgan Chase Capital XXI, Series U
1.26%	02/02/37	[2]	3,250,000	2,522,612
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	30,000	34,464
8.95%	05/18/17	[2]	30,000	34,764
9.57%	06/06/17	[2]	5,184,000	6,149,779
Morgan Stanley
0.82%	10/15/15	[2]	2,830,000	2,744,053
3.80%	04/29/16		3,800,000	3,985,878
4.20%	11/20/14		750,000	782,897
6.00%	05/13/14		3,890,000	4,118,343
Morgan Stanley, Series G (MTN)
0.65%	01/09/14	[2]	1,405,000	1,395,431
Prudential Holdings LLC (AGM)
1.18%	12/18/17	[2,3]	10,665,000	10,263,871
Woodbourne Capital Trust I
2.72%	04/08/49	[2,3,6]	595,000	255,850
Woodbourne Capital Trust IV
2.61%	04/08/49	[2,3,6]	1,000,000	430,000

				121,944,104

Food — 0.33%
Kraft Foods Group, Inc.
1.62%	06/04/15	[3]	5,325,000	5,422,254

Health Care — 0.55%
Boston Scientific Corp.
5.45%	06/15/14		1,653,000	1,757,974
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,384,997

				9,142,971

Industrials — 0.24%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	3,925,000	4,051,665

Insurance — 1.59%
Berkshire Hathaway, Inc.
0.74%	02/11/13	[2]	5,475,000	5,479,199
1.01%	08/15/14	[2]	785,000	792,974
2.20%	08/15/16		1,010,000	1,054,879
Farmers Exchange Capital
7.20%	07/15/48	[3]	444,000	542,649
Farmers Insurance Exchange
6.00%	08/01/14	[3]	6,835,000	7,224,917

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
5.12%	04/10/13	[3]	$4,550,000	$4,607,294
5.12%	06/10/14	[3]	3,230,000	3,435,015
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	3,550,000	3,423,531

				26,560,458

Real Estate Investment Trust (REIT) — 3.98%
Duke Realty LP
6.25%	05/15/13		9,000,000	9,178,866
HCP, Inc.
6.00%	01/30/17		930,000	1,069,317
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,776,989
HCP, Inc., Series E (MTN)
6.00%	06/15/14		4,985,000	5,300,684
Health Care REIT, Inc.
3.62%	03/15/16		3,000,000	3,173,129
4.70%	09/15/17		10,185,000	11,373,172
Healthcare Realty Trust, Inc.
5.12%	04/01/14		1,960,000	2,041,662
6.50%	01/17/17		2,375,000	2,718,017
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13		6,000,000	6,171,421
Liberty Property LP
5.12%	03/02/15		5,305,000	5,709,931
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15	[3]	3,500,000	3,910,049
7.50%	06/02/14	[3]	6,415,000	6,982,099

				66,405,336

Transportation — 0.63%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		150,831	164,358
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.76%	11/15/16	[2]	7,725,000	6,836,625
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		3,030,685	3,485,288

				10,486,271

Total Corporates
(Cost $430,351,098)				451,035,757

MORTGAGE-BACKED — 45.19%**
Commercial Mortgage-Backed — 6.52%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-PB2, Class C
6.35%	06/11/35		26,641	26,623

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4
5.12%	10/10/45	[2]	$3,810,000	$4,230,971
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.19%	09/10/47	[2]	6,150,000	6,852,997
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.46%	10/25/36	[2,3]	4,042,219	2,455,478
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.15%	10/12/42	[2]	7,125,000	7,891,058
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.39%	07/15/44	[2]	1,000,000	1,108,971
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	3,480,000	4,067,093
GE Business Loan Trust, Series 2003-2A, Class A
0.58%	11/15/31	[2,3]	2,272,476	2,127,251
GE Business Loan Trust, Series 2005-2A, Class B
0.71%	11/15/33	[2,3]	1,953,569	1,587,682
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A4
4.91%	03/10/38		410,000	424,777
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36	[2]	7,557,464	7,882,242
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	8,850,000	9,877,481
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4
5.33%	08/12/40	[2]	7,050,000	7,137,205
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42		5,341,000	5,700,564
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A
4.16%	01/12/39	[3]	8,210,812	8,460,552
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	4,160,000	4,315,374
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
5.81%	06/15/49	[2]	7,532,049	8,238,630
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49		2,020,000	2,181,879

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47		$405,000	$443,515
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.82%	08/12/41	[2]	6,805,000	7,897,601
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.65%	06/11/42	[2]	265,000	314,755
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4
6.39%	07/15/33		105,224	105,552
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23	[3]	4,146,302	3,812,525
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.24%	10/15/44	[2]	5,207,513	5,760,211
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		5,350,000	5,940,046

				108,841,033

Non-Agency Mortgage-Backed — 16.40%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.43%	02/25/37	[2]	12,000,000	6,372,882
American Home Mortgage Assets, Series 2007-4, Class A2
0.40%	08/25/37	[2]	8,893,695	7,331,740
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		28,849	29,869
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.38%	07/20/36	[2]	4,830,738	4,778,469
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[3,4,6]	7,000	490
BCAP LLC Trust, Series 2010-RR9, Class 3A3
4.00%	05/26/37	[2,3]	962,879	973,458
BCAP LLC Trust, Series 2011-RR5, Class 2A3
3.04%	06/26/37	[2,3]	6,994,068	6,946,054
Bear Stearns Asset Backed Securities Trust, Series 2000-2, Class M2 (STEP)
8.28%	08/25/30		836,078	820,440
Bear Stearns Asset Backed Securities Trust, Series 2005-SD1, Class 1A3
0.61%	08/25/43	[2]	2,035,733	1,958,179

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,4,6,†	$9,000	$90
CC Mortgage Funding Corp., Series 2005-2A, Class A1
0.39%	05/25/36	[2,3]	2,440,724	1,842,679
CC Mortgage Funding Corp., Series 2005-AA, Class B2
0.83%	01/25/36	[2,3]	601,046	238,493
Chase Funding Mortgage Loan Asset Backed Certificates, Series 2002-2, Class 2M1
1.11%	02/25/32	[2]	679,620	507,867
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
3.01%	07/25/37	[2]	7,482,853	7,588,006
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.18%	02/25/34	[2]	370,534	366,406
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.37%	09/25/36	[2]	6,016,662	3,020,283
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2
0.31%	01/25/37	[2]	9,306	9,294
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.39%	03/25/37	[2]	150,000	138,361
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.51%	07/25/37	[2]	90,000	52,254
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		6,878,337	7,303,762
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	160,023	160,973
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		128,325	135,823
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[2]	6,518,073	6,815,143
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[2]	3,422,531	3,696,025
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	1,947,520	2,160,975
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[2]	6,032,979	6,636,117
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	22,921	23,835

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A2
0.42%	09/20/46	[2]	$3,737,236	$1,948,565
Countrywide Asset Backed Certificates, Series 2007-4, Class A1A
0.33%	09/25/37	[2]	468,423	466,856
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	66,994	68,036
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
4.72%	11/25/35		1,259,663	1,262,889
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
4.19%	01/25/36		2,423,830	1,422,080
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
5.33%	02/25/37		20,580,000	15,882,070
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.27%	04/25/37	[2]	4,953,313	2,469,657
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	6,364,845	6,379,578
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.42%	03/19/45	[2]	2,960,174	2,427,001
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR1, Class 2A1A
1.10%	04/19/47	[2]	69,852	53,706
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF5, Class A3C
1.21%	08/25/34	[2]	1,852,058	1,843,346
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.56%	09/25/34	[2]	29,799	29,631
GE Business Loan Trust, Series 2007-1A, Class A
0.38%	04/16/35	[2,3]	4,721,144	4,044,344
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.65%	06/25/30	[2]	708,509	495,838
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1
7.53%	01/15/29		685,052	680,542
Home Equity Loan Trust, Series 2005-3, Class M1
0.63%	01/20/35	[2]	2,863,287	2,771,642

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2006-3, Class A4
0.45%	03/20/36[2]	$8,680,000	$7,965,219
Home Equity Loan Trust, Series 2007-1, Class AS
0.41%	03/20/36[2]	6,971,512	6,714,539
Home Equity Loan Trust, Series 2007-2, Class A3V
0.43%	07/20/36[2]	7,040,000	6,852,285
Impac CMB Trust, Series 2005-5, Class A1
0.85%	08/25/35[2]	4,395,487	3,619,530
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
0.99%	12/25/34[2]	527,678	386,280
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.01%	11/25/34[2]	1,787,083	1,412,592
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28	1,205,682	1,173,372
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
4.23%	10/25/35	2,282,312	2,099,814
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2 (STEP)
5.45%	10/25/36	1,249,607	1,245,936
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A2
0.26%	05/25/37[2]	199,300	199,177
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.49%	03/25/47[2]	50,000	25,179
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.83%	06/25/35[2]	113,862	103,175
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.03%	07/25/35[2]	1,243,802	1,270,698
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40	4,877,821	4,899,161
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40	4,044,167	4,371,595
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC
0.55%	04/15/40[2,6]	268,083,896	3,749,019
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1
0.96%	02/25/35[2]	1,558,364	1,542,138
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.00%	01/25/34[2]	57,892	58,286

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.12%	01/25/34[2]	$59,445	$56,081
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.27%	04/25/34[2]	540,878	527,306
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.89%	06/25/34[2]	204,523	193,085
MASTR Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4
0.81%	11/25/34[2]	2,117,914	2,122,907
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.85%	10/25/32[2]	558,629	557,280
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.39%	06/25/37[2]	19,057,200	9,059,835
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37	2,002,587	2,115,009
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40[3]	8,257,130	8,773,972
Morgan Stanley ABS Capital I, Series 2004-NC2, Class M2
2.01%	12/25/33[2]	149,743	110,892
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2
1.14%	07/25/34[2]	13,000,000	12,208,833
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
0.66%	07/25/34[2]	1,668,397	1,567,562
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3
0.39%	06/25/37[2]	7,807,200	4,571,945
Oakwood Mortgage Investors, Inc., Series 1997-B, Class M
7.78%	08/15/27	4,655,987	4,951,903
Origen Manufactured Housing, Series 2006-A, Class A1
0.36%	11/15/18[2]	155,534	155,220
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
0.91%	12/25/34[2]	4,195,283	4,194,102
Park Place Securities, Inc., Series 2005-WCW1, Class A3D
0.55%	09/25/35[2]	4,002,137	3,971,613
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
0.71%	03/25/35[2]	8,645,341	8,247,939
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.52%	06/25/47[2]	70,000	37,304

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
RAAC, Series 2006-SP2, Class A2
0.38%	02/25/36[2]	$1,511,115	$1,500,445
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.29%	03/25/35[2]	12,182,937	8,708,350
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32	1,488,181	1,544,357
Residential Asset Mortgage Products, Inc., Series 2005-RS5, Class AI3
0.55%	05/25/35[2]	992,768	975,934
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A2
0.50%	10/25/33[2]	2,403,027	2,375,867
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32	3,559,110	3,464,459
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.46%	01/25/36[2]	3,336,355	3,316,656
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25	3,969	3,936
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.48%	02/25/36[2]	1,334,418	786,383
SLM Student Loan Trust, Series 2012-7, Class A3
0.86%	05/26/26[2]	4,460,000	4,459,999
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.35%	12/25/36[2]	9,284,970	9,044,731
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C
0.55%	03/25/36[2]	2,398,318	2,368,725
Structured Asset Securities Corp., Series 2002-5A, Class 6A
2.37%	04/25/32[2]	19,289	18,998
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.81%	09/25/33[2]	3,473,933	3,447,001
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.31%	07/25/34[2,3]	142,962	132,081
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.49%	01/25/33[2]	341,063	349,112
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.50%	10/25/45[2]	3,848,170	3,506,498
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.54%	01/25/45[2]	1,070,518	1,005,835

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.55%	11/25/35[2]	$3,256,588	$3,245,467
Wells Fargo Home Equity Trust, Series 2007-2, Class A1
0.30%	04/25/37[2]	210,870	206,936

			273,726,301

U.S. Agency Mortgage-Backed — 22.27%
Fannie Mae Pool 555177
2.28%	01/01/33[2]	50,768	53,502
Fannie Mae Pool 555284
7.50%	10/01/17	887	980
Fannie Mae Pool 567002
8.00%	05/01/23	80,382	95,851
Fannie Mae Pool 735861
6.50%	09/01/33	38,171	45,036
Fannie Mae Pool 745383
2.67%	12/01/35[2]	1,910,434	2,029,855
Fannie Mae Pool 770900
2.69%	04/01/34[2]	550,523	582,148
Fannie Mae Pool 805256
2.33%	01/01/35[2]	765,015	802,501
Fannie Mae Pool 942553
5.94%	08/01/37[2]	5,869,186	6,372,927
Fannie Mae Pool 995182
5.50%	06/01/20	9,453,326	10,243,023
Fannie Mae Pool 995793
5.50%	09/01/36	6,404,216	7,039,422
Fannie Mae Pool AD0538
6.00%	05/01/24	3,138,084	3,509,285
Fannie Mae Pool AE0083
6.00%	01/01/40	8,235,393	9,038,097
Fannie Mae Pool AL0851
6.00%	10/01/40	11,638,216	12,727,235
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39	11,100,186	11,800,451
Fannie Mae, Series 1997-76, Class FS
0.67%	09/17/27[2]	43,749	43,572
Fannie Mae, Series 2001-60, Class OF
1.16%	10/25/31[2]	3,421,261	3,506,695
Fannie Mae, Series 2007-64, Class FA
0.68%	07/25/37[2]	3,886,599	3,867,206
Fannie Mae, Series 2009-33, Class FB
1.03%	03/25/37[2]	11,772,947	11,979,102
Fannie Mae, Series 2010-109, Class PF
0.61%	10/25/40[2]	8,026,637	8,061,493
Fannie Mae, Series 2010-26, Class S (IO)
6.02%	11/25/36[2]	44,685,526	6,999,675

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2010-43, Class DP
5.00%	05/25/40		$7,801,640	$8,523,163
Fannie Mae, Series 2010-95, Class S (IO)
6.39%	09/25/40	[2]	23,152,034	4,178,623
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		17,703,111	1,988,236
Fannie Mae, Series 2011-71, Class FB
0.71%	05/25/37	[2]	13,243,045	13,388,732
Fannie Mae, Series G92-10, Class Z
7.75%	01/25/22		8,790	9,722
Freddie Mac Gold Pool A45796
7.00%	01/01/33		23,260	27,600
Freddie Mac Gold Pool C46104
6.50%	09/01/29		29,209	33,292
Freddie Mac Gold Pool E04113
2.50%	11/01/27		12,679,316	13,285,546
Freddie Mac Gold Pool G13032
6.00%	09/01/22		4,783,287	5,346,906
Freddie Mac Gold Pool G13475
6.00%	01/01/24		623,740	702,769
Freddie Mac Non Gold Pool 1B1928
2.87%	08/01/34	[2]	1,841,953	1,961,974
Freddie Mac Non Gold Pool 1G2627
2.57%	03/01/37	[2]	3,926,842	4,178,101
Freddie Mac Non Gold Pool 1J1509
2.54%	11/01/36	[2]	2,697,223	2,843,396
Freddie Mac Non Gold Pool 1L0113
3.11%	05/01/35	[2]	1,410,034	1,507,944
Freddie Mac Non Gold Pool 1Q0196
3.13%	02/01/37	[2]	3,097,944	3,302,565
Freddie Mac Non Gold Pool 786781
2.92%	08/01/29	[2]	131,048	140,656
Freddie Mac REMICS, Series 2733, Class FB
0.81%	10/15/33	[2]	5,335,000	5,424,319
Freddie Mac REMICS, Series 3828, Class TF
0.61%	04/15/29	[2]	4,189,100	4,207,488
Freddie Mac Strips, Series 263, Class F5
0.71%	06/15/42	[2]	7,661,159	7,748,178
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		1,868,449	2,095,655
Freddie Mac, Series 2454, Class FQ
1.21%	06/15/31	[2]	30,370	31,190
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18		10,049	536
Freddie Mac, Series 3294, Class CB
5.50%	03/15/37		3,198,824	3,321,671
Freddie Mac, Series 3345, Class FP
0.41%	11/15/36	[2]	3,350,443	3,351,329

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3345, Class PF
0.39%	05/15/36	[2]	$3,847,736	$3,848,726
Freddie Mac, Series 3346, Class FA
0.44%	02/15/19	[2]	6,680,315	6,690,032
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		5,358,091	5,583,546
Freddie Mac, Series 3672, Class A
6.00%	05/15/40		2,595,991	2,785,252
Ginnie Mae I Pool 422972
6.50%	07/15/29		45,085	53,169
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		15,075,000	16,031,322
Ginnie Mae II Pool 1849
8.50%	08/20/24		1,216	1,455
Ginnie Mae II Pool 2020
8.50%	06/20/25		2,286	2,803
Ginnie Mae II Pool 2286
8.50%	09/20/26		2,620	3,218
Ginnie Mae II Pool 2487
8.50%	09/20/27		17,361	21,484
Ginnie Mae II Pool 80059
1.75%	04/20/27	[2]	43,359	45,432
Ginnie Mae II Pool 80589
1.62%	03/20/32	[2]	102,642	106,727
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	31,303	32,799
Ginnie Mae II Pool 80968
1.75%	07/20/34	[2]	854,134	895,651
Ginnie Mae II Pool 81201
2.12%	01/20/35	[2]	23,573	24,533
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	37,971	39,697
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		59,553	371
Ginnie Mae, Series 2009-106, Class XI (IO)
6.59%	05/20/37	[2]	23,544,650	3,721,832
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.66%	10/07/20	[2]	16,197,189	16,286,400
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.58%	11/06/17	[2]	20,674,076	20,764,525
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.68%	11/05/20	[2]	12,723,984	12,859,177
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.77%	12/08/20	[2]	17,540,041	17,686,665

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.77%	12/08/20	[2]	$7,478,874	$7,542,270
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.74%	03/09/21	[2]	18,044,225	18,174,026
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.66%	01/08/20	[2]	11,361,210	11,413,578
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.61%	02/06/20	[2]	10,787,734	10,825,659
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.61%	03/11/20	[2]	6,813,757	6,835,582
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.56%	03/06/20	[2]	8,273,489	8,291,071
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.59%	04/06/20	[2]	6,278,836	6,289,873
NCUA Guaranteed Notes, Series 2011-R6, Class 1A
0.59%	05/07/20	[2]	8,606,235	8,621,028

				371,875,550

Total Mortgage-Backed
(Cost $752,062,933)				754,442,884

MUNICIPAL BONDS — 1.34%*
California — 0.54%
State of California, Taxable, Various Purpose
4.85%	10/01/14		4,900,000	5,211,640
5.50%	03/01/16		1,775,000	1,989,669
State of California, Taxable, Various Purpose, Series 3
5.45%	04/01/15		1,715,000	1,887,752

				9,089,061

Illinois — 0.80%
State of Illinois, Build America Bonds
6.20%	07/01/21		6,750,000	7,599,825
State of Illinois, Taxable Bonds
4.03%	03/01/14		525,000	543,742
5.37%	03/01/17		2,250,000	2,524,770
State of Illinois, Taxable-Pension
4.35%	06/01/18		2,445,000	2,601,162

				13,269,499

Total Municipal Bonds
(Cost $21,177,585)				22,358,560

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 5.91%
U.S. Treasury Notes — 5.91%
U.S. Treasury Notes
0.75%	10/31/17		$35,000	$35,115
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[7]	10,785,000	12,017,238
0.63%	04/15/13	[7]	12,957,000	14,166,725
1.25%	04/15/14	[7]	32,368,000	36,489,646
1.63%	01/15/15	[7]	6,210,000	7,996,108
1.88%	07/15/13	[7]	21,815,000	27,929,969

Total U.S. Treasury Securities
(Cost $99,085,948)				98,634,801

Total Bonds – 89.71%
(Cost $1,471,736,947)				1,497,664,283

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 10.91%
Commercial Paper — 0.27%
Lloyds TSB Bank PLC (United Kingdom)
0.31%[8]	02/13/13	[4]	4,445,000	4,443,577

Foreign Government Obligations — 1.87%
Japan Treasury Discount Bill (Japan)
0.09%[8]	03/18/13	[4]	720,000,000	8,309,108
0.09%[8]	03/04/13	[4]	1,270,000,000	14,657,033
Mexico Cetes Discount Treasury Bills (Mexico)
4.32%[8]	03/14/13	[4]	245,500,000	1,882,895
4.36%[8]	04/04/13	[4]	825,500,000	6,315,893

				31,164,929

Money Market Fund — 2.00%
BlackRock Liquidity Funds TempFund Portfolio
0.14%[9]			16,893,000	16,893,000
Dreyfus Cash Advantage Fund
0.11%[9,10]			22,000	22,000
DWS Money Market Series Institutional Funds
0.12%[9]			16,574,000	16,574,000

				33,489,000

Repurchase Agreements — 6.77%
Barclays, Inc. (Dated 12/31/12, total to be received $30,000,333, (collateralized by U.S. Treasury Note, 2.63%, due from 11/15/20, par and fair value of $27,749,900 and $30,507,546, respectively))
0.20%	01/02/13		30,000,000	30,000,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
Deutsche Bank AG (Dated 12/31/12, total to be received $33,000,367, (collateralized by U.S. government sponsored agency obligation, 6.63%, due from 11/15/30, par and fair value of $63,462,000 and $33,660,245 respectively))
0.20%	01/02/13	33,000,000	33,000,000
Goldman Sachs (Dated 12/19/12, total to be received $50,003,694, (collateralized by U.S. government sponsored agency obligation, 0.28%, due 11/21/13, par and fair value of $50,950,000 and $50,992,289, respectively))
0.19%	01/02/13	50,000,000	50,000,000

			113,000,000

Total Short-Term Investments
(Cost $183,408,918)			182,097,506

Total Investments – 100.62%
(Cost $1,655,145,865)[1]			$1,679,761,789

Liabilities in Excess of Other Assets – (0.62)%			(10,297,781)

Net Assets – 100.00%			$1,669,464,008

Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward currency contract to sell Japanese Yen on 03/04/13 at 82.29 Counterparty: Barclays, Inc.
USD 16,161,469	JPY 1,330,000,000	$801,993
Forward currency contract to sell Japanese Yen on 03/18/13 at 82.30 Counterparty: JPMorgan Chase & Co.
USD 8,748,109	JPY 720,000,000	432,194
Forward currency contract to sell Mexican Peso on 03/14/13 at 12.91 Counterparty: Barclays, Inc.
USD 1,901,995	MXP 24,550,000	15,552
Forward currency contract to sell Mexican Peso on 04/04/13 at 12.85 Counterparty: Citigroup, Inc.
USD 4,117,212	MXP 52,900,000	60,612
Forward currency contract to sell Mexican Peso on 04/04/13 at 12.87 Counterparty: JPMorgan Chase & Co.
USD 2,303,557	MXP 29,650,000	29,867

Net unrealized appreciation		$1,340,218

Expiration Date	Premiums (Received)	Notional Amount (000’s)[a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(115,920)	$10,080	$88,704	$(27,216)

	$(115,920)	$10,080	$88,704	$(27,216)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,655,335,155 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$52,356,874
Gross unrealized depreciation	(27,930,240)

Net unrealized appreciation	$24,426,634

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2012.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $275,517,323, representing 16.50% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
06/09/11	Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien, 5.46%, 01/28/18	$3,347,865	$3,224,700	0.19%
06/27/07	Cengage Learning Acquisitions, Inc., Term Loan B, 2.72%, 07/03/14	709,095	561,986	0.04%
11/03/11	Chrysler Group LLC, Term Loan, 1st Lien, 6.00%, 05/24/17	4,648,859	5,052,522	0.30%
10/22/07	HCA, Inc., Term Loan EXT B3, 3.46%, 05/01/18	6,081,382	6,104,729	0.37%
10/11/12	Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B, 0.69%, 08/25/21	3,530,425	3,544,181	0.21%
05/10/12	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.75%, 10/10/17	3,537,367	3,703,661	0.22%

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2012

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/31/07	Texas Competitive Electric Holdings Co. LLC, Term Loan NONEXT, 1st Lien, 3.75%, 10/10/14	$465,072	$354,908	0.02%

		$22,320,065	$22,546,687	1.35%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $8,515,449, which is 0.51% of total net assets.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of December 31, 2012.
[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $8,000.
†

Fair valued security. The aggregate value of fair valued securities is $9,125,225, which is 0.55% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(MXP): Mexican Peso

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar (WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 19

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.55%
ASSET-BACKED SECURITIES — 8.68%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.31%	12/27/44	[2,3]	$950,000	$882,127
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.52%	06/14/37	[2,3]	901,673	829,539
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24	[2,3,4]	775,000	774,975
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.93%	04/17/23	[2,3,4]	275,000	276,375
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15	†	175,000	157,106
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16	†	175,000	149,668
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.51%	11/14/33	[2,3,4]	812,973	682,898
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.58%	01/25/35	[2,3]	1,417,614	1,237,032
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.52%	08/25/35	[2,3]	565,490	414,308
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.51%	06/25/26	[2]	350,000	337,266
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.51%	02/25/35	[2]	650,000	641,447
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.32%	10/27/36	[2]	930,000	900,385
CIT Education Loan Trust, Series 2007-1, Class A
0.40%	03/25/42	[2,3]	580,756	539,634
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27	[3,4]	400,208	400,067
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[3,4]	487,500	505,205
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.96%	04/25/35	[2]	580,000	580,556
GE Business Loan Trust, Series 2004-1, Class A
0.50%	05/15/32	[2,3]	778,469	731,008

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-1, Class B
0.91%	05/15/32	[2,3]	$423,071	$343,191
GE Business Loan Trust, Series 2004-2A, Class A
0.43%	12/15/32	[2,3]	958,415	894,245
GE Business Loan Trust, Series 2005-1A, Class A3
0.46%	06/15/33	[2,3]	588,670	510,209
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.51%	04/17/19	[2,3,4]	146,666	144,643
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.46%	11/17/20	[2,3,4]	495,833	482,082
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.45%	12/19/32	[2,3,4]	825,126	720,170
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	800,000	799,982
National Collegiate Master Student Loan Trust I, Series 2002-2, Class AR9
3.71%	11/01/42	2,3,†	825,000	822,989
Neptune Finance CCS Ltd., Series 2008-1A, Class A (Cayman Islands)
0.93%	04/20/20	[2,3,4]	775,000	765,348
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.76%	11/20/23	[2,3,4]	775,000	774,971
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	518,914	544,859
Sagamore CLO Ltd., Series 2003-1A, Class B (Cayman Islands)
1.84%	10/15/15	[2,3,4]	650,000	647,264
SLC Student Loan Trust, Series 2008-1, Class A4A
1.91%	12/15/32	[2]	625,000	645,066
SLM Student Loan Trust, Series 2011-2, Class A2
1.41%	10/25/34	[2]	500,000	494,080
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.68%	10/20/23	[2,3,4]	325,000	322,075
South Carolina Student Loan Corp., Series A2
0.43%	12/01/20	[2]	725,000	714,969
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.23%	07/01/42	[2,3]	750,000	577,500
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.58%	04/16/22	[2,3,4]	300,000	297,413

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report December 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
TAL Advantage LLC, Series 2006-1, Class NOTE
0.40%	04/20/21	[2,3]	$483,333	$474,843
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25	[3]	489,583	495,688
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27	[3]	235,417	243,421
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.46%	05/15/20	[2,3,4]	253,750	251,002
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26	[3,4]	786,250	801,151
Trinity Rail Leasing LP, Series 2004-1A, Class A
5.27%	08/14/27	[3]	252,005	279,670
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
4.37%	07/15/41	[3]	601,235	630,233
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.38%	11/26/21	[2,3]	734,375	718,781
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.35%	02/26/19	[2,3]	236,979	233,527
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27	[3]	235,417	245,058
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20	[3]	389,932	405,550
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.41%	12/19/16	[2,3,4]	325,000	309,194

Total Asset-Backed Securities
(Cost $25,088,562)				25,628,770

BANK LOANS — 0.15%*
Health Care — 0.15%
HCA, Inc., Term Loan EXT B3
3.46%	05/01/18	[2,5]	455,133	456,880

Total Bank Loans
(Cost $455,133)

CORPORATES — 24.64%*
Banking — 5.50%
Abbey National Treasury Services PLC/London (United Kingdom)
2.88%	04/25/14	[4]	1,019,000	1,039,652
ANZ National International Ltd. (New Zealand)
6.20%	07/19/13	[3,4]	600,000	615,908

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.
5.62%	07/01/20		$650,000	$771,863
Bank of America N.A. (BKNT)
0.61%	06/15/17	[2]	1,350,000	1,269,378
6.10%	06/15/17		340,000	395,119
Barclays Bank PLC (United Kingdom)
5.20%	07/10/14	[4]	850,000	904,749
Chase Capital III, Series C
0.86%	03/01/27	[2]	500,000	410,000
Commonwealth Bank of Australia/New York (Australia)
1.95%	03/16/15	[4]	1,400,000	1,434,969
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13	[4]	700,000	711,589
Credit Suisse/New York (Switzerland)
5.50%	05/01/14	[4]	500,000	532,169
6.00%	02/15/18	[4]	575,000	661,800
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13	[4]	760,000	773,264
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	115,200
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	915,000	989,344
JPMorgan Chase Bank N.A.
0.64%	06/13/16	[2]	600,000	583,950
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	704,298
6.00%	10/01/17		500,000	592,544
National Australia Bank/New York (MTN) (Australia)
2.00%	03/09/15	[4]	1,200,000	1,228,640
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15	[4]	1,370,000	1,403,683
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14	[3,4]	825,000	872,132
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	242,994

				16,253,245

Communications — 0.82%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%	02/01/14		350,000	367,507
Frontier Communications Corp.
6.62%	03/15/15		650,000	708,500
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19	[4]	650,000	725,563

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 21

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
1.95%	03/28/14		$600,000	$611,302

				2,412,872

Electric — 1.56%
Cedar Brakes II LLC
9.88%	09/01/13	[3]	264,090	267,348
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		682,006	774,077
PG&E Corp.
5.75%	04/01/14		910,000	964,762
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	578,443
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	646,707
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	500,000	671,219
Tucson Electric Power
3.85%	03/15/23		700,000	715,727

				4,618,283

Energy — 1.38%
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	1,063,925
Southern Union Co.
3.33%	11/01/66	[2]	910,000	783,737
Tennessee Gas Pipeline Co.
8.00%	02/01/16		1,250,000	1,492,805
Valero Energy Corp.
9.38%	03/15/19		471,000	648,661
Williams Cos., Inc.
7.88%	09/01/21		70,000	90,334

				4,079,462

Finance — 7.69%
Bear Stearns Cos. LLC
7.25%	02/01/18		1,140,000	1,430,037
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,088,337
Citigroup, Inc.
0.86%	08/25/36	[2]	205,000	150,190
2.01%	05/15/18	[2]	583,000	588,291
5.50%	04/11/13		451,000	455,678
5.50%	10/15/14		371,000	398,195
6.00%	08/15/17		250,000	294,839
6.12%	05/15/18		345,000	413,936
6.38%	08/12/14		535,000	579,017
6.50%	08/19/13		408,000	422,182

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Capital Corp.
4.62%	01/07/21		$700,000	$795,355
5.62%	05/01/18		730,000	869,981
General Electric Capital Corp. (MTN)
0.69%	05/05/26	[2]	500,000	436,846
1.21%	05/22/13	[2]	340,000	341,159
3.35%	10/17/16		750,000	805,279
General Electric Capital Corp., Series A (MTN)
0.57%	09/15/14	[2]	694,000	692,390
General Electric Capital Corp., Series E (MTN)
0.44%	03/20/14	[2]	300,000	298,810
Goldman Sachs Group, Inc.
5.95%	01/18/18		350,000	407,744
6.15%	04/01/18		1,100,000	1,293,721
7.50%	02/15/19		550,000	692,252
Goldman Sachs Group, Inc. (MTN)
6.00%	05/01/14		250,000	266,148
Goldman Sachs Group, Inc., Series B (MTN)
0.72%	07/22/15	[2]	100,000	98,184
International Lease Finance Corp.
6.50%	09/01/14	[3]	1,000,000	1,065,000
JPMorgan Chase Capital XIII, Series M
1.26%	09/30/34	[2]	1,070,000	882,403
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	585,888
8.95%	05/18/17	[2]	410,000	475,108
9.57%	06/06/17	[2]	319,000	378,430
Morgan Stanley
0.82%	10/15/15	[2]	187,000	181,321
Morgan Stanley (MTN)
0.78%	10/18/16	[2]	1,185,000	1,124,014
6.25%	08/28/17		800,000	920,598
NCUA Guaranteed Notes, Series A1
0.23%	06/12/13	[2]	2,225,000	2,225,023
Prudential Holdings LLC (AGM)
1.18%	12/18/17	[2,3]	500,000	481,194
Reckson Operating Partnership LP
5.00%	08/15/18		700,000	760,123
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	750,000	806,250

				22,703,923

Health Care — 1.02%
HCA, Inc. (WI)
7.88%	02/15/20		1,240,000	1,385,700
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	763,827

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
WellPoint, Inc.
6.00%	02/15/14		$800,000	$846,924

				2,996,451

Industrials — 0.66%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[3,4]	1,000,000	1,032,271
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90%	03/22/23	[3,4]	900,000	921,274

				1,953,545

Insurance — 1.81%
Berkshire Hathaway, Inc.
3.00%	05/15/22		475,000	495,888
Farmers Insurance Exchange
6.00%	08/01/14	[3]	1,000,000	1,057,047
Metropolitan Life Global Funding I
3.88%	04/11/22	[3]	1,000,000	1,089,695
5.12%	06/10/14	[3]	800,000	850,778
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	502,000	484,116
6.60%	04/15/34	[3]	440,000	444,527
Pricoa Global Funding I
5.45%	06/11/14	[3]	850,000	908,144

				5,330,195

Real Estate Investment Trust (REIT) — 2.89%
Duke Realty LP
6.25%	05/15/13		790,000	805,701
HCP, Inc.
2.62%	02/01/20		275,000	274,425
3.75%	02/01/19		525,000	556,362
7.07%	06/08/15		200,000	226,211
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	577,433
Health Care REIT, Inc.
4.12%	04/01/19		500,000	538,343
4.70%	09/15/17		1,000,000	1,116,659
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	68,737
Simon Property Group LP
4.20%	02/01/15		400,000	425,294
UDR, Inc. (MTN)
5.25%	01/15/15		1,000,000	1,075,318
Ventas Realty LP/Ventas Capital Corp.
4.00%	04/30/19		1,200,000	1,295,314
WEA Finance LLC
7.12%	04/15/18	[3]	775,000	956,040

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14	[3]	$570,000	$620,389

				8,536,226

Transportation — 1.31%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		65,988	71,907
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20		368,786	405,895
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		333,683	371,623
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.68%	08/15/16	[2]	12,848	12,141
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.76%	11/15/16	[2]	1,161,000	1,027,485
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22		188,242	212,713
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		318,933	366,773
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		800,000	873,500
US Airways Pass-Through Trust, Series 2012, Class 2A
4.62%	06/03/25		500,000	512,187

				3,854,224

Total Corporates
(Cost $67,021,182)				72,738,426

MORTGAGE-BACKED — 43.74%**
Commercial Mortgage-Backed — 5.20%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43	[2]	950,000	1,032,422
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.15%	10/12/42	[2]	1,140,000	1,262,569
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.57%	04/12/38	[2]	1,100,000	1,249,878
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[3]	516,997	604,217
GE Business Loan Trust, Series 2003-2A, Class A
0.58%	11/15/31	[2,3]	622,746	582,948

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2005-2A, Class B

0.71%	11/15/33	[2,3]	$476,182	$386,998
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7

5.32%	06/10/36	[2]	1,089,453	1,136,271
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4

3.71%	08/10/44	[2]	1,715,000	1,914,111
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4

5.29%	01/12/44	[2]	1,190,000	1,321,254
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4

4.75%	06/12/43	[2]	935,000	1,016,762
Morgan Stanley Capital I, Series 2001-C3, Class A2

3.22%	08/15/49		285,000	307,839
Morgan Stanley Capital I, Series 2005-T19, Class A4A

4.89%	06/12/47		1,040,000	1,138,902
Morgan Stanley Capital I, Series 2011-C3, Class A4

4.12%	08/15/49		165,000	189,385
Spirit Master Funding LLC, Series 2005-1, Class A1

5.05%	07/20/23	[3]	672,208	618,095
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7

5.12%	07/15/42	[2]	940,000	1,033,740
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4

3.67%	11/15/44		1,405,000	1,559,956

				15,355,347

Non-Agency Mortgage-Backed — 16.53%
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2

0.41%	08/25/35	[2]	523,941	509,940
Banc of America Funding Corp., Series 2003-2, Class 1A1

6.50%	06/25/32		7,001	7,358
Banc of America Funding Corp., Series 2006-G, Class 2A3

0.38%	07/20/36	[2]	750,892	742,767
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)

6.89%	12/25/34		8,016	8,772
Bear Stearns Asset Backed Securities Trust, Series 2005-HE12, Class 1A3

0.60%	12/25/35	[2]	800,000	769,444

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CC Mortgage Funding Corp., Series 2004-1A, Class A1

0.49%	01/25/35	[2,3]	$292,940	$238,144
CC Mortgage Funding Corp., Series 2005-2A, Class A1

0.39%	05/25/36	[2,3]	260,937	197,000
Centex Home Equity, Series 2005-D, Class M1

0.64%	10/25/35	[2]	1,710,000	1,635,791
Chase Funding Mortgage Loan Asset Backed Certificates, Series 2004-2, Class 1A4

5.32%	02/25/35		8,274	8,228
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41

3.18%	02/25/34	[2]	28,986	28,663
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3

0.39%	03/25/37	[2]	1,526,500	1,408,051
Conseco Finance Home Loan Trust, Series 2000-E, Class M1

8.13%	08/15/31	[2]	44,514	43,594
Conseco Finance Securitizations Corp., Series 2001-4, Class A4

7.36%	09/01/33		619,286	657,589
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	58,675	59,023
Conseco Finance, Series 2002-A, Class A5 (STEP)

7.55%	04/15/32		139,942	145,291
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	267,279	216,837
Conseco Financial Corp., Series 1996-7, Class M1

7.70%	10/15/27	[2]	1,036,603	1,126,695
Conseco Financial Corp., Series 1997-3, Class A7

7.64%	03/15/28	[2]	369,087	409,540
Conseco Financial Corp., Series 1998-6, Class A8

6.66%	06/01/30		1,072,478	1,163,760
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4

5.85%	07/15/37	[2,3]	700,000	695,957
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2

1.26%	08/25/35	[2]	28,555	14,743
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1

4.92%	08/25/34	[2]	308,383	313,183

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)

3.38%	12/25/32		$1,604,917	$1,516,116
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)

4.27%	12/25/36		1,258,966	957,414
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23

0.36%	07/25/36	[2]	1,405,653	945,140
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1

0.27%	04/25/37	[2]	247,016	123,159
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	1,640,782	1,644,580
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1

2.56%	09/25/34	[2]	807,540	802,991
Green Tree Financial Corp., Series 1998-4, Class A5

6.18%	04/01/30		543,317	551,532
Green Tree Home Improvement Loan Trust, Series 1997-E, Class HEB1

7.53%	01/15/29		109,085	108,367
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	820,484	888,850
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	1,190,451	1,306,686
Greenpoint Manufactured Housing, Series 1999-5, Class A5

7.82%	12/15/29	[2]	831,376	879,529
Home Equity Loan Trust, Series 2006-2, Class A1

0.36%	03/20/36	[2]	1,506,557	1,486,100
Home Equity Loan Trust, Series 2006-4, Class A3V

0.36%	03/20/36	[2]	866,632	845,996
Home Equity Loan Trust, Series 2007-2, Class A2F (STEP)

5.69%	07/20/36		474,280	475,181
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1

3.04%	10/25/34	[2]	107,514	105,849
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A

1.01%	11/25/34	[2]	45,191	35,721
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1

2.74%	06/25/37	[2]	1,880,112	1,221,704

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Manufactured Housing Contract, Series 1997-1, Class A3

6.61%	02/25/28		$454,056	$453,137
Indymac Manufactured Housing Contract, Series 1997-1, Class A4

6.75%	02/25/28		120,874	120,637
Indymac Manufactured Housing Contract, Series 1998-1, Class A4

6.49%	09/25/28		264,665	257,573
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2

5.27%	05/25/37	[2]	799,578	661,115
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4

5.27%	04/15/40		397,532	429,717
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5

5.87%	04/15/40		228,420	246,304
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6

6.47%	04/15/40	[2]	719,855	800,537
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2

5.00%	01/25/34	[2]	498,711	502,102
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1

3.12%	01/25/34	[2]	755	712
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1

5.50%	12/25/17		2,857	2,948
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1

2.85%	10/25/32	[2]	2,820	2,813
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1

2.50%	10/25/32	[2]	6,680	6,795
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C

0.39%	06/25/37	[2]	811,700	385,884
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D

0.46%	06/25/37	[2]	1,500,000	751,993
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		1,189,577	1,229,260
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		590,236	638,504
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		885,354	935,057
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		632,396	674,468
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		939,102	983,392

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I, Series 2004-NC7, Class M2

1.14%	07/25/34	[2]	$2,000,000	$1,878,282
Morgan Stanley ABS Capital I, Series 2005-HE3, Class M3

0.74%	07/25/35	[2]	1,903,000	1,699,937
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4

6.35%	03/15/17		10,516	10,703
Origen Manufactured Housing, Series 2004-A, Class M2

6.64%	01/15/35	[2]	544,009	604,333
Park Place Securities, Inc., Series 2004-WWF1, Class M2

0.89%	12/25/34	[2]	1,426,128	1,414,924
Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1

5.25%	09/25/33		1,275	1,273
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)

6.16%	08/25/32		2,220	1,609
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)

6.19%	03/25/33		15,836	11,669
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41

8.00%	04/25/31		48,071	51,561
Residential Asset Mortgage Products, Inc., Series 2005-RS6, Class A13

0.57%	06/25/35	[2]	641,618	641,572
Residential Asset Securities Corp., Series 2005-EMX4 Class A3

0.55%	11/25/35	[2]	1,384,147	1,377,455
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1

2.78%	12/25/34	[2]	89,347	90,427
Residential Funding Mortgage Securities II, Inc., Series 2001-HI3, Class AI7 (STEP)

7.56%	07/25/26		377,644	384,116
Residential Funding Mortgage Securities II, Inc., Series 2003-HS2, Class AI4 (STEP)

4.37%	07/25/33		11,616	11,056
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B

0.48%	02/25/36	[2]	68,432	40,327
SLM Student Loan Trust, Series 2012-7, Class A3

0.86%	05/26/26	[2]	800,000	800,000
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C

0.35%	12/25/36	[2]	1,377,271	1,341,635

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A2

1.64%	02/25/36	[2]	$1,216,870	$859,158
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1

2.30%	05/25/36	[2]	3,758,002	1,927,915
UCFC Home Equity Loan, Series 1998-D, Class BF1

8.72%	04/15/30	[2]	3,657	1,726
UCFC Home Equity Loan, Series 1998-D, Class MF1

6.90%	04/15/30		118,429	119,568
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM

0.56%	10/07/30	[2]	665,777	522,178
Vanderbilt Mortgage Finance, Series 2001-A, Class M1

7.74%	04/07/31	[2]	579,837	594,777
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A

2.49%	01/25/33	[2]	18,803	19,247
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A

0.86%	01/25/47	[2]	1,777,422	959,143
Wells Fargo Home Equity Trust, Series 2006-1, Class A3

0.36%	05/25/36	[2]	57,609	57,559

				48,800,383

U.S. Agency Mortgage-Backed — 22.01%
Fannie Mae (TBA)
3.00%	01/25/43		7,010,000	7,347,356
Fannie Mae Pool 253974
7.00%	08/01/31		14,583	16,132
Fannie Mae Pool 254232
6.50%	03/01/22		21,711	24,180
Fannie Mae Pool 527247
7.00%	09/01/26		89	102
Fannie Mae Pool 545191
7.00%	09/01/31		7,407	8,209
Fannie Mae Pool 545646
7.00%	09/01/26		70	82
Fannie Mae Pool 549740
6.50%	10/01/27		22,107	24,845
Fannie Mae Pool 555177
2.28%	01/01/33	[2]	27,004	28,458
Fannie Mae Pool 555284
7.50%	10/01/17		421	466
Fannie Mae Pool 606108
7.00%	03/01/31		1,027	1,180

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 630599
7.00%	05/01/32	$14,886	$17,771
Fannie Mae Pool 655928
7.00%	08/01/32	8,614	10,048
Fannie Mae Pool 735207
7.00%	04/01/34	6,373	7,076
Fannie Mae Pool 735646
4.50%	07/01/20	11,393	12,290
Fannie Mae Pool 735686
6.50%	12/01/22	108,873	121,254
Fannie Mae Pool 735861
6.50%	09/01/33	221,281	261,081
Fannie Mae Pool 764388
4.98%	03/01/34[2]	80,974	86,856
Fannie Mae Pool 770869
2.72%	04/01/34[2]	297,079	317,285
Fannie Mae Pool 776708
5.00%	05/01/34	454,598	512,118
Fannie Mae Pool 817611
5.26%	11/01/35[2]	67,791	72,865
Fannie Mae Pool 844773
5.22%	12/01/35[2]	6,605	7,108
Fannie Mae Pool 889125
5.00%	12/01/21	552,573	598,030
Fannie Mae Pool 889184
5.50%	09/01/36	565,013	621,054
Fannie Mae Pool 890221
5.50%	12/01/33	874,122	959,000
Fannie Mae Pool 895606
5.76%	06/01/36[2]	198,870	212,490
Fannie Mae Pool 918445
5.76%	05/01/37[2]	22,808	24,818
Fannie Mae Pool 939419
5.71%	05/01/37[2]	372,502	401,897
Fannie Mae Pool AB3685
4.00%	10/01/41	2,741,589	3,024,990
Fannie Mae Pool AD0791
4.76%	02/01/20	977,453	1,155,017
Fannie Mae Pool AE0600
3.98%	11/01/20	1,028,725	1,174,575
Fannie Mae Pool AE0605
4.67%	07/01/20	983,777	1,160,213
Fannie Mae Pool AH3428
3.50%	01/01/26	2,685,215	2,914,387
Fannie Mae Pool AJ0764
4.50%	09/01/41	1,131,344	1,228,501
Fannie Mae Pool AL0209
4.50%	05/01/41	1,051,945	1,186,846

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL2602
2.65%	10/01/22	$1,491,650	$1,567,360
Fannie Mae Pool FN0007
3.46%	11/01/20	1,390,000	1,541,139
Fannie Mae Pool MA1278
2.50%	12/01/22	2,969,317	3,116,176
Fannie Mae Whole Loan, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42[2]	28,809,601	468,156
Fannie Mae, Series 1989-25, Class G
6.00%	06/25/19	2,671	2,924
Fannie Mae, Series 1992-116, Class B
6.50%	06/25/22	307	332
Fannie Mae, Series 1993-225, Class SG
26.60%	12/25/13[2]	19,182	21,108
Fannie Mae, Series 1993-80, Class S
10.61%	05/25/23[2]	15,639	17,930
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31	349,541	402,555
Fannie Mae, Series 2007-64, Class FA
0.68%	07/25/37[2]	627,096	623,966
Fannie Mae, Series 2008-50, Class SA (IO)
5.84%	11/25/36[2]	5,645,846	972,358
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22[2]	2,096,417	2,224,196
Fannie Mae, Series 2012-M15, Class A
2.66%	10/25/22[2]	1,637,276	1,704,428
Freddie Mac Gold Pool A25162
5.50%	05/01/34	644,748	705,042
Freddie Mac Gold Pool A33262
5.50%	02/01/35	106,033	114,463
Freddie Mac Gold Pool A68781
5.50%	10/01/37	26,868	29,145
Freddie Mac Gold Pool A94843
4.00%	11/01/40	2,131,486	2,345,884
Freddie Mac Gold Pool C90504
6.50%	12/01/21	2,770	3,089
Freddie Mac Gold Pool E01279
5.50%	01/01/18	3,360	3,618
Freddie Mac Gold Pool E90474
6.00%	07/01/17	6,951	7,524
Freddie Mac Gold Pool G01548
7.50%	07/01/32	700,573	858,979
Freddie Mac Gold Pool G01601
4.00%	09/01/33	14,791	15,874
Freddie Mac Gold Pool G01611
4.00%	09/01/33	5,761	6,182
Freddie Mac Gold Pool G01644
5.50%	02/01/34	460,127	500,732

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G02366
6.50%	10/01/36	$402,006	$446,478
Freddie Mac Gold Pool G06354
4.00%	04/01/41	1,129,097	1,246,171
Freddie Mac Gold Pool G06499
4.00%	03/01/41	1,554,529	1,709,584
Freddie Mac Gold Pool G11707
6.00%	03/01/20	6,165	6,673
Freddie Mac Gold Pool G12393
5.50%	10/01/21	467,970	501,441
Freddie Mac Gold Pool G12909
6.00%	11/01/22	536,370	601,156
Freddie Mac Gold Pool G13032
6.00%	09/01/22	382,915	428,034
Freddie Mac Gold Pool J06246
5.50%	10/01/21	236,389	256,635
Freddie Mac Gold Pool J13884
3.50%	12/01/25	2,105,660	2,248,494
Freddie Mac Gold Pool Q04090
4.00%	10/01/41	1,015,507	1,120,804
Freddie Mac Gold Pool Q05261
3.50%	12/01/41	1,379,873	1,490,263
Freddie Mac Non Gold Pool 1B3413
5.92%	05/01/37[2]	461,988	499,782
Freddie Mac Non Gold Pool 1J0045
4.73%	01/01/36[2]	9,481	10,083
Freddie Mac REMICS, Series 3460, Class SA (IO)
5.99%	06/15/38[2]	6,040,253	984,907
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.40%	04/15/42[2]	5,491,001	782,007
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23[2]	14,590	17,890
Freddie Mac, Series 1688, Class W
7.25%	03/15/14	970	994
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29	134,641	151,013
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33	34,629	35,380
Freddie Mac, Series K020, Class A2
2.37%	05/25/40	1,555,000	1,588,074
Ginnie Mae I Pool 782810
4.50%	11/15/39	2,371,053	2,680,124
Ginnie Mae II Pool (TBA)
3.00%	01/20/43	2,430,000	2,584,153
Ginnie Mae II Pool 80968
1.75%	07/20/34[2]	60,940	63,902

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32	$6,726	$42
Ginnie Mae, Series 2004-8, Class SE
13.88%	11/26/23[2]	106,575	132,344
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.58%	11/06/17[2]	1,417,007	1,423,207
NCUA Guaranteed Notes, Series 2010-R2, Class 2A
0.68%	11/05/20[2]	994,192	1,004,755
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.74%	03/09/21[2]	1,081,221	1,088,999
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.61%	02/06/20[2]	1,094,408	1,098,255

			64,993,384

Total Mortgage-Backed
(Cost $120,400,874)			129,149,114

MUNICIPAL BONDS — 1.87%*
California — 0.73%
State of California, Build America Bonds
5.70%	11/01/21	700,000	834,778
State of California, Taxable, Various Purpose
6.20%	10/01/19	866,000	1,056,408
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16	225,000	253,132

			2,144,318

Illinois — 0.80%
State of Illinois, Build America Bonds
6.20%	07/01/21	600,000	675,540
State of Illinois, Taxable Bonds
5.67%	03/01/18	525,000	598,652
5.88%	03/01/19	210,000	241,947
State of Illinois, Taxable-Pension
4.35%	06/01/18	800,000	851,096

			2,367,235

Texas — 0.34%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32	800,000	994,984

Total Municipal Bonds
(Cost $5,135,037)			5,506,537

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2012

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. AGENCY SECURITIES — 0.52%
U.S. Agency Securities — 0.52%
Fannie Mae
0.63%	02/22/16	$1,525,000	$1,525,288

Total U.S. Agency Securities
(Cost $1,525,000)
U.S. TREASURY SECURITIES — 17.95%
U.S. Treasury Bonds — 0.53%
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27[6]	2,285,000	1,569,635

U.S. Treasury Notes — 17.42%
U.S. Treasury Notes
0.25%	05/15/15	8,340,000	8,330,876
0.25%	08/15/15	3,095,000	3,089,924
0.75%	06/30/17	5,115,000	5,146,171
0.75%	10/31/17	2,870,000	2,879,417
0.88%	01/31/17	1,130,000	1,144,999
1.63%	08/15/22	2,630,000	2,613,152
1.63%	11/15/22	6,260,000	6,190,979
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/17[7]	5,020,000	5,477,982
0.50%	04/15/15[7]	3,790,000	4,223,026
0.63%	04/15/13[7]	2,580,000	2,820,881
1.25%	04/15/14[7]	4,485,000	5,056,107
1.63%	01/15/15[7]	1,130,000	1,455,008
1.88%	07/15/13[7]	2,350,000	3,008,729

Total U.S. Treasury Securities
(Cost $52,966,550)			53,006,886

Total Bonds – 97.55%
(Cost $272,592,338)			288,011,901

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 5.25%
Commercial Paper — 0.66%
Lloyds TSB Bank PLC (United Kingdom)
0.31%[8]	02/13/13[4]	1,955,000	1,954,374

Foreign Government Obligations — 3.00%
Japan Treasury Discount Bill (Japan)
0.09%[8]	03/18/13[4]	120,000,000	1,384,851
0.09%[8]	03/04/13[4]	240,000,000	2,769,833
Mexico Cetes Discount Treasury Bills (Mexico)
4.32%[8]	03/14/13[4]	232,400,000	1,782,423
4.36%[8]	04/04/13[4]	381,600,000	2,919,618

			8,856,725

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Fund — 1.59%
BlackRock Liquidity Funds TempFund Portfolio
0.14%[9]		$2,952,000	$2,952,000
DWS Money Market Series Institutional Funds
0.12%[9]		1,743,000	1,743,000

			4,695,000

Total Short-Term Investments
(Cost $15,783,300)			15,506,099

Total Investments – 102.80%
(Cost $288,375,638)[1]			$303,518,000

Liabilities in Excess of Other
Assets – (2.80)%			(8,265,649)

Net Assets – 100.00%			$295,252,351

Currency Purchased	Currency Sold		Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward currency contract to sell Japanese Yen on 03/04/13 at 82.29 Counterparty: Barclays, Inc.
USD 3,280,900	JPY	270,000,000	$162,811
Forward currency contract to sell Japanese Yen on 03/18/13 at 82.30 Counterparty: JPMorgan Chase & Co.
USD 1,458,018	JPY	120,000,000	72,032
Forward currency contract to sell Mexican Peso on 03/14/13 at 12.91 Counterparty: Barclays, Inc.
USD 1,800,504	MXP	23,240,000	14,722
Forward currency contract to sell Mexican Peso on 04/04/13 at 12.85 Counterparty: Citigroup, Inc.
USD 786,084	MXP	10,100,000	11,572
Forward currency contract to sell Mexican Peso on 04/04/13 at 12.87 Counterparty: JPMorgan Chase & Co.
USD 2,180,027	MXP	28,060,000	28,265

Net unrealized appreciation			$289,402

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receivesfrom the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	$720	$(6,367)	$(6,367)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	$725	$634	$634

	$1,445	$(5,733)	$(5,733)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(13,685)	$1,190	$10,472	$(3,213)

	$(13,685)	$1,190	$10,472	$(3,213)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $288,386,932 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$15,575,775
Gross unrealized depreciation	(444,707)

Net unrealized appreciation	$15,131,068

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2012.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $43,700,340, representing 14.80% of total net assets.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/22/07	HCA, Inc., Term Loan EXT B3, 3.46%, 05/01/18	$455,133	$456,880	0.15%

[6]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2012.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of December 31, 2012.
†	Fair valued security. The aggregate value of fair valued securities is $1,129,763, which is 0.38% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(MXP): Mexican Peso

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 98.55%
ASSET-BACKED SECURITIES — 5.59%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.31%	12/27/44[2,3]	$14,950,000	$13,881,890
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.52%	06/14/37[2,3]	47,202,740	43,426,521
AMURF, Series 2012, Class B
11.00%	12/17/174,†	16,641,948	16,641,935
Arizona Educational Loan Marketing Corp., Series 2004-A, Class B2
0.60%	12/01/38†	10,600,000	10,175,988
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.93%	04/17/23[2,3,5]	11,270,000	11,326,350
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15†	2,255,000	2,024,420
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16†	2,669,000	2,282,655
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17†	5,240,000	4,140,896
Axis Equipment Funding LLC, Series 2012-MI, Class A
16.00%	06/17/17†	11,338,308	11,454,497
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.51%	11/14/33[2,3,5]	47,708,373	40,075,034
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.58%	01/25/35[2,3]	5,306,756	4,630,758
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.51%	04/25/35[2,3]	5,241,083	4,420,576
Bayview Commercial Asset Trust, Series 2005-2A, Class A1
0.52%	08/25/35[2,3]	27,601,243	20,222,106
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.44%	12/25/36[2,3]	280,801	227,427
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.43%	03/25/37[2,3]	11,634,358	8,955,971
Bayview Commercial Asset Trust, Series 2007-2A, Class A1
0.48%	07/25/37[2,3]	17,854,831	12,046,596
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.45%	07/25/37[2,3]	2,909,396	2,197,522
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27[3]	16,794,823	17,065,902

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO Ltd., Series, 2012-2A, Class A1 (Cayman Islands)
1.73%	11/20/24[2,3,5]	$50,000,000	$49,999,400
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.51%	02/25/35[2]	12,690,000	12,523,012
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.36%	11/25/33[2]	13,500,000	13,424,659
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.16%	07/25/29[2]	700,000	711,436
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.32%	10/27/36[2]	24,400,000	23,623,011
Brazos Higher Education Authority, Series 2005-1, Class 1A4
0.46%	03/26/29[2]	10,000,000	9,629,400
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.76%	12/05/24[2,3,5]	55,000,000	54,999,120
CIT Education Loan Trust, Series 2007-1, Class A
0.40%	03/25/42[2,3]	21,729,684	20,191,064
CIT Education Loan Trust, Series 2007-1, Class B
0.61%	06/25/42[2,3]	28,650,000	21,833,569
College Loan Corp. Trust, Series 2005-2, Class B
0.83%	01/15/37[2]	6,650,611	5,154,187
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27[3,5]	22,082,083	22,074,288
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27[3,5]	4,168,125	4,319,505
Doral CLO 1 Ltd., Series 2012-2A, Class B (Cayman Islands)
2.81%	05/26/23[2,3,5]	11,500,000	10,839,291
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A (Cayman Islands)
1.71%	01/15/25[2,3,5]	24,100,000	24,099,157
Educational Services of America, Inc., Series 2012-2, Class A
0.94%	04/25/39[2,3]	14,000,000	13,986,916
GE Business Loan Trust, Series 2004-1, Class A
0.50%	05/15/32[2,3]	29,293,690	27,507,741
GE Business Loan Trust, Series 2004-2A, Class A
0.43%	12/15/32[2,3]	14,221,124	13,268,963
GE Business Loan Trust, Series 2005-1A, Class A3
0.46%	06/15/33[2,3]	14,069,208	12,193,987

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 31

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2005-2A, Class A
0.45%	11/15/33[2,3]	$33,186,255	$29,340,616
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.51%	04/17/19[2,3,5]	5,720,000	5,641,099
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.46%	11/17/20[2,3,5]	38,892,291	37,813,718
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.45%	12/19/32[2,3,5]	53,369,118	46,580,566
Goal Capital Funding Trust, Series 2005-2, Class B
0.84%	11/25/44[2]	18,113,180	15,315,355
Goal Capital Funding Trust, Series 2006-1, Class B
0.76%	08/25/42[2]	5,253,453	4,098,513
Great Lakes CLO, Ltd., Series 2012-1A, Class B (Cayman Islands)
3.06%	01/15/23[2,3,5]	5,000,000	4,881,710
GSC Partners Gemini Fund Ltd., Series 1A, Class A (Cayman Islands)
1.00%	10/10/14[2,3,5]	837,741	836,903
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.20%	12/20/24[2,3,5]	8,650,000	8,295,367
KKR Financial CLO Ltd., Series 2007-1A, Class D (Cayman Islands)
2.56%	05/15/21[2,3,5]	10,250,000	9,527,037
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.10%	02/25/36[2,3]	10,125,000	6,847,031
Newstar Trust, Series 2012-2A, Class C
4.56%	01/20/23[2,3]	5,000,000	4,999,590
North Carolina State Education Authority, Series 2011-1, Class A3
1.22%	10/25/41[2]	24,000,000	24,401,040
Northstar Education Finance, Inc.
1.20%	01/29/46[2]	42,775,000	39,553,585
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.76%	11/20/23[2,3,5]	11,950,000	11,949,558
OFSI Fund Ltd., Series 2006-1, Class D (Cayman Islands)
2.06%	09/20/19[2,3,5]	6,100,000	4,845,523
PAMCO CLO, Series 1998-1A, Class B2 (Cayman Islands)
1.66%	05/01/132,3,5,6,†	749,504	213,608
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.31%	10/01/37[2]	16,950,000	16,323,206
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15†	7,210,722	7,390,990

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.73%	11/08/24[2,3,5]	$59,075,000	$59,074,705
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.58%	07/27/18[2,5]	16,487,619	15,760,976
Scholar Funding Trust, Series 2012-B, Class A2
1.31%	03/28/46[2,3]	38,800,000	37,403,324
SLC Student Loan Trust, Series 2006-2, Class A5
0.41%	09/15/26[2]	16,475,000	16,071,931
SLC Student Loan Trust, Series 2008-1, Class A4A
1.91%	12/15/32[2]	17,375,000	17,932,824
SLM Student Loan Trust, Series 2006-9, Class A5
0.42%	01/26/26[2]	8,350,000	8,046,809
SLM Student Loan Trust, Series 2007-1, Class A5
0.40%	01/26/26[2]	9,550,000	9,062,057
SLM Student Loan Trust, Series 2007-3, Class A4
0.38%	01/25/22[2]	7,285,000	6,983,932
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.68%	10/20/23[2,3,5]	11,500,000	11,396,500
South Carolina Student Loan Corp., Series A2
0.43%	12/01/22[2]	29,000,000	27,833,040
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.23%	07/01/42[2,3]	25,050,000	19,288,500
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.58%	04/16/22[2,3,5]	1,090,000	1,080,602
TAL Advantage LLC, Series 2006-1, Class NOTE
0.40%	04/20/21[2,3]	37,245,000	36,590,736
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25[3]	8,898,667	9,009,629
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26[3]	12,125,000	12,608,509
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26[3]	9,889,583	10,023,844
TAL Advantage LLC, Series 2012-1A, Class A
3.86%	05/20/27[3]	9,628,542	9,955,902
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.46%	05/15/20[2,3,5]	3,081,250	3,047,883
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26[3,5]	25,232,250	25,710,452

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	04/15/27[3,5]	$14,000,000	$14,588,378
Trinity Rail Leasing LP, Series 2006-1A, Class A1
5.90%	05/14/36[3]	6,918,189	7,900,074
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14[3,6]	29,021,429	29,021,425
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.38%	11/26/21[2,3]	27,056,725	26,482,175
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.35%	02/26/19[2,3]	11,723,562	11,552,815
Triton Container Finance LLC, Series 2012-1A, Class A
4.21%	05/14/27[3]	18,974,583	19,751,649
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20[3]	18,307,327	19,040,599
Venture CDO Ltd., Series 2012-10A, Class C (Cayman Islands)
3.57%	07/20/22[2,3,5]	10,000,000	9,833,880
Vermont Student Assistance Corp., Student Loan Asset Backed Notes, Series 2012-1, Class A
0.91%	07/28/34	24,500,000	24,503,847

Total Asset-Backed Securities (Cost $1,329,675,768)			1,343,987,762

BANK LOANS — 0.82%*
Automotive — 0.20%
Chrysler Group LLC, Term Loan, 1st Lien
6.00%	05/24/17[2,4]	47,645,363	48,756,834

Communications — 0.07%
Cengage Learning Acquisitions, Inc., Term Loan B
2.72%	07/03/14[2,4]	1,895,000	1,498,628
Intelsat Jackson Holdings, Term Loan, 1st Lien, Series B-1
4.50%	04/02/18[4]	15,800,000	15,946,719

			17,445,347

Electric — 0.20%
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.75%	10/10/17[2,4]	72,033,320	48,506,733

Energy — 0.06%
El Dorado, Secured Term Loan, 1st Lien
0.00%	04/03/17[2,4,6]	15,600,000	15,444,000

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Gaming — 0.18%
Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien
5.46%	01/28/18[2,4]	$47,229,758	$42,306,056

Health Care — 0.09%
HCA, Inc., Term Loan EXT B3
3.46%	05/01/18[2,4]	20,950,678	21,031,108

Transportation — 0.02%
Delta Air Lines, Inc., Term Loan B, 1st Lien
5.50%	04/20/17[2,4]	3,447,500	3,491,438

Total Bank Loans (Cost $192,998,029)			196,981,516

CORPORATES — 16.77%*
Banking — 3.88%
Abbey National Treasury Services PLC/London (United Kingdom)
2.88%	04/25/14[5]	740,000	754,998
3.88%	11/10/14[3,5]	23,210,000	24,093,674
Abbey National Treasury Services PLC/Stamford CT (YCD) (United Kingdom)
1.62%	04/25/13[2,5]	13,950,000	13,951,839
Ally Financial, Inc.
2.51%	12/01/14[2]	9,009,000	8,939,901
Bank of America Corp.
5.62%	07/01/20	37,938,000	45,050,692
5.75%	12/01/17	1,145,000	1,336,059
6.00%	09/01/17	300,000	351,668
Bank of America N.A. (BKNT)
0.59%	06/15/16[2]	16,945,000	16,125,469
0.61%	06/15/17[2]	33,420,000	31,424,158
5.30%	03/15/17	28,300,000	31,859,574
6.10%	06/15/17	73,616,000	85,550,324
Bank One Corp. (STEP)
8.53%	03/01/19	1,700,000	2,183,474
Barclays Bank PLC (United Kingdom)
5.20%	07/10/14[5]	12,079,000	12,857,008
Capital One Financial Corp.
7.38%	05/23/14	3,710,000	4,037,196
Chase Capital III, Series C
0.86%	03/01/27[2]	4,500,000	3,690,000
Chase Capital VI
0.94%	08/01/28[2]	17,175,000	14,083,500
City National Corp./CA
5.12%	02/15/13	6,200,000	6,231,223
Commonwealth Bank of Australia (Australia)
1.04%	03/17/14[2,3,5]	14,785,000	14,804,622
2.12%	03/17/14[3,5]	28,275,000	28,663,795

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 33

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Commonwealth Bank of Australia/New York (Australia)
1.95%	03/16/15[5]	$16,600,000	$17,014,634
Credit Suisse USA, Inc.
5.12%	08/15/15	15,000	16,657
Credit Suisse/New York (MTN) (Switzerland)
5.00%	05/15/13[5]	14,868,000	15,114,155
Credit Suisse/New York (Switzerland)
5.50%	05/01/14[5]	11,790,000	12,548,545
6.00%	02/15/18[5]	36,759,000	42,308,028
Deutsche Bank AG/London, Series G (MTN) (Germany)
4.88%	05/20/13[5]	14,320,000	14,569,927
Discover Bank/Greenwood DE (BKNT)
8.70%	11/18/19	3,676,000	4,852,320
First Chicago NBD Institutional Capital I
0.86%	02/01/27[2]	5,355,000	4,404,461
HBOS Capital Funding LP (United Kingdom)
6.07%	06/24/49[2,3,5]	5,823,000	5,124,240
HBOS PLC (United Kingdom)
6.00%	11/01/33[3,5]	3,000,000	2,769,198
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18[3,5]	33,673,000	36,408,931
HSBC Bank PLC (United Kingdom)
1.13%	01/17/14[2,3,5]	29,100,000	29,084,988
3.10%	05/24/16[3,5]	28,270,000	30,011,675
HSBC Holdings PLC (United Kingdom)
5.10%	04/05/21[5]	23,395,000	27,676,589
JPMorgan Chase & Co.
4.25%	10/15/20	9,525,000	10,590,214
4.62%	05/10/21	51,300,000	58,597,727
6.30%	04/23/19	170,000	209,909
JPMorgan Chase & Co., Series C (MTN)
0.00%	07/23/132,†	2,500,000	2,491,450
JPMorgan Chase Bank N.A.
0.64%	06/13/16[2]	14,944,000	14,544,252
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16	5,040,000	5,752,293
6.00%	07/05/17	1,588,000	1,864,042
6.00%	10/01/17	47,807,000	56,655,502
M&T Capital Trust III
9.25%	02/01/27	10,200,000	10,442,250
National Australia Bank Ltd. (Australia)
5.35%	06/12/13[3,5]	20,425,000	20,886,993
National Australia Bank/New York (MTN) (Australia)
2.75%	03/09/17[5]	61,225,000	64,412,705
National Capital Trust II
5.49%	12/29/49[2,3]	2,717,000	2,721,410

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15[5]	$13,700,000	$14,036,835
Royal Bank of Scotland PLC, Series 1 (United Kingdom)
2.73%	08/23/13[2,5]	10,830,000	10,949,585
Svenska Handelsbanken AB (Sweden)
4.88%	06/10/14[3,5]	23,240,000	24,567,701
Wachovia Corp.
0.65%	10/28/15[2]	13,165,000	12,975,345
Wachovia Corp. (MTN)
5.50%	05/01/13	35,000	35,584
Westpac Banking Corp. (Australia)
1.04%	03/31/14[2,3,5]	32,750,000	32,975,320
4.88%	11/19/19[5]	225,000	262,087

			932,864,726

Communications — 0.44%
Cablevision Systems Corp.
5.88%	09/15/22	24,630,000	24,876,300
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19	17,875,000	19,372,031
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20	16,029,000	18,152,843
Comcast Cable Communications Holdings, Inc.
9.46%	11/15/22	250,000	378,642
Frontier Communications Corp.
6.62%	03/15/15	1,625,000	1,771,250
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20[3,5]	12,820,000	13,973,800
7.25%	10/15/20[5]	3,000,000	3,262,500
8.50%	11/01/19[5]	4,970,000	5,547,763
iPCS, Inc.
2.44%	05/01/13[2]	6,255,000	6,255,000
Verizon Communications, Inc.
1.95%	03/28/14	9,646,000	9,827,696
Windstream Corp. (WI)
8.12%	09/01/18	1,725,000	1,884,563

			105,302,388

Consumer Discretionary — 0.05%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20[3]	11,650,000	12,072,313

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric — 1.74%
Calpine Construction Finance Co. LP and CCFC Finance Corp.
8.00%	06/01/16[3]	$78,472,000	$83,768,860
Cedar Brakes I LLC
8.50%	02/15/14[3]	2,488,364	2,548,301
Cedar Brakes II LLC
9.88%	09/01/13[3]	1,585,316	1,604,875
Cleco Power LLC
6.65%	06/15/18	17,795,000	21,901,499
Coso Geothermal Power Holdings
7.00%	07/15/26[3]	26,070,774	11,601,494
DPL, Inc.
6.50%	10/15/16	14,080,000	14,960,000
7.25%	10/15/21	23,670,000	25,445,250
Dynegy Escrow Holdings
0.00%	06/01/15[6]	54,205,000	1,355,125
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18	17,500,000	20,714,313
FirstEnergy Corp., Series C
7.38%	11/15/31	120,000	155,426
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19[3]	222,755	188,228
FPL Energy Wind Funding LLC
6.88%	06/27/17[3]	838,350	733,556
GenOn Americas Generation LLC
8.50%	10/01/21	11,952,000	13,595,400
9.12%	05/01/31	8,569,000	9,468,745
Kansas City Power & Light Co.
6.38%	03/01/18	4,290,000	5,149,664
Mirant Mid Atlantic Pass-Through Trust, Series B
9.12%	06/30/17	23,871,574	26,020,016
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28	8,836,850	10,029,825
Nevada Power Co.
5.45%	05/15/41	600,000	722,609
NextEra Energy Capital Holdings, Inc.
5.35%	06/15/13	955,000	974,501
Oncor Electric Delivery Co. LLC
5.25%	09/30/40	9,938,000	11,096,611
5.30%	06/01/42	65,865,000	75,600,967
PNM Resources, Inc.
9.25%	05/15/15	15,387,000	17,637,349
Public Service Co. of New Hampshire
6.00%	05/01/18	5,000,000	5,883,770
Public Service Co. of New Mexico
5.35%	10/01/21	5,320,000	6,000,307
7.95%	05/15/18	41,137,000	50,095,624

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric (continued)
PVNGS II Funding Corp., Inc.
8.00%	12/30/15	$917,000	$965,616

			418,217,931

Energy — 1.29%
Arch Coal, Inc.
7.00%	06/15/19	39,074,000	36,338,820
7.25%	06/15/21	2,000,000	1,855,000
El Paso Pipeline Partners
4.10%	11/15/15	46,175,000	49,760,166
5.00%	10/01/21	2,000,000	2,276,528
Newfield Exploration Co.
5.62%	07/01/24	42,960,000	46,584,750
Panhandle Eastern Pipeline Co. LP
8.12%	06/01/19	2,292,000	2,866,887
Petrobras International Finance Co. - Pifco (Cayman Islands)
6.88%	01/20/40[5]	150,000	192,055
Sabine Pass LNG LP
7.50%	11/30/16	25,450,000	28,122,250
7.50%	11/30/16[3]	19,273,000	20,573,927
Southern Union Co.
3.33%	11/01/66[2]	75,433,000	64,966,671
Tennessee Gas Pipeline Co.
8.00%	02/01/16	25,955,000	30,996,603
Valero Energy Corp.
7.50%	04/15/32	3,720,000	4,772,537
Williams Cos., Inc.
7.88%	09/01/21	13,196,000	17,029,174
8.75%	03/15/32	2,589,000	3,598,350

			309,933,718

Finance — 5.46%
Alta Wind Holdings LLC
7.00%	06/30/35[3]	16,206,960	17,612,478
Astoria Depositor Corp.
8.14%	05/01/21[3]	47,522,000	46,571,560
Bear Stearns Cos. LLC
4.65%	07/02/18	4,330,000	4,923,565
7.25%	02/01/18	20,595,000	25,834,739
Cantor Fitzgerald LP
6.38%	06/26/15[3]	15,325,000	15,530,570
Chase Capital II, Series B
0.81%	02/01/27[2]	31,185,000	25,664,475
CIT Group, Inc.
5.25%	04/01/14[3]	34,392,000	35,832,165
6.62%	04/01/18[3]	17,150,000	19,465,250
Citigroup Capital III
7.62%	12/01/36	7,438,000	8,007,967

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 35

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
0.59%	11/05/14[2]	$14,309,000	$14,208,179
0.86%	08/25/36[2]	24,399,000	17,875,586
2.01%	05/15/18[2]	5,678,000	5,729,534
4.59%	12/15/15	4,650,000	5,080,167
5.30%	01/07/16	20,019,000	22,207,523
5.38%	08/09/20	8,425,000	9,944,255
5.85%	08/02/16	5,095,000	5,816,235
6.00%	08/15/17	43,663,000	51,494,265
6.12%	11/21/17	5,055,000	6,022,729
6.12%	05/15/18	2,850,000	3,419,470
6.38%	08/12/14	3,950,000	4,274,983
8.12%	07/15/39	14,944,000	22,448,428
Countrywide Capital III, Series B
8.05%	06/15/27	3,000,000	3,558,750
Discover Financial Services
3.85%	11/21/22[3]	11,834,000	12,236,261
5.20%	04/27/22	4,515,000	5,150,960
General Electric Capital Corp.
4.62%	01/07/21	20,325,000	23,093,692
5.62%	05/01/18	185,000	220,475
General Electric Capital Corp. (MTN)
0.45%	06/20/14[2]	1,250,000	1,244,766
0.58%	08/07/18[2]	22,453,000	21,680,244
0.69%	05/05/26[2]	62,410,000	54,527,093
4.38%	09/16/20	30,655,000	34,101,816
5.38%	10/20/16	3,700,000	4,237,689
5.88%	01/14/38	9,795,000	11,857,102
General Electric Capital Corp., Series A (MTN)
6.75%	03/15/32	35,540,000	46,293,587
General Electric Capital Corp., Series E (MTN)
0.44%	03/20/14[2]	30,100,000	29,980,593
General Electric Capital Corp., Series G (MTN)
6.15%	08/07/37	19,383,000	24,204,857
6.88%	01/10/39	40,750,000	55,585,608
Goldman Sachs Group, Inc.
0.76%	03/22/16[2]	1,255,000	1,216,459
1.31%	02/07/14[2]	1,624,000	1,629,187
3.62%	02/07/16	17,675,000	18,722,049
5.25%	07/27/21	11,225,000	12,837,611
5.75%	10/01/16	3,550,000	4,030,073
5.95%	01/18/18	7,015,000	8,172,349
6.00%	06/15/20	9,510,000	11,317,745
6.15%	04/01/18	31,176,000	36,666,405
6.25%	02/01/41	14,730,000	17,983,091
6.75%	10/01/37	500,000	568,050

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
7.50%	02/15/19	$39,976,000	$50,315,393
International Lease Finance Corp.
6.50%	09/01/14[3]	32,080,000	34,165,200
6.75%	09/01/16[3]	41,450,000	46,900,675
7.12%	09/01/18[3]	3,955,000	4,607,575
JPMorgan Chase & Co.
4.35%	08/15/21	12,540,000	14,069,776
JPMorgan Chase Capital XIII, Series M
1.26%	09/30/34[2]	5,543,000	4,571,179
JPMorgan Chase Capital XXI, Series U
1.26%	02/02/37[2]	44,175,000	34,288,124
JPMorgan Chase Capital XXIII
1.31%	05/15/47[2]	48,189,000	37,116,083
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21[3,5]	800,000	885,695
MBNA Corp.
6.12%	03/01/13	7,355,000	7,417,128
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17[2]	5,725,000	6,576,880
8.95%	05/18/17[2]	5,800,000	6,721,040
9.57%	06/06/17[2]	11,819,000	14,020,880
Morgan Stanley
0.82%	10/15/15[2]	5,630,000	5,459,017
3.80%	04/29/16	9,140,000	9,587,086
4.20%	11/20/14	8,585,000	8,961,564
5.50%	07/24/20	32,400,000	36,507,445
6.00%	05/13/14	19,905,000	21,073,423
7.30%	05/13/19	205,000	249,446
Morgan Stanley (MTN)
0.78%	10/18/16[2]	22,310,000	21,161,814
5.62%	09/23/19	600,000	677,594
5.75%	10/18/16	8,550,000	9,535,546
5.95%	12/28/17	125,000	141,705
6.25%	08/28/17	12,950,000	14,902,188
6.62%	04/01/18	7,930,000	9,356,662
Morgan Stanley, Series G (MTN)
0.65%	01/09/14[2]	2,970,000	2,949,771
5.45%	01/09/17	100,000	110,791
Pipeline Funding Co. LLC
7.50%	01/15/30[3]	26,750,000	33,528,637
Prudential Financial, Inc. (MTN)
5.62%	05/12/41	450,000	510,289
Prudential Holdings LLC
8.70%	12/18/23[3]	22,375,000	29,378,080
Raymond James Financial, Inc.
8.60%	08/15/19	8,453,000	10,720,931
Reckson Operating Partnership LP
5.00%	08/15/18	14,845,000	16,120,035

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Woodbourne Capital Trust I
2.72%	04/08/49[2,3,6]	$900,000	$387,000
Woodbourne Capital Trust II
2.71%	04/08/49[2,3,6]	925,000	397,750
Woodbourne Capital Trust III
2.71%	04/08/49[2,3,6]	1,525,000	655,750
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.12%	11/15/14[3,5]	2,170,000	2,327,729
ZFS Finance USA Trust II
6.45%	12/15/65[2,3]	6,475,000	6,960,625

			1,312,397,141

Food — 0.00%
Ralcorp Holdings, Inc.
4.95%	08/15/20	150,000	161,652

Health Care — 0.79%
CHS/Community Health Systems, Inc.
5.12%	08/15/18	3,725,000	3,892,625
8.00%	11/15/19	14,425,000	15,687,187
HCA, Inc.
6.50%	02/15/20	17,675,000	19,884,375
7.25%	09/15/20	79,861,000	88,845,363
HCA, Inc. (WI)
7.88%	02/15/20	17,170,000	19,187,475
Tenet Healthcare Corp.
8.88%	07/01/19	37,745,000	42,085,675

			189,582,700

Industrials — 0.13%
General Electric Co.
5.25%	12/06/17	17,163,000	20,260,115
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23[3,5]	10,000,000	10,236,380

			30,496,495

Insurance — 0.69%
Farmers Exchange Capital
7.05%	07/15/28[3]	19,151,000	23,641,175
7.20%	07/15/48[3]	18,265,000	22,323,181
Farmers Insurance Exchange
8.62%	05/01/24[3]	18,595,000	25,400,101
MetLife Capital Trust X
9.25%	04/08/38[3]	11,500,000	15,927,500
MetLife, Inc.
2.38%	02/06/14	10,775,000	10,979,682
Metropolitan Life Global Funding I
3.88%	04/11/22[3]	18,675,000	20,350,054

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
5.81%	12/15/24[2,3]	$12,949,000	$12,487,692
6.60%	04/15/34[3]	19,518,000	19,718,815
Pricoa Global Funding I
5.45%	06/11/14[3]	15,130,000	16,164,968

			166,993,168

Materials — 0.00%
ArcelorMittal (Luxembourg)
5.75%	08/05/20[5]	140,000	140,495
Southern Copper Corp.
6.38%	07/27/15	100,000	111,104

			251,599

Real Estate Investment Trust (REIT) — 1.62%
BRE Properties, Inc.
5.50%	03/15/17	100,000	113,420
Camden Property Trust
4.62%	06/15/21	600,000	662,682
Duke Realty LP
5.40%	08/15/14	1,400,000	1,488,006
6.25%	05/15/13	75,000	76,491
ERP Operating LP
5.75%	06/15/17	100,000	118,083
HCP, Inc.
2.62%	02/01/20	17,570,000	17,533,256
3.75%	02/01/19	7,450,000	7,895,039
5.38%	02/01/21	15,225,000	17,311,966
5.62%	05/01/17	1,508,000	1,726,218
6.00%	01/30/17	16,320,000	18,764,785
6.75%	02/01/41	150,000	195,161
7.07%	06/08/15	125,000	141,382
HCP, Inc. (MTN)
6.30%	09/15/16	27,719,000	32,011,758
6.70%	01/30/18	27,151,000	32,782,381
Health Care REIT, Inc.
4.12%	04/01/19	21,800,000	23,471,750
4.70%	09/15/17	31,473,000	35,144,609
4.95%	01/15/21	12,145,000	13,317,046
5.25%	01/15/22	26,805,000	29,996,449
6.12%	04/15/20	4,385,000	5,143,430
6.50%	03/15/41	13,430,000	15,688,219
Healthcare Realty Trust, Inc.
5.75%	01/15/21	21,375,000	24,050,928
6.50%	01/17/17	220,000	251,774
Highwoods Realty LP
7.50%	04/15/18	6,810,000	8,288,757
Kimco Realty Corp., Series C (MTN)
5.19%	10/01/13	100,000	102,857

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Post Apartment Homes LP
4.75%	10/15/17	$21,885,000	$24,209,800
PPF Funding, Inc.
5.50%	01/15/14[3]	195,000	200,674
Shurgard Storage Centers LLC
5.88%	03/15/13	624,000	630,759
Simon Property Group LP
6.12%	05/30/18	1,290,000	1,573,221
UDR, Inc.
6.05%	06/01/13	3,608,000	3,683,689
UDR, Inc. (MTN)
4.25%	06/01/18	5,500,000	6,052,715
5.25%	01/15/15	200,000	215,064
UDR, Inc., Series E (MTN)
5.13%	01/15/14	7,075,000	7,338,515
Ventas Realty LP/Ventas Capital Corp.
4.75%	06/01/21	10,925,000	11,999,463
WEA Finance LLC
7.12%	04/15/18[3]	38,063,000	46,954,517
Weingarten Realty Investors (MTN)
4.99%	09/03/13	18,000	18,418

			389,153,282

Transportation — 0.68%
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21	4,665,329	4,904,427
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18	2,616,916	2,851,620
Continental Airlines Pass-Through Trust, Series 1999, Class C2
7.26%	03/15/20	10,886,456	11,981,906
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22	4,374,554	4,871,941
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22	2,360,036	2,525,238
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19	7,166,040	8,276,776
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23	45,575,724	50,304,205
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.76%	11/15/16[2]	13,575,000	12,013,875
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A-1
7.04%	04/01/22	2,945,987	3,328,965

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17	$17,102,783	$19,668,201
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23	20,659,860	22,441,772
US Airways Pass-Through Trust, Series 2011-1, Class A
7.12%	10/22/23	5,519,405	6,247,277
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24	12,000,000	13,102,500

			162,518,703

Total Corporates (Cost $3,671,662,472)			4,029,945,816

MORTGAGE-BACKED — 49.55%**
Commercial Mortgage-Backed — 5.01%
Banc of America Large Loan, Inc., Series 2010-UB4, Class A4A
5.01%	12/20/41[2,3]	14,510,000	15,257,265
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5
4.86%	07/10/43[2]	855,000	929,179
Banc of America Re-Remic Trust, Series 2011-STRP, Class A7
1.90%	02/17/42[3]	970,286	969,684
Banc of America Re-Remic Trust, Series 2011-STRP, Class A9
1.32%	07/17/39[3]	285,167	284,909
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.19%	09/10/47[2]	105,251,000	117,282,084
Bayview Commercial Asset Trust, Series 2006-3A, Class A1
0.46%	10/25/36[2,3]	6,084,870	3,696,303
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A5
4.98%	07/11/42[2]	55,510,000	58,327,538
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.15%	10/12/42[2]	75,095,000	83,168,989
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.57%	04/12/38[2]	21,441,490	24,362,947
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32[2]	14,017,179	14,078,806
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44[2]	47,895,000	52,516,072

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4
4.98%	05/10/43[2]	$19,501,000	$21,364,603
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40[2]	1,438,956	1,585,860
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21[3]	29,480,000	34,453,423
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44	48,755,000	53,175,104
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class X
0.92%	05/15/35[2,6]	20,195,941	455,045
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7
5.32%	06/10/36[2]	78,881,274	82,271,158
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44[2]	97,585,000	108,914,570
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2
4.77%	03/12/39	4,939,247	4,941,361
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37	2,920,000	3,208,385
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.20%	12/15/44[2]	4,380,000	4,891,137
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3S
5.24%	05/15/47[3]	5,495,000	5,700,235
Lehman Brothers Small Balance Commercial, Series 2007-1A, Class 2A3
5.62%	03/25/37[2,3]	15,000,000	12,825,684
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44[2]	550,000	610,664
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class ASB
5.13%	12/12/49[2]	19,496,219	20,500,937
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49	16,551,000	17,877,364
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47	41,015,000	44,915,444
Morgan Stanley Capital I, Series 2006-HQ9, Class A4
5.73%	07/12/44[2]	405,000	465,574

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.16%	10/12/52[2]	$35,975,000	$40,045,014
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.82%	08/12/41[2]	44,680,000	51,853,754
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49	13,563,000	15,567,469
RBSCF Trust, Series 2010-MB1, Class A2
3.69%	04/15/24[3]	15,000,000	15,940,620
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23[3]	19,219,043	17,671,910
Spirit Master Funding LLC, Series 2006-1A, Class A
5.76%	03/20/24[3]	8,563,349	7,749,831
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4
4.85%	10/15/41[2]	4,320,113	4,630,677
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42[2]	37,720,000	41,481,552
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.24%	10/15/44[2]	21,250,370	23,505,774
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45	52,205,000	54,876,747
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44	62,497,000	69,389,732
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45	67,165,000	73,073,035

			1,204,816,439

Non-Agency Mortgage-Backed — 16.94%
Aames Mortgage Trust, Series 2002-1, Class A3 (STEP)
6.67%	06/25/32	69,156	66,206
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.43%	02/25/37[2]	46,125,000	24,495,765
ACE Securities Corp., Series 2006-HE3, Class A2C
0.36%	06/25/36[2]	5,137,234	2,698,305
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.75%	01/25/36[2]	601,783	472,314
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.44%	09/25/35[2]	5,856,393	5,410,525

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
American Home Mortgage Assets, Series 2007-1, Class A1
0.86%	02/25/47[2]	$95,277,935	$55,211,629
American Home Mortgage Assets, Series 2007-2, Class A1
0.34%	03/25/47[2]	1,111,146	750,800
American Home Mortgage Assets, Series 2007-4, Class A2
0.40%	08/25/37[2]	14,270,230	11,764,021
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1
0.41%	03/25/46[2]	3,183,724	2,147,063
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.40%	05/25/47[2]	104,981,199	65,969,608
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class A2C
0.44%	01/25/36[2]	888,657	887,465
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27	128,216	132,751
Argent Securities, Inc., Series 2005-W4, Class A2C
0.51%	02/25/36[2]	3,823,573	3,764,050
Argent Securities, Inc., Series 2005-W5, Class A2D
0.53%	01/25/36[2]	28,478,000	13,012,709
Asset Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.21%	06/25/37[2]	42,477,000	23,040,485
Asset Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.44%	11/25/36[2]	18,411,000	8,961,729
Banc of America Alternative Loan Trust, Series 2003-2, Class CB4
5.50%	04/25/33	2,523,464	2,722,391
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32	63,595	66,835
Banc of America Funding Corp., Series 2006-E, Class 2A1
3.13%	06/20/36[2]	311,823	241,909
Banc of America Funding Corp., Series 2006-G, Class 2A3
0.38%	07/20/36[2]	50,059,460	49,517,817
Banc of America Funding Corp., Series 2010-R4, Class 3A3
1.27%	09/26/46[2,3]	19,909,147	7,100,020
Banc of America Mortgage Securities Trust, Series 2003-1, Class ASS 3A1
3.15%	10/25/33[2]	3,616,048	3,716,124

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
3.00%	07/25/34[2]	$200,654	$194,845
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
3.09%	04/25/35[2]	2,125,419	1,844,180
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 2A6
3.11%	06/25/35[2]	50,975	50,317
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37	2,188,757	2,019,653
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20[3,5,6]	8,000	560
Bayview Financial Acquisition Trust, Series 2005-D, Class AF3
5.50%	12/28/35[2]	770,036	807,092
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.10%	05/27/37[2,3]	20,229,207	19,767,940
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.39%	03/25/37[2]	1,821,695	1,342,886
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37	804,432	662,269
BCAP LLC Trust, Series 2010-RR11, Class 3A2
3.02%	06/27/36[2,3]	12,043,142	12,084,637
BCAP LLC Trust, Series 2011-RR2, Class 3A6
3.09%	11/21/35[2,3]	22,979,165	21,438,019
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.75%	11/27/37[2,3]	15,227,829	14,453,311
BCAP LLC Trust, Series 2011-RR4, Class 1A3
3.07%	03/26/36[2,3]	21,745,205	20,831,820
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.84%	03/26/37[2,3]	1,748,189	1,635,938
BCAP LLC Trust, Series 2011-RR5, Class 2A3
3.04%	06/26/37[2,3]	9,675,581	9,609,158
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-4, Class 3A1
5.00%	07/25/33[2]	98,814	100,500
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 14A1
5.22%	01/25/35[2]	14,883,451	15,233,540

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1
2.86%	10/25/36	[2]	$1,965,721	$1,419,074
Bear Stearns Alt-A Trust, Series 2006-3, Class 1A1
0.59%	05/25/36	[2]	3,967,849	2,290,232
Bear Stearns Alt-A Trust, Series 2006-4, Class 32A1
2.96%	07/25/36	[2]	5,300,144	2,408,324
Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		50,100	54,826
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		2,161,085	2,232,433
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		1,948,363	2,034,921
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 2A3
0.46%	08/25/20	[2]	6,437,190	4,597,666
Bear Stearns Asset Backed Securities Trust, Series 2005-TC2, Class A3
0.58%	08/25/35	[2]	15,333,986	14,851,755
Bear Stearns Asset Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		4,176,970	3,594,891
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 1A2
0.41%	12/25/36	[2]	23,770,000	18,969,922
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.39%	10/25/36	[2]	3,760,996	2,196,182
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A1
0.42%	06/25/37	[2]	393,238	276,937
BHN I Mortgage Fund, Series 1997-2, Class A1 (Argentina)[7]
1.49%	05/31/17	2,3,5,6,8,†	13,760	138
BHN I Mortgage Fund, Series 1997-2, Class A2 (Argentina)[7]
7.54%	05/31/17	3,5,6,8,†	2,500	25
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/20	3,5,6,†	6,000	60
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.80%	12/15/30	[2]	25,648,255	26,559,184
CC Mortgage Funding Corp., Series 2004-1A, Class A1
0.49%	01/25/35	[2,3]	1,986,091	1,614,579

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Centex Home Equity, Series 2006-A, Class AV3
0.37%	06/25/36	[2]	$32,881,688	$32,421,361
Centex Home Equity, Series 2006-A, Class AV4
0.46%	06/25/36	[2]	125,000	102,485
Chase Mortgage Finance Corp., Series 2006-A1, Class 1A2
3.08%	09/25/36	[2]	2,257,254	1,849,374
Chase Mortgage Finance Corp., Series 2006-S3, Class 2A1
5.50%	11/25/21		4,732,044	4,573,641
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
3.01%	07/25/37	[2]	11,356,158	11,515,741
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		11,602,113	11,611,998
Chaseflex Trust, Series 2006-2, Class A2B
0.41%	09/25/36	[2]	3,111,045	2,215,445
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		703,000	700,665
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		650,000	605,801
Citigroup Mortgage Loan Trust, Inc. 2006-WFH2 A2A
0.36%	08/25/36	[2]	13,046,891	11,749,939
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.18%	02/25/34	[2]	292,273	289,016
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
4.71%	05/25/34	[2,3]	13,340,080	13,875,851
Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B
0.37%	09/25/36	[2]	378,623	190,064
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.41%	01/25/37	[2]	28,000	21,854
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.39%	03/25/37	[2]	40,607,000	37,456,100
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.74%	02/25/35	[2,3]	609,368	624,683
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.81%	11/25/35	[2,3]	558,956	572,024
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.51%	11/25/36	[2,3]	4,313,433	4,327,085

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		$2,869	$3,325
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		9,290,844	9,865,483
Conseco Finance, Series 2001-C, Class A5 (STEP)
7.29%	08/15/33		2,108,708	2,108,845
Conseco Finance, Series 2001-D, Class A5
6.69%	11/15/32	[2]	61,641	62,007
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	458,193	371,721
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	18,587,460	20,202,915
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	151,633	157,678
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	8,166,800	8,727,403
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		10,759,255	11,675,008
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	9,150,000	9,097,156
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		25,773	27,160
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
2.97%	02/25/36	[2]	204,499	123,645
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A7 (IO)
5.29%	07/25/36	[2,6]	17,411,652	3,319,096
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.71%	06/25/36	[2]	2,792,828	1,714,039
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.90%	02/25/37	[2]	5,672,435	4,461,064
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A2
0.42%	09/20/46	[2]	841,179	438,584
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.38%	06/25/36	[2]	3,094,558	2,164,937
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1A14 (IO)
5.14%	04/25/37	[2,6]	34,717,841	5,990,772

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.41%	03/25/37	[2]	$1,349,909	$509,289
Countrywide Asset Backed Certificates, Series 2005-11, Class AF4
5.21%	02/25/36	[2]	7,000,000	4,862,816
Countrywide Asset Backed Certificates, Series 2005-12, Class 2A5
5.24%	02/25/36	[2]	10,246,904	10,576,331
Countrywide Asset Backed Certificates, Series 2005-13, Class AF4
5.32%	04/25/36	[2]	50,000	25,579
Countrywide Asset Backed Certificates, Series 2005-2, Class M2
0.65%	08/25/35	[2]	14,000,000	13,704,573
Countrywide Asset Backed Certificates, Series 2005-4, Class MV1
0.67%	10/25/35	[2]	162,237	158,740
Countrywide Asset Backed Certificates, Series 2005-7, Class MV1
0.72%	11/25/35	[2]	7,292,386	7,243,162
Countrywide Asset Backed Certificates, Series 2007-13, Class 2A2
1.01%	10/25/47	[2]	15,416,888	11,148,476
Countrywide Asset Backed Certificates, Series 2007-4, Class A1A
0.33%	09/25/37	[2]	1,139,007	1,135,197
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.11%	06/19/31	[2]	48,491	47,630
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-38, Class A3
5.00%	02/25/18		3,313,302	3,383,038
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		428,134	444,877
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
4.92%	08/25/34	[2]	5,211,465	5,292,573
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
0.54%	02/25/35	[2]	306,199	261,454
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.59%	02/25/35	[2]	7,584,399	4,672,750

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.56%	06/20/34	[2]	$155,791	$155,294
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
2.77%	09/20/34	[2]	4,787,962	4,486,452
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
3.00%	11/20/34	[2]	4,663,993	4,352,790
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.32%	04/25/35	[2]	2,302,794	1,761,869
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.76%	01/25/36	[2]	706,824	535,731
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.51%	05/25/35	[2]	9,782,393	7,803,508
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
3.14%	09/25/47	[2]	3,160,665	2,432,363
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.21%	03/25/37	[2]	2,562,120	1,596,097
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class A (STEP)
5.60%	09/25/31		48,745	49,462
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1
2.66%	02/25/33	[2]	73,356	71,802
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.70%	08/25/33	[2]	51,136	50,529
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 2A1
0.91%	03/25/36	[2]	9,150,422	4,880,076
Credit Suisse Mortgage Capital Certificates, Series 2007-2, Class 3A4
5.50%	03/25/37		8,626,383	8,347,609
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 1A11
7.00%	08/25/37		4,365,836	2,437,686

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Certificates, Series 2010-17R, Class 1A1
2.72%	06/26/36	[2,3]	$2,758,416	$2,853,612
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.24%	03/25/33	[2]	8,380,873	7,661,785
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
4.19%	01/25/36		11,835,576	6,944,026
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.36%	07/25/36	[2]	37,036,821	24,903,010
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.32%	10/25/36	[2]	13,855,219	13,593,494
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
4.89%	01/25/37		9,962,875	4,538,106
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
4.89%	01/25/37		18,627,730	8,486,844
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.33%	02/25/37		34,900,000	26,983,232
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
5.33%	02/25/37		42,536,000	32,880,711
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
5.33%	02/25/37		8,682,195	6,830,860
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.38%	04/25/37	[2]	34,736,520	18,476,268
CSAB Mortgage Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,523,089
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45	[3]	87,179,536	87,381,336
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		33,043	32,827
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		1,236,877	916,120

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class A6
0.40%	02/25/37	[2]	$2,317,961	$1,376,331
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A2
0.39%	01/25/47	[2]	1,844,613	874,834
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.13%	02/25/36	[2]	2,903,400	2,116,560
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2
5.23%	06/26/35	[2,3]	1,751,551	1,770,899
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.45%	07/19/45	[2]	574,533	467,943
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.57%	01/19/45	[2]	2,678,109	1,950,278
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.46%	03/19/45	[2]	1,087,147	894,165
Educational Funding of the South, Inc., Series 2012-1, Class A
1.26%	03/25/36	[2]	38,451,826	38,208,034
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		68,918	61,711
Equity One ABS, Inc., Series 2002-4, Class M1
5.22%	02/25/33	[2]	17,496	15,924
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFH2, Class M1
0.69%	04/25/35	[2,3]	2,616,891	2,596,707
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11, Class 2A3
0.36%	08/25/36	[2]	34,228,049	23,479,747
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2B
0.32%	12/25/37	[2]	21,303,837	11,155,105
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2C
0.37%	12/25/37	[2]	63,489,255	33,517,533
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2D
0.42%	12/25/37	[2]	46,015,220	24,490,658
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2C
0.35%	01/25/38	[2]	115,173,517	62,958,129
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2B
0.31%	03/25/37	[2]	33,542,457	17,456,635

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2C
0.36%	03/25/37	[2]	$28,910,888	$15,174,342
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF2, Class A2D
0.43%	03/25/37	[2]	53,831,306	28,588,246
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1
2.56%	09/25/34	[2]	104,295	103,707
First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1
2.60%	10/25/34	[2]	6,754,934	6,481,575
First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A7
6.00%	02/25/37		32,808	27,905
First Horizon Alternative Mortgage Securities, Series 2007-FA3, Class A6 (IO)
5.19%	06/25/37	[2,6]	7,640,249	1,433,950
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 2A1
2.63%	10/25/34	[2]	4,393,666	4,242,754
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1
2.42%	11/25/37	[2]	903,310	744,274
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.54%	02/25/34	[2]	2,456,836	2,495,999
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
2.68%	12/25/34	[2]	1,588,669	1,566,607
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.57%	01/25/37	[2]	481,197	414,926
Fremont Home Loan Trust, Series 2005-C, Class M1
0.69%	07/25/35	[2]	11,204,989	10,862,548
Fremont Home Loan Trust, Series 2006-A, Class 2A3
0.37%	05/25/36	[2]	23,575,732	10,341,566
GE Business Loan Trust, Series 2004-2X, Class B
0.69%	12/15/32		1,819,722	1,566,962
GE Business Loan Trust, Series 2007-1A, Class A
0.38%	04/16/35	[2,3]	36,620,804	31,371,029
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.65%	06/25/30	[2]	107,089	74,944
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
3.38%	12/19/33	[2]	16,659,173	17,049,873

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.63%	06/25/34	[2]	$15,987	$15,846
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.63%	11/19/35	[2]	2,801,136	2,669,980
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
3.70%	05/19/36	[2]	5,040,491	3,642,725
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	43,303,325	46,911,510
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.45%	08/25/45	[2]	3,665,468	2,809,194
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.39%	01/25/47	[2]	6,450,851	5,499,892
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A
0.29%	02/25/47	[2]	13,219,952	12,106,891
Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.37%	02/25/37	[2]	9,547,020	5,714,732
GS Mortgage Securities Corp., Series 2009-1R, Class 2A1
2.68%	11/25/35	[2,3]	126,809	128,873
GSAA Trust, Series 2007-10, Class A2A
6.50%	11/25/37		3,046,229	2,162,319
GSAMP Trust, Series 2005-AHL2, Class A2D
0.56%	12/25/35	[2]	25,693,000	10,966,142
GSAMP Trust, Series 2007-NC1, Class A2B
0.31%	12/25/46	[2]	66,996,108	29,696,393
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.84%	08/25/34	[2]	17,836	18,275
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.85%	08/25/34	[2]	1,469,000	1,465,844
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
2.98%	10/25/35	[2]	3,220,357	2,765,906
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4
2.98%	10/25/35	[2]	11,058,930	10,911,570
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.40%	08/25/46	[2]	15,605,142	14,765,298
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.80%	05/25/47	[2]	8,359,199	7,066,762

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.87%	04/19/34	[2]	$31,500	$32,191
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
0.55%	01/19/35	[2]	966,716	769,187
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.08%	07/19/35	[2]	1,090,779	986,592
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.21%	11/25/47	[2]	1,678,362	1,401,145
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.27%	05/25/37	[2]	8,676	8,606
Home Equity Asset Trust, Series 2007-AR1, Class 2A1
2.95%	01/25/37	[2]	26,579,647	18,114,176
Home Equity Loan Trust, Series 2005-2, Class M1
0.67%	01/20/35	[2]	360,816	343,359
Home Equity Loan Trust, Series 2005-3, Class M1
0.63%	01/20/35	[2]	411,984	398,797
Home Equity Loan Trust, Series 2006-1, Class A1
0.37%	01/20/36	[2]	26,247,050	25,917,558
Home Equity Loan Trust, Series 2006-2, Class A1
0.36%	03/20/36	[2]	26,709,797	26,347,105
Home Equity Loan Trust, Series 2007-1, Class AM
0.45%	03/20/36	[2]	2,840,891	2,746,470
Home Equity Loan Trust, Series 2007-3, Class A4
1.71%	11/20/36	[2]	13,120,000	12,628,499
Home Equity Loan Trust, Series 2007-3, Class APT
1.41%	11/20/36	[2]	36,539,365	36,503,721
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV3
0.44%	04/25/37	[2]	14,448,000	7,594,685
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
0.55%	04/25/37	[2]	13,545,000	7,194,379
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
0.78%	10/25/34	[2]	7,905,548	7,769,430
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.40%	12/25/35	[2]	24,927,994	24,358,551
Impac CMB Trust, Series 2005-1, Class 1A1
0.73%	04/25/35	[2]	10,872,515	9,999,528

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac Secured Assets Corp., CMN Owners Trust, Series 2004-3, Class 1
1.01%	11/25/34	[2]	$1,525,344	$1,472,243
Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.16%	03/25/37	[2]	2,645,543	2,249,570
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1
3.25%	11/25/37	[2]	8,415,905	7,419,205
Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.61%	08/25/34	[2]	3,155,823	2,524,643
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
1.01%	08/25/34	[2]	46,511	36,739
Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.04%	10/25/34	[2]	326,078	321,030
Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.07%	09/25/34	[2]	148,414	105,874
Indymac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.01%	11/25/34	[2]	81,932	64,763
Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.73%	03/25/35	[2]	3,165,248	2,804,239
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
4.79%	09/25/35	[2]	1,291,613	1,151,620
Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A
0.52%	10/25/36	[2]	341,739	256,050
Indymac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21
5.14%	12/25/35	[2]	11,241,585	9,530,279
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.60%	01/25/36	[2]	4,760,389	3,798,029
Indymac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.45%	04/25/35	[2]	1,466,798	1,232,002
Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
3.01%	08/25/36	[2]	33,727,834	20,680,019
Indymac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.33%	08/25/36	[2]	434,265	262,875
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
0.42%	05/25/46	[2]	2,236,821	1,719,516

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.12%	05/25/36	[2]	$8,851,339	$5,759,460
Indymac Index Mortgage Loan Trust, Series 2006-AR8, Class A3A
0.44%	07/25/46	[2]	49,652,410	35,832,853
Indymac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.74%	06/25/37	[2]	9,256,572	6,014,953
Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1
4.70%	08/25/37	[2]	29,208,834	22,562,816
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
2.97%	05/25/37	[2]	461,263	305,675
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 3A1
4.75%	05/25/37	[2]	9,036,061	6,037,968
Indymac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1
5.04%	04/25/37	[2]	808,517	592,259
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		374,663	373,905
Indymac Residential Asset Backed Trust, Series 2007-A, Class 2A4A
0.53%	04/25/47	[2]	13,246,000	7,271,683
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.38%	05/25/36	[2]	7,813,515	7,127,816
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.95%	05/25/36	[2]	1,678,968	1,046,685
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
5.30%	05/25/36	[2]	22,861,958	17,142,993
JPMorgan Alternative Loan Trust, Series 2006-S4, Class A4 (STEP)
5.96%	12/25/36		38,700,000	30,361,679
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A2
0.31%	06/25/37	[2]	4,116,785	4,105,715
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV4
0.35%	10/25/36	[2]	16,800,000	10,298,795
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		7,162,729	4,545,468
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.42%	03/25/37	[2]	1,310,000	797,395

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.31%	03/25/47	[2]	$443,532	$367,493
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
4.96%	03/25/47		9,480,000	6,979,906
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
4.96%	03/25/47		10,000,000	7,109,636
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
4.96%	03/25/47		5,000,000	3,058,330
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
4.66%	11/25/33	[2]	699,338	676,067
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
3.04%	09/25/34	[2]	3,356,797	3,458,297
JPMorgan Mortgage Trust, Series 2005-A3, Class 5A3
2.83%	06/25/35	[2]	298,211	270,220
JPMorgan Mortgage Trust, Series 2005-A5, Class 3A2
2.75%	08/25/35	[2]	42,626	42,378
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
5.35%	08/25/35	[2]	868,460	877,715
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		15,645,098	16,650,741
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.05%	05/25/36	[2]	3,614,132	2,778,505
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
5.25%	05/25/36	[2]	2,835,771	2,402,957
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
3.00%	06/25/36	[2]	72,281	60,909
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
3.00%	06/25/36	[2]	7,541,797	6,350,664
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
3.05%	08/25/36	[2]	1,707,670	1,303,258
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.03%	07/25/35	[2]	8,947,144	9,140,618
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
5.38%	05/25/37	[2]	11,874,064	9,874,679

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
5.27%	05/25/37	[2]	$39,979	$33,056
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
5.55%	06/25/37	[2]	2,188,675	1,895,605
JPMorgan Resecuritization Trust, Series 2010-1, Class 1A1
6.00%	02/26/37	[3]	8,084,489	8,617,144
JPMorgan Resecuritization Trust, Series 2010-4, Class 1A1
2.61%	07/26/36	[2,3]	962,597	979,013
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	12,448,639	13,843,895
Lehman XS Trust 2006-14N 3A2
0.33%	08/25/36	[2]	304,971	186,329
Lehman XS Trust, Series 2005-2, Class 1A1
0.49%	08/25/35	[2]	691,869	625,089
Lehman XS Trust, Series 2005-5N, Class 1A1
0.51%	11/25/35	[2]	4,333,538	3,479,849
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.51%	11/25/35	[2]	28,614,188	23,489,473
Lehman XS Trust, Series 2006-10N, Class 1A3A
0.42%	07/25/46	[2]	23,216,832	15,817,593
Lehman XS Trust, Series 2006-13, Class 1A2
0.17%	09/25/36	[2]	57,696,317	45,446,465
Lehman XS Trust, Series 2006-16N, Class A4A
0.40%	11/25/46	[2]	736,700	535,616
Lehman XS Trust, Series 2006-18N, Class A2A
0.36%	12/25/36	[2]	18,618,946	16,727,680
Lehman XS Trust, Series 2006-19, Class A2
0.38%	12/25/36	[2]	41,719,766	31,264,479
Lehman XS Trust, Series 2006-20, Class A2
0.38%	01/25/37	[2]	26,687,281	19,143,171
Lehman XS Trust, Series 2006-9, Class A1B
0.16%	05/25/46	[2]	72,393,243	56,635,406
Lehman XS Trust, Series 2006-GP2, Class 1A4
0.54%	06/25/46	[2]	6,345,997	1,850,962
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50%	07/25/37		1,212,874	770,408

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
5.00%	01/25/34	[2]	$160,425	$161,515
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
2.94%	10/25/34	[2]	3,102,962	3,003,322
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.89%	06/25/34	[2]	1,658	1,566
MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 22A5
0.55%	05/25/47	[2]	709,622	173,600
MASTR Alternative Loans Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		7,891,270	8,377,675
MASTR Asset Backed Securities Trust, Series 2006-HE4, Class A3
0.36%	11/25/36	[2]	23,431,794	9,723,621
MASTR Asset Backed Securities Trust, Series 2006-HE4, Class A4
0.42%	11/25/36	[2]	6,508,832	2,733,403
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A3
0.42%	05/25/37	[2]	26,441,000	13,509,355
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4
0.49%	05/25/37	[2]	19,985,500	10,359,504
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		23,077	23,809
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33		3,505,508	3,735,025
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		4,534,040	4,755,549
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.85%	10/25/32	[2]	48,986	48,867
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
0.91%	11/15/31	[2]	5,860,256	5,784,782
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.46%	04/25/37	[2]	47,563,317	25,886,692
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.38%	05/25/37	[2]	18,449,381	10,982,197
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.45%	05/25/37	[2]	65,551,000	35,555,026

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.53%	05/25/37	[2]	$30,000,000	$16,546,275
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.39%	06/25/37	[2]	18,116,200	8,612,481
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.46%	06/25/37	[2]	34,732,000	17,412,141
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.37%	07/25/37	[2]	41,375,000	22,039,738
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 2A2
1.21%	10/25/37	[2]	24,014,719	15,710,057
Merrill Lynch First Franklin Mortgage, Series 2007-1, Class A2B
0.38%	04/25/37	[2]	19,832,233	10,680,292
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, Class 1A1
2.55%	08/25/36	[2]	2,527,110	2,099,025
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.42%	02/25/36	[2]	35,216	29,482
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
5.61%	03/25/37		39,754,426	15,949,631
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
5.90%	03/25/37		30,002,843	12,083,543
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		429,629	443,962
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		636,612	688,672
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		28,153,993	29,823,441
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	19,226,890	20,430,369
Mid-State Trust, Series 6, Class A1
7.34%	07/01/35		57,056	59,302
Morgan Stanley ABS Capital I, Series 2006-HE1, Class A4
0.50%	01/25/36	[2]	4,800,000	2,763,674
Morgan Stanley ABS Capital I, Series 2006-HE5, Class A2C
0.35%	08/25/36	[2]	7,796,039	4,706,600
Morgan Stanley Home Equity Loan Trust, Series 2007-1, Class A2
0.31%	12/25/36	[2]	6,331,714	3,801,289
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.53%	01/25/35	[2]	642,678	591,994

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		$906,219	$946,144
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.83%	10/25/34	[2]	317,349	306,294
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	270,977	148,233
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		999,620	978,399
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.33%	04/25/37	[2]	8,594,546	3,954,170
Morgan Stanley Resecuritization Trust, Series 2010-R4, Class 1B
0.54%	01/26/36	[2,3]	7,270,447	6,623,664
Morgan Stanley Resecuritization Trust, Series 2010-R9, Class 3A
3.25%	11/26/36	[3]	409,220	418,401
MortgageIT Trust, Series 2005-4, Class A1
0.49%	10/25/35	[2]	3,199,309	2,669,459
MortgageIT Trust, Series 2005-5, Class A1
0.47%	12/25/35	[2]	1,863,346	1,589,131
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.46%	06/25/37	[2]	7,760,000	3,802,683
New Century Home Equity Loan Trust, Series 2005-2, Class A2C
0.51%	06/25/35	[2]	2,795,080	2,790,305
New Century Home Equity Loan Trust, Series 2005-C, Class A2D
0.55%	12/25/35	[2]	18,000,000	13,026,474
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.49%	03/25/36	[2]	65,579,000	62,691,589
Newcastle Mortgage Securities Trust, Series 2007-1, Class 2A3
0.44%	04/25/37	[2]	17,117,000	8,333,848
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28		1,443	1,449
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17		15,774	16,055
Option One Mortgage Loan Trust, Series 2007-1, Class 2A4
0.43%	01/25/37	[2]	6,000,000	2,884,467
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-4, Class A2D
0.45%	05/25/37	[2]	36,886,000	16,927,480

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Series 2004-MHQ1, Class M1
0.91%	12/25/34	[2]	$5,111,163	$5,109,724
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF6 (STEP)
4.76%	07/25/35		2,453,179	2,482,686
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
5.50%	01/25/36		22,910,000	15,985,464
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.52%	06/25/47	[2]	23,015,500	12,265,144
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.50%	08/25/33	[2]	1,909,077	1,944,561
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		121,668	126,912
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB1
3.79%	12/25/35	[2]	8,834,826	5,932,718
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.33%	04/25/35	[2]	9,761,721	8,920,441
Residential Accredit Loans, Inc., Series 2005-QA7, Class A1
3.42%	07/25/35	[2]	7,702,000	5,614,481
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.54%	07/25/35	[2]	6,955,447	5,155,725
Residential Accredit Loans, Inc., Series 2005-QO4, Class 2A1
0.49%	12/25/45	[2]	2,961,095	2,035,164
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.16%	01/25/46	[2]	15,760,663	10,296,441
Residential Accredit Loans, Inc., Series 2006-QA1, Class A21
3.93%	01/25/36	[2]	5,454,964	4,026,312
Residential Accredit Loans, Inc., Series 2006-QS10, Class AV (IO)
0.54%	08/25/36	[2,6]	81,556,138	1,811,199
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A9
0.59%	09/25/36	[2]	696,444	359,005
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36	[2,6]	273,241,853	5,284,088
Residential Accredit Loans, Inc., Series 2006-QS7, Class AV (IO)
0.67%	06/25/36	[2,6]	140,511,833	3,281,092

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2006-QS8, Class AV (IO)
0.76%	08/25/36	[2,6]	$344,491,107	$11,894,417
Residential Accredit Loans, Inc., Series 2007-QS10, Class AV (IO)
0.44%	09/25/37	[2,6]	201,920,522	3,675,155
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3AV (IO)
0.37%	03/25/37	[2,6]	131,540,536	1,986,065
Residential Accredit Loans, Inc., Series 2007-QS5, Class AV (IO)
0.24%	03/25/37	[2,6]	167,364,452	1,543,602
Residential Accredit Loans, Inc., Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[2,6]	366,322,877	5,662,802
Residential Accredit Loans, Inc., Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37	[2,6]	107,363,318	1,526,867
Residential Accredit Loans, Inc., Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[2,6]	275,237,730	4,775,099
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33		477,944	483,687
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33		338,080	335,435
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
6.11%	10/25/33		39,932	39,339
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.41%	12/25/34	[2]	1,651,700	1,544,689
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		106,362	110,046
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		96,039	96,940
Residential Asset Securities Corp., Series 2005-EMX2, Class M3
0.73%	07/25/35	[2]	450,000	318,037
Residential Asset Securitization Trust, Series 2004-IP2, Class 1A1
2.72%	12/25/34	[2]	575,423	565,467
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
2.78%	12/25/34	[2]	39,921	40,403
Residential Asset Securitization Trust, Series 2004-IP2, Class 3A1
2.77%	12/25/34	[2]	1,585,163	1,569,875

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		$2,753,454	$2,413,211
Residential Funding Mortgage Securities I, Inc., Series 2005-SA5, Class 1A
3.27%	11/25/35	[2]	12,601,372	9,572,588
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 3A1
6.03%	09/25/36	[2]	3,531,233	2,907,185
Residential Funding Mortgage Securities I, Inc., Series 2006-SA3, Class 4A1
6.07%	09/25/36	[2]	1,629,988	1,331,663
Residential Funding Mortgage Securities I, Inc., Series 2006-SA4, Class 2A1
3.84%	11/25/36	[2]	276,563	234,162
Residential Funding Mortgage Securities I, Inc., Series 2007-SA2, Class 2A2
3.35%	04/25/37	[2]	1,905,709	1,587,186
Residential Funding Mortgage Securities II, Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		195,473	185,636
Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		134,962	133,818
Residential Funding Mortgage Securities Trust, Series 2003-S7, Class A7
5.50%	05/25/33		3,764,070	3,935,228
Residential Funding Mortgage Securities Trust, Series 2004-S2, Class A9
5.50%	03/25/34		2,018,042	2,121,547
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		1,431,497	1,500,805
Saxon Asset Securities Trust, Series 2005-2, Class M1
0.63%	10/25/35	[2]	27,790,092	26,898,238
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.36%	01/25/47	[2]	13,135,000	7,928,708
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.61%	09/25/47	[2]	32,174,000	13,999,406
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.34%	05/25/37	[2]	32,258,848	18,110,633
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR3, Class M1
0.92%	04/25/35	[2]	2,759,704	2,658,691
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.44%	02/25/37	[2]	77,268,244	33,733,384

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3, Class A2B
0.43%	04/25/37	[2]	$49,880,001	$25,650,915
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
0.36%	12/25/36	[2]	54,361,732	27,417,394
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
0.35%	01/25/37	[2]	160,000	83,276
Securitized Asset Backed Receivables LLC, Series 2007-BR1, Class A2A
0.32%	02/25/37	[2]	10,052,985	5,369,500
Securitized Asset Backed Receivables LLC, Series 2007-BR1, Class A2B
0.48%	02/25/37	[2]	49,231,639	27,046,804
Securitized Asset Backed Receivables LLC, Series 2007-BR5, Class A2C
0.56%	05/25/37	[2]	21,846,758	10,756,798
Sequoia Mortgage Trust, Series 2004-3, Class A
1.16%	05/20/34	[2]	2,031,870	1,893,505
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.48%	02/25/36	[2]	2,380,465	1,402,827
SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B
0.39%	02/25/36	[2]	27,844,804	16,322,652
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.45%	12/25/36	[2,3]	14,946,249	7,261,037
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.35%	12/25/36	[2]	35,654,281	34,731,766
Soundview Home Equity Loan Trust, Series 2007-NS1, Class A4
0.51%	01/25/37	[2]	12,405,000	6,146,583
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
2.77%	02/25/34	[2]	57,189	56,973
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.88%	10/25/34	[2]	413,954	396,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
2.85%	11/25/34	[2]	27,017,255	27,346,622
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.32%	11/25/34	[2]	55,884	52,286
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
2.77%	01/25/35	[2]	1,723,131	1,487,529

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A2A
1.16%	08/25/35	[2]	$11,852,275	$10,557,958
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 5A1
2.93%	02/25/36	[2]	5,670,513	5,562,061
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A1
0.45%	05/25/37	[2]	5,218,956	3,079,672
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
2.96%	10/25/47	[2]	2,240,204	1,548,710
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
0.41%	01/25/36	[2]	20,160,576	19,238,190
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 24A1
2.34%	05/25/36	[2]	881,402	527,849
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A9
0.36%	08/25/36	[2]	7,342,163	7,329,560
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A2
0.38%	04/25/37	[2]	20,843,540	20,527,865
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
1.66%	08/25/47	[2]	141,398,341	103,617,694
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		3,813	3,870
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.56%	10/25/31	[2]	12,110	12,203
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.81%	09/25/33	[2]	806,106	799,857
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.78%	11/25/33	[2]	5,424,963	5,528,203
Structured Asset Securities Corp., Series 2003-7H, Class A12
6.50%	03/25/33		9,930	10,493
Structured Asset Securities Corp., Series 2005-WF4, Class A4
0.57%	11/25/35	[2]	21,618,645	21,514,854
Structured Asset Securities Corp., Series 2006-WF1, Class A5
0.51%	02/25/36	[2]	27,071,981	26,510,278
Structured Asset Securities Corp., Series 2006-WF2, Class A3
0.36%	07/25/36	[2]	17,454,483	17,351,367

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2006-WF2, Class A4

0.52%	07/25/36	[2]	$43,826,000	$39,582,832
Structured Asset Securities Corp., Series 2006-WF3, Class A3

0.36%	09/25/36	[2]	7,094,726	6,933,946
Structured Asset Securities Corp., Series 2007-BC4, Class A3

0.46%	11/25/37	[2]	8,529,300	8,306,319
Structured Asset Securities Corp., Series 2007-EQ1, Class A4

0.46%	03/25/37	[2]	26,325,800	14,844,118
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1

3.15%	06/25/37	[2]	16,905,197	14,457,392
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A

2.38%	12/25/44	[2]	441,148	436,841
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4

6.57%	05/07/27	[2]	2,935,540	3,099,211
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3

0.45%	08/25/36	[2]	2,055,414	1,114,574
WaMu Asset Backed Certificates, Series 2007-HE1, Class 2A2

0.32%	01/25/37	[2]	6,620,410	3,398,614
WaMu Asset Backed Certificates, Series 2007-HE1, Class 2A3

0.36%	01/25/37	[2]	61,113,830	31,545,431
WaMu Asset Backed Certificates, Series 2007-HE1, Class 2A4

0.44%	01/25/37	[2]	20,514,881	10,703,783
WaMu Asset Backed Certificates, Series 2007-HE2, Class 2A4

0.57%	04/25/37	[2]	1,701,120	835,189
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A

2.49%	01/25/33	[2]	21,136	21,635
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1

2.44%	06/25/33	[2]	56,605	58,410
WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B

0.67%	07/25/44	[2]	1,506,412	1,443,831
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2

2.57%	06/25/34	[2]	172,052	175,752
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A

0.67%	05/25/44	[2]	168,604	160,312

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A

0.53%	08/25/45	[2]	$109,704,450	$103,387,887
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6

2.47%	10/25/35	[2]	310,000	290,483
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1

2.92%	12/25/35	[2]	15,419,807	14,944,600
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1

0.47%	11/25/45	[2]	43,080,539	40,186,712
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2

0.49%	11/25/45	[2]	2,791,586	2,461,567
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A2

0.50%	12/25/45	[2]	15,924,815	14,589,560
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2

0.50%	12/25/45	[2]	11,645,691	10,761,562
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A

0.52%	01/25/45	[2]	3,513,005	3,440,678
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A

0.44%	04/25/45	[2]	477,999	444,221
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A

0.48%	07/25/45	[2]	468,391	431,423
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A

1.24%	01/25/46	[2]	89,950,703	86,839,740
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1

4.82%	12/25/36	[2]	2,632,848	2,393,786
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A

1.14%	07/25/46	[2]	6,239,861	4,704,344
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A

2.51%	08/25/46	[2]	2,120,643	1,901,925
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1

2.50%	02/25/37	[2]	2,920,690	2,147,721
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1

2.69%	02/25/37	[2]	1,206,715	963,363
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2

5.09%	07/25/37	[2]	1,032,168	943,038

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3

0.76%	05/25/35[2]	$11,421,856	$8,220,909
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB13

0.71%	06/25/35[2]	16,446,197	12,165,372
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1A

1.10%	04/25/46[2]	12,459,566	8,090,165
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A

1.13%	05/25/46[2]	35,961,216	22,511,128
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR4, Class DA

1.13%	06/25/46[2]	6,269,450	2,944,757
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7, Class A1A

1.07%	09/25/46[2]	11,239,569	5,728,848
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A

1.00%	10/25/46[2]	1,681,469	852,371
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR9, Class 2A

1.00%	11/25/46[2]	51,850,988	25,628,492
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1

6.00%	01/25/22	1,102,527	1,118,447
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA1, Class 2A

0.87%	12/25/46[2]	11,012,955	5,568,910
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A

0.86%	01/25/47[2]	27,208,261	14,682,285
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A

0.91%	02/25/47[2]	49,948,033	26,291,551
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
1.10%	05/25/46[2]	1,965,072	1,764,746
Washington Mutual Mortgage Pass-Through Certificates 2007-HY6 2A1
4.84%	06/25/37[2]	976,928	808,496

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE2, Class 2A3
0.46%	04/25/37[2]	$38,596,024	$18,676,114
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.86%	02/25/47[2]	5,042,862	3,780,117
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2002-AR1, Class 1A1
2.50%	11/25/30[2]	873,219	874,124
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37	842,850	798,446
Wells Fargo Home Equity Trust, Series 2004-2, Class AI6
5.00%	05/25/34[2]	10,971,108	11,113,612
Wells Fargo Home Equity Trust, Series 2005-3, Class AII3
0.55%	11/25/35[2]	11,569,154	11,529,646
Wells Fargo Home Equity Trust, Series 2006-1, Class A3

0.36%	05/25/36[2]	2,260,774	2,258,838
Wells Fargo Home Equity Trust, Series 2007-2, Class A1

0.30%	04/25/37[2]	3,175,010	3,115,781
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A10

5.50%	01/25/34	13,268,572	14,384,827
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1

4.68%	12/25/33[2]	4,049,272	4,196,809
Wells Fargo Mortgage Backed Securities Trust, Series 2004-L, Class A8

4.76%	07/25/34[2]	1,473,183	1,492,645
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1

2.63%	09/25/34[2]	10,201,815	10,594,799
Wells Fargo Mortgage Backed Securities Trust, Series 2006-2, Class 2A3

5.50%	03/25/36	1,040,147	1,008,433
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A1

2.61%	07/25/36[2]	769,236	675,998
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3

2.61%	07/25/36[2]	557,933	489,344
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6

2.61%	07/25/36[2]	2,369,231	2,077,971
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1

2.63%	10/25/36[2]	6,034,771	5,374,371

			4,073,250,269

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 27.60%
Fannie Mae (TBA)
2.50%	01/25/28		$132,965,000	$139,073,080
3.00%	01/25/43		890,575,000	933,433,922
Fannie Mae Pool 190375
5.50%	11/01/36		6,552,125	7,128,289
Fannie Mae Pool 233672
2.70%	09/01/23	[2]	16,875	18,173
Fannie Mae Pool 254232
6.50%	03/01/22		61,283	68,252
Fannie Mae Pool 308798
2.25%	04/01/25	[2]	5,016	5,276
Fannie Mae Pool 312155
2.17%	03/01/25	[2]	9,890	9,912
Fannie Mae Pool 313182
7.50%	10/01/26		8,018	9,547
Fannie Mae Pool 467243
4.55%	01/01/21		2,696,270	3,172,932
Fannie Mae Pool 468587
3.84%	08/01/21		825,867	934,442
Fannie Mae Pool 545191
7.00%	09/01/31		10,197	11,301
Fannie Mae Pool 545831
6.50%	08/01/17		36,440	39,514
Fannie Mae Pool 555284
7.50%	10/01/17		1,885	2,083
Fannie Mae Pool 613142
7.00%	11/01/31		58,841	67,606
Fannie Mae Pool 625666
7.00%	01/01/32		22,291	26,641
Fannie Mae Pool 633698
7.50%	02/01/31		42,489	51,875
Fannie Mae Pool 637093
8.50%	03/01/32		13,444	14,689
Fannie Mae Pool 642322
2.67%	05/01/32	[2]	1,164	1,239
Fannie Mae Pool 646884
2.04%	05/01/32	[2]	7,765	7,822
Fannie Mae Pool 655928
7.00%	08/01/32		414,555	483,560
Fannie Mae Pool 725257
5.50%	02/01/34		4,929,500	5,418,435
Fannie Mae Pool 734922
4.50%	09/01/33		7,958,037	8,836,671
Fannie Mae Pool 735207
7.00%	04/01/34		50,981	56,608
Fannie Mae Pool 735224
5.50%	02/01/35		22,649,976	24,896,527
Fannie Mae Pool 735646
4.50%	07/01/20		6,188,751	6,676,244

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735651
4.50%	06/01/35		$23,140,964	$25,041,464
Fannie Mae Pool 735686
6.50%	12/01/22		183,429	204,288
Fannie Mae Pool 740297
5.50%	10/01/33		12,010	13,201
Fannie Mae Pool 745592
5.00%	01/01/21		31,495	34,231
Fannie Mae Pool 817611
5.26%	11/01/35	[2]	1,896,299	2,038,228
Fannie Mae Pool 839109
5.24%	11/01/35	[2]	10,559	11,361
Fannie Mae Pool 841031
5.22%	11/01/35	[2]	125,814	135,311
Fannie Mae Pool 844773
5.22%	12/01/35	[2]	40,576	43,664
Fannie Mae Pool 888412
7.00%	04/01/37		3,098,843	3,485,788
Fannie Mae Pool 889125
5.00%	12/01/21		19,468,545	21,070,136
Fannie Mae Pool 889184
5.50%	09/01/36		20,034,423	22,021,549
Fannie Mae Pool 895606
5.76%	06/01/36	[2]	90,956	97,185
Fannie Mae Pool 908408
5.50%	04/01/37	[2]	8,997,885	9,663,089
Fannie Mae Pool 918445
5.76%	05/01/37	[2]	300,111	326,558
Fannie Mae Pool 933033
6.50%	10/01/37		5,203,210	5,710,523
Fannie Mae Pool AB1613
4.00%	10/01/40		93,540,058	103,021,952
Fannie Mae Pool AB1803
4.00%	11/01/40		95,876,415	106,593,480
Fannie Mae Pool AB1960
4.00%	12/01/40		58,288,761	63,512,671
Fannie Mae Pool AB2051
3.50%	01/01/26		131,380,773	142,593,579
Fannie Mae Pool AB2127
3.50%	01/01/26		75,752,464	81,707,708
Fannie Mae Pool AB3679
3.50%	10/01/41		31,616,219	34,151,657
Fannie Mae Pool AB3864
3.50%	11/01/41		26,039,596	28,133,952
Fannie Mae Pool AB3866
3.50%	11/01/41		94,660,544	101,771,179
Fannie Mae Pool AB4044
3.50%	12/01/41		40,600,917	43,650,744

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB4045
3.50%	12/01/41	$26,623,036	$28,839,196
Fannie Mae Pool AD0791
4.76%	02/01/20	19,108,060	22,579,234
Fannie Mae Pool AD0849
4.25%	02/01/20	29,797,117	34,311,477
Fannie Mae Pool AD0850
4.31%	02/01/20	49,995,055	57,874,775
Fannie Mae Pool AE0482
5.50%	01/01/38	47,129,767	51,804,359
Fannie Mae Pool AE0600
3.98%	11/01/20	41,650,633	47,555,720
Fannie Mae Pool AE0605
4.67%	07/01/20	33,111,650	39,050,075
Fannie Mae Pool AE0918
3.66%	10/01/20	6,306,527	7,080,732
Fannie Mae Pool AH3429
3.50%	01/01/26	66,785,740	72,328,257
Fannie Mae Pool AH3780
4.00%	02/01/41	38,492,527	42,812,928
Fannie Mae Pool AH4793
4.00%	02/01/41	114,290,794	124,533,674
Fannie Mae Pool AH4815
3.50%	02/01/26	24,544	26,639
Fannie Mae Pool AJ1404
4.00%	09/01/41	71,727,661	78,541,972
Fannie Mae Pool AL0209
4.50%	05/01/41	63,150,625	71,249,061
Fannie Mae Pool AL0290
4.45%	04/01/21	33,479,987	39,307,940
Fannie Mae Pool AL0600
4.30%	07/01/21	5,048,940	5,905,242
Fannie Mae Pool AL0834
4.06%	10/01/21	40,305,144	46,480,066
Fannie Mae Pool AL0851
6.00%	10/01/40	140,418,038	153,557,324
Fannie Mae Pool AL1410
4.50%	12/01/41	89,662,173	97,362,102
Fannie Mae Pool AL1445
4.34%	11/01/21	82,530,896	96,321,893
Fannie Mae Pool AL2669
4.48%	09/01/21	36,578,980	42,204,039
Fannie Mae Pool FN0000
3.58%	09/01/20	11,388,036	12,708,642
Fannie Mae Pool FN0001
3.76%	12/01/20	26,394,124	30,024,770
Fannie Mae Pool FN0003
4.30%	01/01/21	9,081,225	10,566,966

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0005
3.38%	11/01/20		$44,020,562	$48,578,069
Fannie Mae Pool FN0010
3.84%	09/01/20		350,825	398,048
Fannie Mae Pool MA1168
2.50%	09/01/22		108,986,315	114,376,669
Fannie Mae Pool MA1278
2.50%	12/01/22		99,142,466	104,045,953
Fannie Mae REMICS, Series 2006-49, Class SE
28.16%	04/25/36	[2]	11,390,966	19,553,413
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
6.19%	03/25/37	[2]	21,008,765	2,631,043
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.39%	10/25/40	[2]	28,122,543	3,620,152
Fannie Mae Whole Loan, Series 2003-W2, Class 2A9
5.90%	07/25/42		62,893	74,156
Fannie Mae, Series 1988-28, Class H
9.05%	12/25/18		1,566	1,751
Fannie Mae, Series 1989-27, Class Y
6.90%	06/25/19		743	800
Fannie Mae, Series 1991-65, Class Z
6.50%	06/25/21		15,578	17,225
Fannie Mae, Series 1992-123, Class Z
7.50%	07/25/22		2,563	3,059
Fannie Mae, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	130,341	118,012
Fannie Mae, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[2]	284,775	4,666
Fannie Mae, Series 1993-29, Class PK
7.00%	03/25/23		42,980	47,879
Fannie Mae, Series 1994-55, Class H
7.00%	03/25/24		58,604	67,642
Fannie Mae, Series 1997-34, Class SA
5.60%	10/25/23	[2]	13,700	16,393
Fannie Mae, Series 1999-11, Class Z
5.50%	03/25/29		166,847	185,357
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		170,354	196,191
Fannie Mae, Series 2003-106, Class WG
4.50%	11/25/23		32,004,000	35,676,815
Fannie Mae, Series 2005-104, Class NI (IO)
6.49%	03/25/35	[2]	70,233,017	11,474,600
Fannie Mae, Series 2005-117, Class LC
5.50%	11/25/35		46,672,180	50,362,616
Fannie Mae, Series 2005-92, Class US (IO)
5.89%	10/25/25	[2]	27,204,323	4,004,476

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2006-18, Class PD
5.50%	08/25/34		$1,165,000	$1,237,371
Fannie Mae, Series 2006-4, Class WE
4.50%	02/25/36		400,000	424,313
Fannie Mae, Series 2006-80, Class PG
6.00%	06/25/35		20,416,186	21,159,996
Fannie Mae, Series 2007-34, Class SB (IO)
5.90%	04/25/37	[2]	23,992,070	3,782,263
Fannie Mae, Series 2008-24, Class NA
6.75%	06/25/37		8,870,697	9,895,180
Fannie Mae, Series 2010-17, Class SB (IO)
6.14%	03/25/40	[2]	35,181,462	5,591,837
Fannie Mae, Series 2010-43, Class KS (IO)
6.21%	05/25/40	[2]	66,584,594	11,064,742
Fannie Mae, Series 2010-99, Class NI (IO)
6.00%	09/25/40		59,010,371	6,627,455
Fannie Mae, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,986,858
Fannie Mae, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	27,906,139
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	148,800,048	157,869,620
Fannie Mae, Series 2012-M15, Class A
2.66%	10/25/22	[2]	116,675,852	121,461,313
Fannie Mae, Series G92-36, Class Z
7.00%	07/25/22		486	537
Fannie Mae, Series G93-21, Class Z
7.20%	05/25/23		9,884	11,279
Freddie Mac Gold Pool (TBA)
3.00%	01/15/43		112,765,000	117,927,528
Freddie Mac Gold Pool A14189
4.00%	10/01/33		122,364	131,319
Freddie Mac Gold Pool A24156
6.50%	10/01/31		1,004,130	1,176,257
Freddie Mac Gold Pool A25162
5.50%	05/01/34		9,840,209	10,760,422
Freddie Mac Gold Pool A39012
5.50%	06/01/35		59,427	64,724
Freddie Mac Gold Pool A54856
5.00%	01/01/34		13,203,404	14,341,760
Freddie Mac Gold Pool A61164
5.00%	04/01/36		81,365	88,363
Freddie Mac Gold Pool A93991
4.50%	09/01/40		89,665,575	100,674,661
Freddie Mac Gold Pool A97038
4.00%	02/01/41		35,205,030	38,573,511
Freddie Mac Gold Pool C01492
5.00%	02/01/33		3,522,670	3,838,884

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C46104
6.50%	09/01/29	$63,225	$72,063
Freddie Mac Gold Pool C55789
7.50%	10/01/27	28,461	34,310
Freddie Mac Gold Pool C90573
6.50%	08/01/22	215,327	242,798
Freddie Mac Gold Pool E02402
6.00%	10/01/22	62,000	68,714
Freddie Mac Gold Pool G00992
7.00%	11/01/28	3,761	4,501
Freddie Mac Gold Pool G01515
5.00%	02/01/33	3,699,786	4,031,900
Freddie Mac Gold Pool G01601
4.00%	09/01/33	573,168	615,113
Freddie Mac Gold Pool G01611
4.00%	09/01/33	157,552	169,082
Freddie Mac Gold Pool G02579
5.00%	12/01/34	4,901,689	5,324,297
Freddie Mac Gold Pool G02884
6.00%	04/01/37	18,115,530	20,095,991
Freddie Mac Gold Pool G02955
5.50%	03/01/37	14,171,524	15,988,996
Freddie Mac Gold Pool G03357
5.50%	08/01/37	5,322,602	5,763,796
Freddie Mac Gold Pool G03676
5.50%	12/01/37	13,038,269	14,496,054
Freddie Mac Gold Pool G03783
5.50%	01/01/38	7,297,738	7,936,860
Freddie Mac Gold Pool G03985
6.00%	03/01/38	88,919	97,373
Freddie Mac Gold Pool G04438
5.50%	05/01/38	26,280,007	28,837,322
Freddie Mac Gold Pool G04703
5.50%	08/01/38	31,759,261	34,525,751
Freddie Mac Gold Pool G04706
5.50%	09/01/38	518,508	585,005
Freddie Mac Gold Pool G05866
4.50%	02/01/40	51,302,848	57,601,781
Freddie Mac Gold Pool G06242
4.50%	09/01/40	113,837,607	127,814,521
Freddie Mac Gold Pool G06257
4.50%	02/01/41	108,155,422	121,434,681
Freddie Mac Gold Pool G06354
4.00%	04/01/41	132,177,181	145,882,387
Freddie Mac Gold Pool G06498
4.00%	04/01/41	63,395,397	69,968,748
Freddie Mac Gold Pool G06499
4.00%	03/01/41	30,392,555	33,424,040

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G06500
4.00%	04/01/41		$88,446,549	$96,528,724
Freddie Mac Gold Pool G06620
4.50%	07/01/41		82,077,414	92,026,585
Freddie Mac Gold Pool G11707
6.00%	03/01/20		2,078,071	2,249,312
Freddie Mac Gold Pool G12393
5.50%	10/01/21		15,504,849	16,613,808
Freddie Mac Gold Pool G12399
6.00%	09/01/21		8,470	9,313
Freddie Mac Gold Pool G12824
6.00%	08/01/22		6,241,393	6,979,432
Freddie Mac Gold Pool G12909
6.00%	11/01/22		16,296,163	18,264,528
Freddie Mac Gold Pool G13032
6.00%	09/01/22		3,735,293	4,175,425
Freddie Mac Gold Pool G13058
4.50%	10/01/20		11,838,646	12,622,278
Freddie Mac Gold Pool H00790
5.50%	05/01/37		184,697	197,463
Freddie Mac Gold Pool H05069
5.50%	05/01/37		13,738,277	14,731,082
Freddie Mac Gold Pool H09082
6.50%	09/01/37		55,740	60,914
Freddie Mac Gold Pool J13884
3.50%	12/01/25		148,450,910	158,520,829
Freddie Mac Gold Pool Q04090
4.00%	10/01/41		41,046,222	45,302,229
Freddie Mac Gold Pool Q04091
4.00%	10/01/41		197,578,903	215,476,766
Freddie Mac Gold Pool Q09896
3.50%	08/01/42		36,913,383	39,376,286
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[2]	22,640,000	26,073,650
Freddie Mac Non Gold Pool 1B1928
2.87%	08/01/34	[2]	10,298	10,969
Freddie Mac Non Gold Pool 1B3413
5.92%	05/01/37	[2]	18,594	20,115
Freddie Mac Non Gold Pool 1J0045
4.73%	01/01/36	[2]	113,771	120,993
Freddie Mac Non Gold Pool 781415
2.36%	04/01/34	[2]	3,401,088	3,603,781
Freddie Mac Non Gold Pool 781469
2.36%	04/01/34	[2]	2,669,384	2,839,786
Freddie Mac Non Gold Pool 788498
2.58%	02/01/30	[2]	285,801	304,102

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 847288
2.44%	05/01/34	[2]	$4,014,418	$4,257,368
Freddie Mac REMICS, Series 3019, Class SW (IO)
6.99%	08/15/35	[2]	10,368,817	1,728,485
Freddie Mac REMICS, Series 3300, Class SA (IO)
6.99%	08/15/35	[2]	4,584,285	632,149
Freddie Mac REMICS, Series 3425, Class SV (IO)
5.84%	08/15/35	[2]	13,201,298	1,678,278
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.74%	07/15/41	[2]	33,496,538	4,659,171
Freddie Mac, Series 1004, Class H
7.95%	10/15/20		455	507
Freddie Mac, Series 1073, Class G
7.00%	05/15/21		1,996	2,228
Freddie Mac, Series 1107, Class ZC
6.50%	07/15/21		9,075	10,060
Freddie Mac, Series 165, Class K
6.50%	09/15/21		263	286
Freddie Mac, Series 1980, Class Z
7.00%	07/15/27		276,642	321,803
Freddie Mac, Series 1983, Class Z
6.50%	12/15/23		144,822	163,004
Freddie Mac, Series 2043, Class CJ
6.50%	04/15/28		34,793	39,865
Freddie Mac, Series 2098, Class TZ
6.00%	01/15/28		1,041,984	1,092,479
Freddie Mac, Series 2209, Class TC
8.00%	01/15/30		180,348	204,700
Freddie Mac, Series 2433, Class SA
20.39%	02/15/32	[2]	9,177	13,751
Freddie Mac, Series 2481, Class AW
6.50%	08/15/32		161,962	183,385
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		34,670	3,198
Freddie Mac, Series 2929, Class PE
5.00%	05/15/33		997,946	1,019,593
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		9,109	9,757
Freddie Mac, Series 3063, Class YG
5.50%	11/15/35		8,794,000	10,356,504
Freddie Mac, Series 3067, Class SI (IO)
6.44%	11/15/35	[2]	43,327,300	7,188,194
Freddie Mac, Series 3210, Class PD
6.00%	08/15/35		360,000	390,902
Freddie Mac, Series 3345, Class FP
0.41%	11/15/36	[2]	21,389,697	21,395,357

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3345, Class PF
0.39%	05/15/36	[2]	$23,294,232	$23,300,223
Freddie Mac, Series 3707, Class EI (IO)
5.00%	12/15/38		66,357,576	10,234,117
Freddie Mac, Series 3752, Class XL
4.50%	11/15/40		66,277,000	76,409,726
Freddie Mac, Series 3904, Class JB
4.50%	08/15/41		18,155,000	20,280,878
Freddie Mac, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,243,404
Freddie Mac, Series 3928, Class JD
4.00%	09/15/41		32,095,702	36,009,372
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		110,205,000	112,549,005
Ginnie Mae I Pool 782817
4.50%	11/15/39		61,787,745	69,417,085
Ginnie Mae II Pool (TBA)
3.00%	01/20/43		181,235,000	192,732,113
3.50%	12/20/43		95,355,000	103,631,518
Ginnie Mae II Pool 2631
7.00%	08/20/28		6,157	7,114
Ginnie Mae II Pool 80968
1.75%	07/20/34	[2]	41,439	43,453
Ginnie Mae II Pool 81267
1.62%	03/20/35	[2]	13,758	14,306
Ginnie Mae II Pool 8631
2.00%	05/20/25	[2]	12,610	13,120
Ginnie Mae II Pool 8644
2.50%	06/20/25	[2]	20,546	21,410
Ginnie Mae, Series 2000-22, Class SG (IO)
10.59%	05/16/30	[2]	620,851	108,780
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		164,168	1,023
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		24,014,950	26,772,977
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		22,306,091	26,371,816
Ginnie Mae, Series 2007-35, Class PY (IO)
6.54%	06/16/37	[2]	59,725,382	11,086,751
Ginnie Mae, Series 2009-106, Class SD (IO)
6.04%	03/20/36	[2]	54,931,252	8,224,873
Ginnie Mae, Series 2009-106, Class XI (IO)
6.59%	05/20/37	[2]	149,627,306	23,652,407
Ginnie Mae, Series 2009-124, Class SC (IO)
6.27%	12/20/39	[2]	23,773,273	3,253,969
Ginnie Mae, Series 2010-4, Class SM (IO)
5.59%	01/16/40	[2]	50,471,413	5,969,506
Ginnie Mae, Series 2010-6, Class BS (IO)
6.29%	09/16/39	[2]	27,784,728	3,577,375

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2011-50, Class PS (IO)
5.89%	02/20/41	[2]	$117,068,854	$19,645,629
NCUA Guaranteed Notes, Series 2010-C1, Class A2
2.90%	10/29/20		773,000	828,347
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.66%	10/07/20	[2]	40,611,487	40,835,167
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.77%	12/08/20	[2]	51,906,356	52,340,262
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.77%	12/08/20	[2]	43,137,079	43,502,734
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.74%	03/09/21	[2]	6,251,035	6,296,002

				6,633,406,478

Total Mortgage-Backed
(Cost $11,124,823,517)				11,911,473,186

MUNICIPAL BONDS — 1.92%*
California — 0.91%
Los Angeles Department of Water & Power, Build America Bonds
6.57%	07/01/45		40,650,000	56,992,519
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	445,970
State of California, Build America Bonds
5.70%	11/01/21		24,200,000	28,859,468
6.65%	03/01/22		315,000	397,561
7.30%	10/01/39		31,325,000	43,438,377
7.35%	11/01/39		25,000,000	34,875,750
7.60%	11/01/40		6,000,000	8,771,220
7.95%	03/01/36		7,350,000	9,141,121
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	5,406,949
7.55%	04/01/39		14,231,000	20,532,487
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	9,471,944

				218,333,366

Illinois — 0.61%
State of Illinois, Build America Bonds
6.20%	07/01/21		30,175,000	33,974,034
7.35%	07/01/35		8,910,000	10,787,426
State of Illinois, Build America Bonds, Series S
6.63%	02/01/35		11,275,000	12,791,262

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois, Taxable Bonds
4.07%	01/01/14		$1,425,000	$1,468,221
5.67%	03/01/18		4,140,000	4,720,801
5.88%	03/01/19		35,900,000	41,361,467
State of Illinois, Taxable-Pension
4.35%	06/01/18		6,125,000	6,516,204
5.10%	06/01/33		35,540,000	35,190,286

				146,809,701

New Jersey — 0.08%
New Jersey State Turnpike Authority A, Build America Bonds, Taxable
7.10%	01/01/41		10,550,000	15,216,581
New Jersey State Turnpike Authority, Build America Bonds
7.41%	01/01/40		2,495,000	3,684,965

				18,901,546

New York — 0.00%
City of New York, Build America Bonds
5.82%	10/01/31		220,000	256,401
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		250,000	308,683
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		400,000	478,116

				1,043,200

Texas — 0.32%
City of Houston Texas, Taxable Pension Obligation, Series A
6.29%	03/01/32		60,750,000	75,556,597
County of Harris Texas, Prerefunded, Flood Control Bonds, Series B
5.25%	10/01/20		7,000	7,252

				75,563,849

Total Municipal Bonds
(Cost $404,890,692)				460,651,662

U.S. AGENCY SECURITIES — 0.36%
U.S. Agency Securities — 0.36%
Federal Home Loan Bank
0.45%	07/30/14		36,800,000	36,808,022
Freddie Mac
0.47%	11/18/13	[2]	50,000,000	50,116,469

Total U.S. Agency Securities
(Cost $86,795,622)				86,924,491

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 23.54%
U.S. Treasury Bonds — 3.67%
U.S. Treasury Bonds
2.75%	08/15/42		$478,490,000	$462,116,551
3.13%	02/15/42		155,870,000	163,005,884
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
2.13%	02/15/41	[10]	95,310,000	148,635,332
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[9]	158,200,000	108,672,326

				882,430,093

U.S. Treasury Notes — 19.87%
U.S. Treasury Notes
0.63%	09/30/17		200,280,000	199,951,541
0.75%	06/30/17		1,195,995,000	1,203,283,394
0.75%	10/31/17		1,420,450,000	1,425,110,781
0.88%	01/31/17		161,635,000	163,780,446
1.63%	08/15/22		74,320,000	73,843,906
1.63%	11/15/22		756,700,000	748,356,868
3.50%	02/15/18		169,815,000	193,390,077
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/17	[10]	385,450,000	420,615,162
0.50%	04/15/15	[10]	120,720,000	134,512,842
0.63%	04/15/13	[10]	123,990,000	135,566,271
1.88%	07/15/13	[10]	60,135,000	76,991,458

				4,775,402,746

Total U.S. Treasury Securities
(Cost $5,635,528,359)				5,657,832,839

Total Bonds – 98.55%
(Cost $22,446,374,459)				23,687,797,272

Issues			Shares	Value
COMMON STOCK — 0.10%
Electric — 0.10%
Dynegy, Inc.[7]			1,255,250	24,012,929

Total Common Stock
(Cost $24,138,454)

Issues			Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Call Options Purchased — 0.00%
U.S. Long Bond (CBT), Call Strike $132, expires 01/25/13			1,395	414,141

Total Call Options Purchased
(Cost $918,859)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.44%
Commercial Paper — 1.01%
Lloyds TSB Bank PLC (United Kingdom)
0.31%[11]	02/13/13[5]	$65,877,000	$65,855,905
RBS Holdings USA, Inc.
0.38%[11]	03/19/13	177,055,000	176,949,883

			242,805,788

Foreign Government Obligations — 2.95%
Japan Treasury Discount Bill (Japan)
0.09%[11]	03/18/13[5]	12,460,000,000	143,793,736
0.09%[11]	03/04/13[5]	16,930,000,000	195,388,635
Mexico Cetes Discount Treasury Bills (Mexico)
4.32%[11]	03/14/13[5]	17,537,200,000	134,503,919
4.36%[11]	04/04/13[5]	30,601,800,000	234,134,085

			707,820,375

Money Market Fund — 2.17%
BlackRock Liquidity Funds TempFund Portfolio
0.14%[12]		240,515,000	240,515,000
Dreyfus Cash Advantage Fund
0.11%[12,13]		41,325,000	41,325,000
DWS Money Market Series Institutional Funds
0.12%[12]		240,515,000	240,515,000

			522,355,000

Repurchase Agreements — 1.29%
Barclays, Inc. (Dated 12/31/12, total to be received $110,001,222, (collateralized by U.S. Treasury Notes, 0.63% to 0.88%, due from 4/30/13 to 12/31/16, par and fair value of $111,053,500 and $112,164,430, respectively))
0.20%	01/02/13	110,000,000	110,000,000
RBS Securities, Inc. (Dated 12/31/12, total to be received $200,002,111, (collateralized by U.S. Treasury Obligations, 0.25% to 10.63%, due from 1/15/13 to 5/15/42, par and fair value of $173,481,506 and $204,000,228, respectively))
0.19%	01/02/13	200,000,000	200,000,000

			310,000,000

U.S. Treasury Bills — 0.02%
U.S. Treasury Bills
0.05%[11]	04/04/13[14]	3,345,000	3,344,488
0.09%[11]	05/23/13[14]	1,935,000	1,934,241

			5,278,729

Total Short-Term Investments
(Cost $1,810,679,730)			1,788,259,892

Value
Total Investments – 106.09%
(Cost $24,282,111,502)[1]	$25,500,484,234

Liabilities in Excess of Other Assets – (6.09)%	(1,463,681,802)

NET ASSETS – 100.00%	$24,036,802,432

Currency Purchased		Currency Sold		Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward currency contract to sell Japanese Yen on 03/04/13 at 82.29 Counterparty:
Barclays, Inc.
USD	201,836,090	JPY	16,610,000,000	$10,015,865
Forward currency contract to sell Japanese Yen on 03/18/13 at 82.28 Counterparty:
Barclays, Inc.
USD	48,612,538	JPY	4,000,000,000	2,413,010
Forward currency contract to sell Japanese Yen on 03/18/13 at 82.30 Counterparty:
JPMorgan Chase & Co.
USD	102,790,283	JPY	8,460,000,000	5,078,281
Forward currency contract to sell Mexican Peso on 03/14/13 at 12.91 Counterparty:
Barclays, Inc.
USD	135,868,294	MXP	1,753,720,000	1,110,924
Forward currency contract to sell Mexican Peso on 04/04/13 at 12.85 Counterparty:
Citigroup, Inc.
USD	66,747,891	MXP	857,600,000	982,629
Forward currency contract to sell Mexican Peso on 04/04/13 at 12.87 Counterparty:
JPMorgan Chase & Co.
USD	93,430,396	MXP	1,202,580,000	1,211,381
Forward currency contract to sell Mexican Peso on 04/04/13 at 12.87 Counterparty:
JPMorgan Chase & Co.
USD	77,701,285	MXP	1,000,000,000	1,016,977

Net unrealized appreciation				$21,829,067

Issues	Contracts	Premiums (Received)	Value
CALL OPTIONS WRITTEN
U. S. Long Bond (CBT), Call
Strike $135, expires 01/25/13	(1,395)	$(258,173)	$192,782

Total Call Options Written		$(258,173)	$192,782

PUT OPTIONS PURCHASED
U.S. Log Bond (CBT), Call
Strike $132, expires 01/25/13	(1,395)	$(650,516)	$345,360

Total Put Options Purchased		$(650,516)	$345,360

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
1,108	U.S. Treasury Ten Year Note,
	Expiration March 2013	$(426,320)
815	U.S. Treasury Thirty Year Long Bond,
	Expiration March 2013	(397,876)

	Net unrealized (depreciation)	$(824,196)

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2012

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	$49,760	$43,498	$43,498
The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	50,120	(443,184)	(443,184)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc.
02/17/42	54,815	(461,350)	(461,350)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc.
02/17/42	45,000	(131,839)	(131,839)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley
02/17/42	45,000	(131,839)	(131,839)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc.
08/15/42	53,985	129,877	129,877

	$298,680	$(994,837)	$(994,837)

Expiration Date	Premiums Paid	Notional Amount (000’s) [a]	(Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.

09/20/16	$1,331,455	$24,400	$(1,136,740)	$194,715
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: Deutsche Bank AG
09/20/16	534,765	9,800	(456,560)	78,205

	$1,866,220	$34,200	$(1,593,300)	$272,920

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: JPMorgan Chase & Co.
08/25/37	$(13,970,583)	$22,872	$2,623,506	$(11,347,077)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Morgan Stanley
08/25/37	(14,681,745)	22,872	3,334,668	(11,347,077)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) -TRADED INDICES (continued)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays, Inc.
08/25/37	$(8,598,916)	$13,723	$1,790,670	$(6,808,246)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays, Inc.
08/25/37	(5,759,831)	9,149	1,221,000	(4,538,831)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 01/25/38. Counterparty: Barclays, Inc.
08/25/37	(558,823)	915	104,940	(453,883)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Morgan Stanley
01/25/38	(5,522,602)	9,028	1,338,296	(4,184,306)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
01/25/38	(5,701,482)	9,027	1,517,176	(4,184,306)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.
01/25/38	(5,875,950)	9,569	1,440,586	(4,435,364)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par, including interest accrued in the event of default of the ABX-HE-PENAAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.
01/25/38	(12,896,952)	22,569	2,436,187	(10,460,765)

	$(73,566,884)	$119,724	$15,807,029	$(57,759,855)

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(735,540)	$63,960	$562,848	$(172,692)

	$(735,540)	$63,960	$562,848	$(172,692)

a	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

b	The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $24,286,909,006 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,331,858,121
Gross unrealized depreciation	(118,282,893)

Net unrealized appreciation	$1,213,575,228

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2012.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $2,388,247,702, representing 9.94% of total net assets.

[4]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
11/16/12	AMURF, Series 2012, Class B, 11.00%, 12/17/17	$16,641,948	$16,641,935	0.07%
08/25/10	Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien, 5.46%, 01/28/18	43,658,228	42,306,056	0.18%
06/27/07	Cengage Learning Acquisitions, Inc., Term Loan B, 2.72%, 07/03/14	1,890,919	1,498,628	0.01%
11/03/11	Chrysler Group LLC, Term Loan, 1st Lien, 6.00%, 05/24/17	44,858,544	48,756,834	0.20%
04/15/11	Delta Air Lines, Inc., Term Loan B, 1st Lien, 5.50%, 04/20/17	3,410,332	3,491,438	0.01%
04/13/12	El Dorado, Secured Term Loan, 1st Lien, 0.00%, 04/03/17	15,453,354	15,444,000	0.06%
10/10/2007	HCA, Inc., Term Loan EXT B3, 3.46%, 05/01/18	20,950,678	21,031,108	0.09%
09/26/12	Intelsat Jackson Holdings, Term Loan, 1st Lien, Series B-1, 4.50%, 04/02/18	15,800,018	15,946,719	0.07%
10/31/07	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.75%, 10/10/17	46,975,956	48,506,733	0.20%

		$209,639,977	$213,623,451	0.89%

[5]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $100,114,690, which is 0.42% of total net assets.
[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2012.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of December 31, 2012.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $41,325,684.
[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $5,278,691.
†

Fair valued security. The aggregate value of fair valued securities is $56,816,662, which is 0.24% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(MXP): Mexican Peso

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2012

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 95.14%
ASSET-BACKED SECURITIES — 1.42%**
Alm Loan Funding, Series 2012-7A, Class B (Cayman Islands)
3.43%	10/19/24[2,3,4]	$3,250,000	$3,228,417
BlueMountain CLO Ltd. Series 2012-2A, Class C (Cayman Islands)
3.06%	11/20/24[2,3,4]	3,250,000	3,086,285
Cerberus Offshore Levered I LP, Series 2012-1A, Class B (Cayman Islands)
5.20%	11/30/18[2,3,4]	1,850,000	1,855,811
CIFC Funding Ltd., Series 2012-2A, Class A3L (Cayman Islands)
3.36%	12/05/24[2,3,4]	3,250,000	3,192,410
Dryden XXV Senior Loan Fund, Series 2012-25A, Class C (Cayman Islands)
3.31%	01/15/25[2,3,4]	2,420,000	2,377,919
Galaxy CLO Ltd., Series 2012-14A, Class C1 (Cayman Islands)
3.41%	11/15/24[2,3,4]	1,850,000	1,806,719
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.20%	12/20/24[2,3,4]	3,250,000	3,116,757
LCM LP, Series 12A, Class C (Cayman Islands)
3.66%	10/19/22[2,3,4]	2,300,000	2,277,317
LCM LP, Series 12A, Class D (Cayman Islands)
4.91%	10/19/22[2,3,4]	2,300,000	2,224,433
Oak Hill Credit Partners, Series 2012-7A, Class C1 (Cayman Islands)
3.59%	11/20/23[2,3,4]	2,800,000	2,799,924
Race Point CLO Ltd., Series 2012-7A, Class C (Cayman Islands)
3.31%	11/08/24[2,3,4]	3,250,000	3,195,468
Slater Mill Loan Fund LP, Series 2012-1A, Class C (Cayman Islands)
4.11%	08/17/22[2,3,4]	1,750,000	1,755,740
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.68%	10/20/23[2,3,4]	2,300,000	2,279,300

Total Asset-Backed Securities
(Cost $33,019,957)			33,196,500

BANK LOANS — 11.23%*
Automotive — 0.93%
Chrysler Group LLC, Term Loan, 1st Lien
6.00%	05/24/17[3,5]	9,664,115	9,889,559
Navistar, Inc., Term Loan B, 1st Lien
7.00%	08/17/17[3,5]	11,750,000	11,838,125

			21,727,684

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Communications — 0.36%
Cengage Learning Acquisitions, Inc., Term Loan B
2.72%	07/03/14[3,5]	$7,639,502	$6,041,570
Univision Communications, Inc., 1st Lien Strip
4.46%	03/31/17[3,5]	2,532,849	2,496,242

			8,537,812

Electric — 2.97%
Boston Generating LLC, Term Loan, 1st Lien[6]
0.01%	12/20/133,5,7,8,†	254,344	–
Dynegy Midwest Generation LLC, Term Loan
0.00%	08/05/16[3,5]	1,994,898	2,079,681
Entegra Holdings LLC, Term Loan B, 3rd Lien (PIK)
6.31%	10/19/15[3]	28,350,530	15,829,037
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.75%	10/10/17[3,5]	76,522,569	51,529,762

			69,438,480

Energy — 1.28%
El Dorado, Secured Term Loan, 1st Lien
0.00%	04/03/17[3,5,7]	3,900,000	3,861,000
EP Energy LLC, Term Loan B2, 1st Lien
4.50%	04/23/19[3,5]	3,250,000	3,268,687
MACH Gen LLC, Term Loan 2nd Lien (PIK)
7.82%	02/15/15[3,5]	34,730,392	22,878,646

			30,008,333

Finance — 0.21%
Samson Investment Co., Term Loan, 2nd Lien
6.00%	09/25/18[3,5]	4,750,000	4,800,469

Gaming — 2.00%
Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien
5.46%	01/28/18[3,5]	52,144,740	46,708,651

Industrials — 0.74%
Schaeffler AG, C2 Term Loan
0.00%	01/27/17[3,5]	17,000,000	17,212,500

Information Technology — 0.75%
First Data Corp., Term Loan B1
2.96%	09/24/14[3,5]	20,910	20,932
First Data Corp., Term Loan EXT, 1st Lien
4.21%	03/24/18[3,5]	18,428,192	17,592,529

			17,613,461

Insurance — 0.58%
Asurion LLC, Term Loan B, 1st Lien
5.50%	05/24/18[3,5]	7,533,636	7,619,957

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 63

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Insurance (continued)
USI Insurance Services LLC, Term Loan
0.00%	12/14/19[5]	$6,000,000	$5,995,002

			13,614,959

Materials — 1.18%
Fortescue Metals Group Ltd., Term Loan
0.00%	09/18/17[5]	27,431,250	27,707,702

Transportation — 0.23%
Delta Air Lines, Inc., Term Loan B, 1st Lien
5.50%	04/20/17[3,5]	5,417,500	5,486,546

Total Bank Loans
(Cost $279,906,951)			262,856,597

CORPORATES — 78.88%*
Automotive — 2.53%
Cooper Standard Automotive, Inc.
8.50%	05/01/18	11,900,000	12,911,500
Ford Motor Co.
4.25%	11/15/16	5,850,000	9,286,875
Goodyear Tire & Rubber Co.
8.25%	08/15/20	24,110,000	26,581,275
Tenneco, Inc.
6.88%	12/15/20	9,595,000	10,494,531

			59,274,181

Banking — 1.97%
Ally Financial, Inc.
2.51%	12/01/14[3]	2,328,000	2,331,683
8.30%	02/12/15	3,250,000	3,627,813
Ally Financial, Inc., Series 8
6.75%	12/01/14	3,450,000	3,721,687
Bank of America N.A. (BKNT)
0.61%	06/15/17[3]	2,000,000	1,880,560
Chase Capital III, Series C
0.86%	03/01/27[3]	3,000,000	2,460,000
Chase Capital VI
0.94%	08/01/28[3]	4,000,000	3,280,000
First Chicago NBD Institutional Capital I
0.86%	02/01/27[3]	5,290,000	4,350,999
Provident Funding Associates LP/PFG Finance Corp.
10.25%	04/15/17[4]	17,795,000	19,707,963
Royal Bank of Scotland Group PLC (United Kingdom)
6.12%	12/15/22[2]	4,500,000	4,707,000

			46,067,705

Communications — 14.74%
Cablevision Systems Corp.
5.88%	09/15/22	4,500,000	4,545,000

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
8.00%	04/15/20	$1,995,000	$2,256,844
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19	20,660,000	22,390,275
7.38%	06/01/20	350,000	390,250
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20	23,212,000	26,287,590
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15[4]	10,207,000	3,521,415
11.50%	04/15/20[4]	12,525,000	10,834,125
CenturyLink, Inc.
5.80%	03/15/22	8,050,000	8,557,515
Clear Channel Worldwide Holdings, Inc.
6.50%	11/15/22[4]	7,425,000	7,777,687
6.50%	11/15/22[4]	2,000,000	2,090,000
Clearwire Communications LLC/Clearwire Finance, Inc.
8.25%	12/01/40[4]	2,650,000	2,977,805
12.00%	12/01/15[4]	3,945,000	4,260,600
12.00%	12/01/15[4]	2,500,000	2,693,750
DISH DBS Corp.
5.88%	07/15/22	5,250,000	5,670,000
Frontier Communications Corp.
6.62%	03/15/15	1,539,000	1,677,510
GCI, Inc. (WI)
8.62%	11/15/19	14,350,000	15,318,625
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	11/01/19[2]	19,395,000	21,649,669
Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.25%	04/01/19[2]	1,400,000	1,512,000
Intelsat Luxembourg SA (PIK) (WI) (Luxembourg)
11.50%	02/04/17[2]	20,803,018	22,181,218
Intelsat Luxembourg SA (WI) (Luxembourg)
11.25%	02/04/17[2]	12,570,000	13,339,913
Level 3 Communications, Inc. (WI)
11.88%	02/01/19	2,640,000	3,055,800
Level 3 Financing, Inc.
4.47%	02/15/15[3]	3,025,000	3,032,563
7.00%	06/01/20[4]	7,923,000	8,338,957
Level 3 Financing, Inc. (WI)
9.38%	04/01/19	9,295,000	10,433,637
Nara Cable Funding Ltd. (Ireland)
8.88%	12/01/18[2,4]	9,520,000	9,734,200
Qwest Corp.
7.25%	09/15/25	5,055,000	5,961,766
Sinclair Television Group, Inc.
6.12%	10/01/22[4]	7,640,000	8,146,150

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2012

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Capital Corp.
6.88%	11/15/28	$3,745,000	$3,918,206
Sprint Nextel Corp.
9.00%	11/15/18[4]	31,984,000	39,500,240
9.25%	04/15/22	10,940,000	13,155,350
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%	04/01/19[4]	4,475,000	4,933,687
Univision Communications, Inc.
6.88%	05/15/19[4]	4,900,000	5,096,000
7.88%	11/01/20[4]	5,500,000	5,967,500
Visant Corp.
10.00%	10/01/17	8,475,000	7,648,688
Windstream Corp.
7.00%	03/15/19	3,000,000	3,075,000
7.75%	10/15/20	1,830,000	1,985,550
7.88%	11/01/17	14,575,000	16,469,750
Windstream Corp. (WI)
7.50%	04/01/23	6,000,000	6,345,000
8.12%	09/01/18	7,658,000	8,366,365

			345,096,200

Consumer Discretionary — 2.93%
American Achievement Corp.
10.88%	04/15/16[4]	6,700,000	5,762,000
Cinemark USA, Inc.
5.12%	12/15/22[4]	1,695,000	1,724,663
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20[4]	5,000,000	5,181,250
6.88%	02/15/21	4,000,000	4,330,000
7.12%	04/15/19	13,390,000	14,494,675
7.88%	08/15/19	600,000	670,500
8.25%	02/15/21	5,920,000	6,038,400
9.00%	04/15/19	24,695,000	25,682,800
Spectrum Brands Escrow Corp.
6.38%	11/15/20[4]	1,500,000	1,578,750
6.62%	11/15/22[4]	1,000,000	1,075,000
Tempur-Pedic International, Inc.
6.88%	12/15/20[4]	2,000,000	2,090,000

			68,628,038

Electric — 5.74%
AES Red Oak LLC, Series A
8.54%	11/30/19	2,030,953	2,223,894
Astoria Depositor Corp.
7.90%	05/01/21[4]	360,545	342,518
Coso Geothermal Power Holdings
7.00%	07/15/26[4]	5,997,058	2,668,691

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric (continued)
DPL, Inc.
7.25%	10/15/21	$17,223,000	$18,514,725
Dynegy Escrow Holdings
0.00%	06/01/15[7]	23,846,000	596,150
0.00%	06/01/157,†	8,350,000	62,625
Edison Mission Energy[6]
7.00%	05/15/17[8]	40,430,000	21,630,050
7.20%	05/15/19[8]	5,890,000	3,151,150
7.62%	05/15/27[8]	14,845,000	7,942,075
7.75%	06/15/16[8]	2,540,000	1,358,900
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19[4]	3,054,649	2,581,178
GenOn Americas Generation LLC
8.50%	10/01/21	32,315,000	36,758,313
9.12%	05/01/31	7,800,000	8,619,000
Homer City Generation LP
8.73%	10/01/26	3,191,679	3,558,722
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	1,103,539	1,168,372
Mirant Mid Atlantic Pass-Through Trust,
Series B
9.12%	06/30/17	4,202,634	4,580,871
Mirant Mid Atlantic Pass-Through Trust,
Series C
10.06%	12/30/28	12,358,925	14,027,379
PNM Resources, Inc.
9.25%	05/15/15	4,050,000	4,642,313

			134,426,926

Energy — 20.66%
Alpha Appalachia Holdings, Inc.
3.25%	08/01/15	20,010,000	19,359,675
Alpha Natural Resources, Inc.
2.38%	04/15/15	13,065,000	12,199,444
9.75%	04/15/18	19,955,000	21,651,175
Arch Coal, Inc.
7.00%	06/15/19	19,400,000	18,042,000
7.25%	10/01/20	1,250,000	1,165,625
7.25%	06/15/21	4,170,000	3,867,675
Arch Coal, Inc. (WI)
8.75%	08/01/16	3,780,000	3,931,200
Chaparral Energy, Inc.
7.62%	11/15/22	9,673,000	10,229,197
7.62%	11/15/22[4]	2,000,000	2,090,000
8.25%	09/01/21	26,618,000	29,013,620
9.88%	10/01/20	8,610,000	9,836,925
Chesapeake Energy Corp.
2.25%	12/15/38	36,815,000	30,124,831
2.50%	05/15/37	15,940,000	14,425,700

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 65

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Cimarex Energy Co.
5.88%	05/01/22		$5,120,000	$5,574,400
Concho Resources, Inc.
5.50%	04/01/23		11,615,000	12,224,787
Continental Resources, Inc.
5.00%	09/15/22		10,810,000	11,674,800
El Paso LLC, Series G (MTN)
7.75%	01/15/32		4,150,000	4,896,971
7.80%	08/01/31		5,745,000	6,764,737
8.05%	10/15/30		4,300,000	5,030,484
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		10,150,000	11,368,000
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%	09/01/22		8,850,000	9,469,500
Linn Energy LLC/Linn Energy Finance Corp.
6.25%	11/01/19	[4]	4,648,000	4,694,480
8.62%	04/15/20		1,710,000	1,868,175
Linn Energy LLC/Linn Energy Finance Corp. (WI)
6.50%	05/15/19		4,605,000	4,708,613
Newfield Exploration Co.
5.62%	07/01/24		5,385,000	5,839,359
6.88%	02/01/20		2,000,000	2,150,000
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[2,4]	18,655,000	19,447,838
Parker Drilling Co.
9.12%	04/01/18		16,674,000	17,882,865
Peabody Energy Corp.
4.75%	12/15/41		10,075,000	9,753,859
Penn Virginia Corp.
10.38%	06/15/16		5,250,000	5,565,000
QEP Resources, Inc.
5.25%	05/01/23		9,700,000	10,427,500
Quicksilver Resources, Inc.
8.25%	08/01/15		18,425,000	17,135,250
9.12%	08/15/19		1,260,000	1,121,400
11.75%	01/01/16		7,700,000	7,642,250
Sabine Pass LNG LP
7.50%	11/30/16		17,615,000	19,464,575
Samson Investment Co.
9.75%	02/15/20	[4]	6,250,000	6,640,625
SandRidge Energy, Inc.
7.50%	03/15/21		4,170,000	4,482,750
7.50%	02/15/23		14,565,000	15,657,375
8.00%	06/01/18	[4]	3,695,000	3,916,700
8.12%	10/15/22		9,600,000	10,560,000
SM Energy Co.
6.50%	11/15/21		2,900,000	3,117,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
6.50%	01/01/23		$4,110,000	$4,418,250
Southern Union Co.
3.33%	11/01/66	[3]	51,047,000	43,964,229
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%	04/01/20		7,040,000	7,356,800
Walter Energy, Inc.
9.88%	12/15/20	[4]	11,600,000	12,992,000

				483,748,139

Entertainment — 1.09%
Carmike Cinemas, Inc.
7.38%	05/15/19		3,900,000	4,231,500
Regal Cinemas Corp.
8.62%	07/15/19		19,300,000	21,326,500

				25,558,000

Finance — 6.75%
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	2,241,627	2,436,027
Astoria Depositor Corp.
8.14%	05/01/21	[4]	30,258,000	29,652,840
Bumble Bee Acquisition Corp.
9.00%	12/15/17	[4]	10,365,000	11,220,113
Capital One Capital V
10.25%	08/15/39		3,875,000	3,875,000
Chase Capital II, Series B
0.81%	02/01/27	[3]	11,790,000	9,702,875
CIT Group, Inc.
5.50%	02/15/19	[4]	4,365,000	4,779,675
6.62%	04/01/18	[4]	22,916,000	26,009,660
Citigroup, Inc.
0.86%	08/25/36	[3]	9,460,000	6,930,737
General Electric Capital Corp. (MTN)
0.79%	08/15/36	[3]	10,480,000	8,176,119
GMAC LLC
8.00%	11/01/31		2,125,000	2,689,999
International Lease Finance Corp.
7.12%	09/01/18	[4]	7,020,000	8,178,300
JPMorgan Chase Capital XIII, Series M
1.26%	09/30/34	[3]	10,917,000	9,002,988
JPMorgan Chase Capital XXI, Series U
1.26%	02/02/37	[3]	4,750,000	3,686,895
JPMorgan Chase Capital XXIII
1.31%	05/15/47	[3]	2,320,000	1,786,908
Legg Mason, Inc.
6.00%	05/21/19	[4]	5,200,000	5,613,473
ZFS Finance USA Trust I
6.50%	05/09/37	[3,4]	10,154,000	10,877,473

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2012

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	$12,450,000	$13,383,750

				158,002,832

Food — 0.33%
Post Holdings, Inc.
7.38%	02/15/22	[4]	6,990,000	7,693,369

Gaming — 0.71%
CityCenter Holdings LLC/CityCenter Finance Corp. (WI)
7.62%	01/15/16		10,150,000	10,860,500
Marina District Finance Co., Inc.
9.50%	10/15/15		5,960,000	5,811,000

				16,671,500

Health Care — 7.72%
Accellent, Inc.
8.38%	02/01/17		22,728,000	23,978,040
Alere, Inc.
7.25%	07/01/18	[4]	6,000,000	6,060,000
Amsurg Corp.
5.62%	11/30/20	[4]	2,660,000	2,779,700
CHS/Community Health Systems, Inc.
5.12%	08/15/18		10,115,000	10,570,175
7.12%	07/15/20		10,865,000	11,571,225
8.00%	11/15/19		9,135,000	9,934,313
DaVita, Inc.
5.75%	08/15/22		7,735,000	8,189,431
HCA, Inc.
6.50%	02/15/20		1,395,000	1,569,375
7.25%	09/15/20		26,484,000	29,463,450
7.50%	12/15/23		3,965,000	4,074,037
HCA, Inc. (WI)
7.88%	02/15/20		7,805,000	8,722,087
Health Management Associates, Inc.
7.38%	01/15/20		5,285,000	5,734,225
Tenet Healthcare Corp.
6.88%	11/15/31		18,117,000	16,486,470
8.88%	07/01/19		4,150,000	4,627,250
10.00%	05/01/18		6,052,000	6,914,410
Universal Health Services, Inc.
7.00%	10/01/18		5,975,000	6,587,437
Valeant Pharmaceuticals International
6.75%	08/15/21	[4]	7,150,000	7,704,125
7.00%	10/01/20	[4]	1,500,000	1,627,500
7.25%	07/15/22	[4]	2,900,000	3,182,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. (WI)
8.00%	02/01/18		7,980,000	8,299,200

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
VPI Escrow Corp.
6.38%	10/15/20	[4]	$2,450,000	$2,639,875

				180,715,075

Holding Companies — 0.22%
Alphabet Holding Co., Inc. (PIK)
7.75%	11/01/17	[4]	4,950,000	5,110,875

Homebuilding — 0.19%
Shea Homes LP/Shea Homes Funding Corp. (WI)
8.62%	05/15/19		4,000,000	4,440,000

Industrials — 5.30%
American Reprographics Co.
10.50%	12/15/16		9,200,000	9,085,000
ARD Finance SA (PIK) (Luxembourg)
11.12%	06/01/18	[2,4]	11,673,695	12,374,117
Ardagh Packaging Finance PLC (Ireland)
9.12%	10/15/20	[2,4]	17,695,000	19,376,025
Ardagh Packaging Finance, PLC/Ardagh MP Holdings USA, Inc. (Ireland)
7.38%	10/15/17	[2,4]	1,760,000	1,922,800
BWAY Holding Co.
10.00%	06/15/18		6,015,000	6,706,725
Casella Waste Systems, Inc. (WI)
7.75%	02/15/19		3,300,000	3,151,500
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp.
6.38%	09/15/20	[4]	8,815,000	9,167,600
Cleaver-Brooks, Inc.
8.75%	12/15/19	[4]	4,335,000	4,486,725
Maxim Crane Works LP
12.25%	04/15/15	[4]	22,275,000	22,943,250
NESCO LLC/NESCO Holdings Corp.
11.75%	04/15/17	[4]	9,300,000	9,927,750
Packaging Dynamics Corp.
8.75%	02/01/16	[4]	6,780,000	7,093,575
Schaeffler Finance B.V. (Netherlands)
7.75%	02/15/17	[2,4]	1,555,000	1,733,825
8.50%	02/15/19	[2,4]	2,875,000	3,248,750
Seadrill Ltd. (Bermuda)
5.62%	09/15/17	[2,4]	12,890,000	12,857,775

				124,075,417

Information Technology — 0.85%
First Data Corp.
7.38%	06/15/19	[4]	655,000	677,925
8.25%	01/15/21	[4]	5,160,000	5,185,800

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 67

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
First Data Corp. (WI)
12.62%	01/15/21	$13,260,000	$14,022,450

			19,886,175

Insurance — 0.53%
Nationwide Mutual Insurance Co.
5.81%	12/15/24[3,4]	12,850,000	12,392,219

Materials — 1.47%
ArcelorMittal (Luxembourg)
6.00%	03/01/21[2]	3,000,000	3,040,334
6.75%	02/25/22[2]	9,960,000	10,470,948
10.35%	06/01/19[2]	12,800,000	15,370,534
Hexion US Finance Corp. (WI)
6.62%	04/15/20	5,570,000	5,653,550

			34,535,366

Real Estate Investment Trust (REIT) — 0.63%
Realogy Corp.
7.62%	01/15/20[4]	13,065,000	14,763,450

Retail — 0.26%
Sears Holdings Corp.
6.62%	10/15/18	6,578,000	6,076,427

Services — 1.56%
Ceridian Corp.
8.88%	07/15/19[4]	9,545,000	10,427,913
11.25%	11/15/15	1,615,000	1,623,075
Laureate Education, Inc.
9.25%	09/01/19[4]	10,000,000	10,500,000
Mobile Mini, Inc. (WI)
7.88%	12/01/20	1,650,000	1,819,125
Neff Rental LLC/Neff Finance Corp.
9.62%	05/15/16[4]	11,580,000	12,043,200

			36,413,313

Transportation — 2.70%
ACL I Corp. (PIK)
10.62%	02/15/16	4,876,093	4,949,234
Air Canada (Canada)
9.25%	08/01/15[2,4]	12,835,000	13,476,750
American Airlines, Inc.[6]
7.50%	03/15/16[4,8]	8,390,000	9,061,200
Commercial Barge Line Co. (WI)
12.50%	07/15/17	2,975,000	3,294,814
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22	4,702,135	5,031,285
Continental Airlines Pass-Through Trust, Series 2009, Class 1
9.00%	07/08/16	1,457,644	1,692,689

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23	$14,313,216	$15,798,213
Delta Air Lines Pass-Through Trust, Series 2009, Class B1
9.75%	12/17/16	1,284,565	1,419,444
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.68%	08/15/16[3]	1,498,925	1,416,484
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23	2,257,908	2,452,653
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24	3,200,000	3,494,000
US Airways Pass-Through Trust, Series 2012, Class 2B
6.75%	06/03/21	1,100,000	1,137,125

			63,223,891

Total Corporates (Cost $1,783,708,333)			1,846,799,098

MORTGAGE-BACKED — 1.79%**
Non-Agency Mortgage-Backed — 1.79%
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/202,4,7,†	2,890	29
Countrywide Asset Backed Certificates, Series 2007-13, Class 2A1
1.11%	10/25/47[3]	521,568	380,192
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.36%	07/25/36[3]	3,407,643	2,291,249
Home Equity Asset Trust, Series 2007-1, Class 2A1
0.27%	05/25/37[3]	22,058	21,881
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A2
0.36%	05/25/37[3]	18,325,000	13,481,935
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 2A2
1.21%	10/25/37[3]	19,108,798	12,500,679
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2
0.44%	02/25/37[3]	30,330,807	13,241,672

			41,917,637

U.S. Agency Mortgage-Backed — 0.00%
Fannie Mae, Series 1993-225, Class SG
26.60%	12/25/13[3]	8,504	9,357

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report December 2012

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32		$2,802	$17

				9,374

Total Mortgage-Backed
(Cost $32,359,003)				41,927,011

MUNICIPAL BONDS — 0.06%*
New York — 0.06%
New York City Industrial Development Agency
11.00%	03/01/29	[4]	1,067,000	1,470,806

Total Municipal Bonds
(Cost $1,304,503)

U.S. AGENCY SECURITIES — 1.76%
U.S. Agency Securities — 1.76%

Fannie Mae
0.36%	06/23/14	[3]	20,660,000	20,712,894

Freddie Mac
0.47%	11/18/13	[3]	20,420,000	20,467,566

Total U.S. Agency Securities
(Cost $41,065,911)				41,180,460

Total Bonds – 95.14%
(Cost $2,171,364,658)				2,227,430,472

Issues			Shares	Value
COMMON STOCK — 0.62%
Electric — 0.62%
Dynegy, Inc.[6]			755,707	14,456,668

Total Common Stock
(Cost $14,505,785)

Issues			Shares	Value
PREFERRED STOCK — 1.22%
Electric — 0.37%
PPL Corp.
0.12%			168,000	8,788,080

Finance — 0.85%
Citigroup Capital XIII
0.05%			712,702	19,884,386

Total Preferred Stock
(Cost $28,535,152)				28,672,466

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 2.10%
Commercial Paper — 0.79%
Lloyds TSB Bank PLC (United Kingdom)
0.31%[9]	02/13/13	[2]	$18,410,000	$18,404,105

Money Market Fund — 1.27%
BlackRock Liquidity Funds
TempFund Portfolio
0.14%[10]			23,469,000	23,469,000
DWS Money Market Series
Institutional Funds
0.12%[10]			6,395,000	6,395,000

				29,864,000

U.S. Treasury Bills — 0.04%
U.S. Treasury Bills
0.05%[9]	04/04/13	[11]	1,020,000	1,019,844

Total Short-Term Investments
(Cost $49,287,313)				49,287,949

Total Investments – 99.08%
(Cost $2,263,692,908)[1]				2,319,847,555

Cash and Other Assets, Less
Liabilities – 0.92%				21,456,216

Net Assets – 100.00%				$2,341,303,771

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
350	U.S. Treasury Thirty Year Long Bond,
	Expiration March 2013	$718,465

	Net unrealized appreciation	$718,465

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 19, due 12/20/17. Counterparty: Morgan Stanley
12/20/17	$(486,842)	$25,000	$672,778	$185,936

	$(486,842)	$25,000	$672,778	$185,936

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 69

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $2,263,832,257 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$108,655,811
Gross unrealized depreciation	(52,640,513)

Net unrealized appreciation	$56,015,298

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at December 31, 2012.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $585,643,261, representing 25.01% of total net assets.

[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
03/14/12	Asurion LLC, Term Loan B, 1st Lien, 5.50%, 05/24/18	$7,435,030	$7,619,957	0.33%
12/08/09	Boston Generating LLC, Term Loan, 1st Lien, 0.01%, 12/20/13	214,955	–	0.00%
10/05/10	Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien, 5.46%, 01/28/18	48,581,776	46,708,651	1.99%
07/29/11	Cengage Learning Acquisitions, Inc., Term Loan B, 2.72%, 07/03/14	7,106,112	6,041,570	0.26%
11/21/11	Chrysler Group LLC, Term Loan, 1st Lien, 6.00%, 05/24/17	9,520,574	9,889,559	0.42%
04/15/11	Delta Air Lines, Inc., Term Loan B, 1st Lien, 5.50%, 04/20/17	5,359,094	5,486,546	0.23%
11/30/12	Dynegy Midwest Generation LLC, Term Loan, 0.00%, 08/05/16	2,073,396	2,079,681	0.09%
04/13/12	El Dorado, Secured Term Loan, 1st Lien, 0.00%, 04/03/17	3,863,339	3,861,000	0.16%
10/31/12	EP Energy LLC, Term Loan B2, 1st Lien, 4.50%, 04/23/19	3,246,679	3,268,687	0.14%
05/21/10	First Data Corp., Term Loan B1, 2.96%, 09/24/14	19,555	20,932	0.00%
01/28/09	First Data Corp., Term Loan EXT, 1st Lien, 4.21%, 03/24/18	16,698,657	17,592,529	0.75%

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
10/12/12	Fortescue Metals Group Ltd., Term Loan, 0.00%, 09/18/17	$27,290,757	$27,707,702	1.18%
08/05/10	MACH Gen LLC, Term Loan 2nd Lien (PIK), 7.82%, 02/15/15	30,141,597	22,878,646	0.98%
08/16/12	Navistar, Inc., Term Loan B, 1st Lien, 7.00%, 08/17/17	11,861,614	11,838,125	0.51%
09/19/12	Samson Investment Co., Term Loan, 2nd Lien, 6.00%, 09/25/18	4,727,341	4,800,469	0.21%
02/14/12	Schaeffler AG, C2 Term Loan, 0.00%, 01/27/17	17,034,552	17,212,500	0.73%
09/24/10	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.75%, 10/10/17	54,841,060	51,529,762	2.20%
01/31/12	Univision Communications, Inc., 1st Lien Strip, 4.46%, 03/31/17	2,415,281	2,496,242	0.11%
12/14/12	USI Insurance Services LLC, Term Loan, 0.00%, 12/14/19	5,970,043	5,995,002	0.26%

		$258,401,412	$247,027,560	10.55%

[6]	Non-income producing security.
[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $4,519,804, which is 0.19% of total net assets.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of December 31, 2012.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,019,837.
†

Fair valued security. The aggregate value of fair valued securities is $62,654, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 77.72%
ASSET-BACKED SECURITIES — 7.56%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.52%	06/14/37[2,3]	$132,113	$121,544
Arizona Educational Loan Marketing Corp., Series 2003-C, Class D
0.51%	03/01/38†	200,000	192,000
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.93%	04/17/23[2,3,4]	15,000	15,075
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15†	10,000	8,977
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16†	10,000	8,552
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17†	15,000	11,854
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.51%	11/14/33[2,3,4]	168,789	141,783
Babson CLO, Inc., Series 2004-1A, Class B (Cayman Islands)
1.01%	06/15/16[2,3,4]	300,000	299,135
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.44%	12/25/36[2,3]	275,295	222,968
Beacon Container Finance LLC, Series 2012-1A, Class A
3.72%	09/20/27[3]	121,878	123,845
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.51%	06/25/26[2]	150,000	144,542
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.32%	12/26/24[2]	35,195	32,471
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.11%	02/25/30[2]	200,000	202,963
CAL Funding II Ltd., Series 2012-1A, Class A (Bermuda)
3.47%	10/25/27[3,4]	344,167	351,211
CIFC Funding Ltd., Series 2012-2A, Class A1L (Cayman Islands)
1.76%	12/05/24[2,3,4]	200,000	199,997
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27[3,4]	47,083	47,067
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27[3,4]	97,500	101,041

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Educational Services of America, Inc., Series 2012-2, Class A
0.94%	04/25/39[2,3]	$200,000	$199,813
GE Business Loan Trust, Series 2004-1, Class B
0.91%	05/15/32[2,3]	69,506	56,383
GE Business Loan Trust, Series 2004-2A, Class A
0.43%	12/15/32[2,3]	54,592	50,936
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.46%	11/17/20[2,3,4]	58,333	56,716
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.45%	12/19/32[2,3,4]	165,025	144,034
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class C (Cayman Islands)
3.20%	12/20/24[2,3,4]	400,000	383,601
Hewett’s Island CLO V Ltd., Series 2006-5A, Class D (Cayman Islands)
1.76%	12/05/18[2,3,4]	600,000	516,045
National Collegiate Master Student Loan Trust I, Series 2002-2, Class AR9
3.71%	11/01/422,3,†	350,000	349,147
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.10%	02/25/36[2,3]	150,000	101,437
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.11%	02/25/362,3,†	825,000	544,500
Northstar Education Finance, Inc.
1.20%	01/29/46[2]	135,000	124,833
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.76%	11/20/23[2,3,4]	200,000	199,993
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15†	28,881	29,603
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.73%	11/08/24[2,3,4]	250,000	249,999
Red River CLO Ltd., Series 1A, Class A (Cayman Islands)
0.58%	07/27/18[2,4]	302,525	289,192
Scholar Funding Trust, Series 2012-B, Class A2
1.31%	03/28/46[2,3]	150,000	144,600
SLC Student Loan Trust, Series 2006-2, Class A5
0.41%	09/15/26[2]	175,000	170,719
SLM Student Loan Trust, Series 2003-11, Class A6
0.60%	12/15/25[2,3]	250,000	244,210

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 71

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-9, Class A5
0.42%	01/26/26[2]	$200,000	$192,738
SLM Student Loan Trust, Series 2007-3, Class A4
0.38%	01/25/22[2]	215,000	206,115
SLM Student Loan Trust, Series 2011-1, Class A2
1.36%	10/25/34[2]	150,000	153,744
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.68%	10/20/23[2,3,4]	75,000	74,325
Stanfield Vantage CLO Ltd., Series 2005-1A, Class B (Cayman Islands)
0.87%	03/21/17[2,3,4]	275,000	270,971
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
0.23%	07/01/42[2,3]	100,000	77,000
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.58%	04/16/22[2,3,4]	20,000	19,828
TAL Advantage LLC, Series 2006-1, Class NOTE
0.40%	04/20/21[2,3]	46,667	45,847
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25[3]	47,000	47,586
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26[3]	50,500	51,186
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.46%	05/15/20[2,3,4]	102,708	101,596
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26[3,4]	42,500	43,305
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.38%	11/26/21[2,3]	19,583	19,167
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.35%	02/26/19[2,3]	92,625	91,276
U-Haul S Fleet LLC, Series 2007-BT1, Class BT
5.56%	02/25/20[3]	58,490	60,833
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.41%	12/19/16[2,3,4]	65,000	61,838

Total Asset-Backed Securities (Cost $7,513,356)			7,598,141

Issues	Maturity Date	Principal Amount	Value
BANK LOANS — 0.50%*
Automotive — 0.50%
Navistar, Inc., Term Loan B, 1st Lien
7.00%	08/17/17[2,5]	$500,000	$503,750

Total Bank Loans (Cost $495,295)
CORPORATES — 25.70%*
Banking — 4.29%
Abbey National Treasury Services PLC/London (United Kingdom)
3.88%	11/10/14[3,4]	125,000	129,759
Banco Bradesco SA/Cayman Islands (Brazil)
5.75%	03/01/22[3,4]	400,000	435,000
Banco Davivienda SA (Colombia)
5.88%	07/09/22[3,4]	500,000	521,250
Bank of America Corp.
6.00%	09/01/17	75,000	87,917
Bank of America N.A. (BKNT)
0.59%	06/15/16[2]	122,000	116,100
5.30%	03/15/17	100,000	112,578
6.10%	06/15/17	100,000	116,212
BBVA Bancomer SA/Texas (Mexico)
6.75%	09/30/22[3,4]	200,000	225,500
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18[3,4]	375,000	405,469
Home Credit & Finance Bank OOO via Eurasia Capital SA (Luxembourg)
9.38%	04/24/20[2,3,4]	500,000	526,250
National Australia Bank Ltd. (Australia)
1.60%	08/07/15[4]	250,000	253,676
Royal Bank of Scotland Group PLC (United Kingdom)
6.12%	12/15/22[4]	100,000	104,600
Royal Bank of Scotland PLC (United Kingdom)
2.55%	09/18/15[4]	350,000	358,605
Sberbank of Russia via SB Capital SA (Luxembourg)
5.12%	10/29/22[3,4]	500,000	511,875
Yapi ve Kredi Bankasi AS (Turkey)
5.50%	12/06/22[3,4]	400,000	408,500

			4,313,291

Communications — 1.26%
Cablevision Systems Corp.
5.88%	09/15/22	60,000	60,600
CCO Holdings LLC/CCO Holdings Capital Corp. (WI)
8.12%	04/30/20	65,000	73,613
CenturyLink, Inc.
5.80%	03/15/22	70,000	74,413

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA (WI) (Luxembourg)
7.25%	04/01/19[4]	$80,000	$86,400
Qwest Corp.
7.25%	09/15/25	300,000	353,814
Sprint Nextel Corp.
9.00%	11/15/18[3]	130,000	160,550
9.25%	04/15/22	160,000	192,400
VimpelCom Holdings BV, Series REGS (Netherlands)
7.50%	03/01/22[4]	200,000	230,755
Windstream Corp. (WI)
8.12%	09/01/18	35,000	38,237

			1,270,782

Consumer Discretionary — 0.48%
JetBlue Airways, Series 2004-1, Class G-2 Pass-Through Trust
0.73%	03/15/14[2]	130,000	123,721
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20[3]	150,000	155,437
Virgolino de Oliveira Finance Ltd. (Luxembourg)
10.50%	01/28/18[3,4]	200,000	206,000

			485,158

Electric — 2.26%
Duquesne Light Holdings, Inc.
6.40%	09/15/20[3]	171,000	207,151
GenOn Americas Generation LLC
8.50%	10/01/21	150,000	170,625
9.12%	05/01/31	350,000	386,750
Instituto Costarricense de Electricidad (Costa Rica)
6.95%	11/10/21[3,4]	520,000	592,800
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28	97,429	110,582
Perusahaan Listrik Negara PT (Indonesia)
5.25%	10/24/42[3,4]	500,000	518,750
PNM Resources, Inc.
9.25%	05/15/15	200,000	229,250
Public Service Co. of New Mexico
5.35%	10/01/21	50,000	56,394

			2,272,302

Energy — 3.08%
Arch Coal, Inc.
7.00%	06/15/19	25,000	23,250

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Bumi Investment Pte Ltd. (Singapore)
10.75%	10/06/17[4]	$200,000	$178,500
Chaparral Energy, Inc.
7.62%	11/15/22	49,000	51,817
8.25%	09/01/21	116,000	126,440
Florida Gas Transmission Co. LLC
3.88%	07/15/22[3]	160,000	170,228
Gazprom OAO Via Gaz Capital SA (Luxembourg)
4.95%	07/19/22[3,4]	200,000	215,600
Newfield Exploration Co.
5.62%	07/01/24	165,000	178,922
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17[3,4]	225,000	234,563
Petroleos de Venezuela SA, Series REGS (Venezuela)
8.50%	11/02/17[4]	400,000	396,000
Petroleos Mexicanos (Mexico)
1.70%	12/20/22[4]	150,000	152,332
QGOG Constellation SA (Luxembourg)
6.25%	11/09/19[3,4]	500,000	525,625
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)
4.20%	03/06/22[3,4]	250,000	256,218
SM Energy Co.
6.50%	01/01/23	165,000	177,375
Southern Natural Gas Co. LLC
8.00%	03/01/32	100,000	143,566
Tennessee Gas Pipeline Co.
8.00%	02/01/16	225,000	268,705

			3,099,141

Finance — 4.80%
Ajecorp BV (Netherlands)
6.50%	05/14/22[3,4]	200,000	217,500
Astoria Depositor Corp.
8.14%	05/01/21[3]	440,000	431,200
Banco do Brasil SA (Brazil)
5.88%	01/26/22[3,4]	200,000	221,500
Blackstone Holdings Finance Co. LLC
4.75%	02/15/23[3]	250,000	266,301
Citigroup, Inc.
2.01%	05/15/18[2]	425,000	428,857
4.59%	12/15/15	125,000	136,564
6.12%	05/15/18	100,000	119,981
General Electric Capital Corp. (MTN)
0.69%	05/05/26[2]	135,000	117,948
4.65%	10/17/21	70,000	79,616
Goldman Sachs Group, Inc.
5.95%	01/18/18	75,000	87,374

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 73

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Grupo Aval Ltd. (Cayman Islands)
4.75%	09/26/22[3,4]	$300,000	$304,500
International Lease Finance Corp.
6.50%	09/01/14[3]	175,000	186,375
JPMorgan Chase Capital XIII, Series M
1.26%	09/30/34[2]	225,000	185,552
JPMorgan Chase Capital XXI, Series U
1.26%	02/02/37[2]	910,000	706,331
Macquarie Bank Ltd. (Australia)
5.00%	02/22/17[3,4]	170,000	184,568
Metalloinvest Finance Ltd. (Ireland)
6.50%	07/21/16[3,4]	200,000	210,750
Morgan Stanley (MTN)
0.78%	10/18/16[2]	175,000	165,994
Reckson Operating Partnership LP
5.00%	08/15/18	145,000	157,454
Sasol Financing International PLC (South Africa)
4.50%	11/14/22[4]	500,000	505,625
ZFS Finance USA Trust II
6.45%	12/15/65[2,3]	100,000	107,500

			4,821,490

Health Care — 0.55%
CHS/Community Health Systems, Inc.
5.12%	08/15/18	225,000	235,125
7.12%	07/15/20	175,000	186,375
DaVita, Inc.
5.75%	08/15/22	120,000	127,050

			548,550

Industrials — 1.12%
Cemex Espana Luxembourg (Spain)
9.88%	04/30/19[3,4]	200,000	226,250
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15[3,4]	200,000	206,454
Maxim Crane Works LP
12.25%	04/15/15[3]	350,000	360,500
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.90%	03/22/23[3,4]	325,000	332,682

			1,125,886

Insurance — 0.42%
Farmers Exchange Capital
7.20%	07/15/48[3]	150,000	183,327
Farmers Insurance Exchange
8.62%	05/01/24[3]	40,000	54,639

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
1.70%	06/29/15[3]	$175,000	$178,747

			416,713

Materials — 2.97%
AngloGold Holdings PLC (South Africa)
5.12%	08/01/22[4]	200,000	203,078
ArcelorMittal (Luxembourg)
6.75%	02/25/22[4]	240,000	252,312
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands)
4.88%	10/07/20[4]	500,000	492,500
Mexichem SAB de CV (Mexico)
6.75%	09/19/42[3,4]	500,000	565,000
Samarco Mineracao SA (Brazil)
4.12%	11/01/22[3,4]	500,000	510,000
Southern Copper Corp.
5.25%	11/08/42	250,000	252,703
Vale Overseas Ltd. (Cayman Islands)
6.88%	11/21/36[4]	125,000	155,573
Vedanta Resources PLC (United Kingdom)
8.25%	06/07/21[3,4]	500,000	556,250

			2,987,416

Real Estate Investment Trust (REIT) — 2.75%
Boston Properties LP
5.88%	10/15/19	200,000	238,823
Country Garden Holdings Co. Ltd. (Cayman Islands)
11.12%	02/23/18[3,4]	200,000	233,000
Duke Realty LP
5.40%	08/15/14	160,000	170,058
Essex Portfolio LP
3.62%	08/15/22[3]	250,000	251,353
Evergrande Real Estate Group Ltd., Series REGS (Cayman Islands)
13.00%	01/27/15[4]	200,000	219,000
HCP, Inc.
3.75%	02/01/19	210,000	222,545
5.62%	05/01/17	100,000	114,471
Health Care REIT, Inc.
4.12%	04/01/19	150,000	161,503
4.70%	09/15/17	150,000	167,499
Healthcare Realty Trust, Inc.
6.50%	01/17/17	125,000	143,053
Post Apartment Homes LP
3.38%	12/01/22	100,000	100,644
4.75%	10/15/17	270,000	298,682
WEA Finance LLC/WCI Finance LLC
5.70%	10/01/16[3]	125,000	142,860

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
WEA Finance LLC/WT Finance Aust Pty Ltd.
5.75%	09/02/15[3]	$150,000	$167,574
7.50%	06/02/14[3]	125,000	136,050

			2,767,115

Transportation — 1.72%
American Airlines, Series 2011-1, Class A Pass-Through Trust
5.25%	01/31/21	71,046	74,687
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18	127,264	138,677
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.54%	08/02/20	377,837	414,204
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20	75,000	79,828
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23	389,888	430,339
DP World Ltd., Series REGS (United Arab Emirates)
6.85%	07/02/37[4]	200,000	235,260
JetBlue Airways Pass-Through Trust, Series 2004, Class G2
0.76%	11/15/16[2]	250,000	221,250
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24	125,000	136,484

			1,730,729

Total Corporates
(Cost $24,513,242)			25,838,573

FOREIGN GOVERNMENT OBLIGATIONS — 2.18%
Foreign Government Obligations — 2.18%
Autonomous Community of Catalonia (Spain)
3.88%	09/15/15[4]	200,000	242,291
Autonomous Community of Valencia Spain, Series E (MTN) (Spain)
3.25%	07/06/15[4]	100,000	117,476
Mexican Bonos, Series M (Mexico)
6.50%	06/10/21[4]	1,320,000	110,675
Mexico Government International Bond (MTN) (Mexico)
4.75%	03/08/44[4]	200,000	227,250
Poland Government International Bond (Poland)
3.00%	03/17/23[4]	500,000	494,500
Slovakia Government International Bond (Slovakia)
4.38%	05/21/22[3,4]	200,000	218,865

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Slovenia Government International Bond (Slovenia)
5.50%	10/26/22[3,4]	$250,000	$265,300
Sri Lanka Government International Bond (Sri Lanka)
5.88%	07/25/22[3,4]	200,000	215,000
Ukraine Government International Bond (Ukraine)
7.80%	11/28/22[3,4]	300,000	304,890

Total Foreign Government Obligations
(Cost $2,104,180)			2,196,247

MORTGAGE-BACKED — 37.23%**
Commercial Mortgage-Backed — 7.36%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4
4.76%	11/10/39	285,000	293,155
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4
5.12%	10/10/45[2]	50,000	55,525
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47	115,402	118,259
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2
5.68%	06/10/49[2]	112,515	112,498
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.19%	09/10/47[2]	105,000	117,002
Bayview Commercial Asset Trust, Series 2005-3A, Class A1
0.53%	11/25/35[2,3]	395,222	310,672
Bear Stearns Commercial Mortgage Securities, Series 2004-PWRC, Class A4
4.72%	02/11/41	110,000	113,056
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A4
5.57%	04/12/38[2]	120,000	136,350
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.20%	12/11/49	127,442	129,339
Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A, Class A2
4.08%	06/10/38	87,535	88,366
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44[2]	324,000	355,261
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
5.10%	08/15/38[2]	65,000	71,567

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 75

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4
5.23%	12/15/40[2]	$80,689	$88,927
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44	220,000	239,945
GE Business Loan Trust, Series 2003-1, Class B
1.51%	04/15/31[2,3]	80,980	71,313
GE Business Loan Trust, Series 2004-2A, Class C
1.06%	12/15/32[2,3]	80,796	44,438
GE Business Loan Trust, Series 2006-2A, Class A
0.39%	11/15/34[2,3]	341,936	296,896
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4
3.71%	08/10/44	163,000	181,924
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4
5.33%	08/12/40[2]	160,000	161,979
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42	183,000	195,320
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A
4.16%	01/12/39[3]	294,071	303,015
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4
5.34%	08/12/37[2]	125,000	138,054
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.90%	09/12/37	90,000	98,889
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.20%	12/15/44[2]	113,000	126,187
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB
5.51%	12/12/44[2]	249,220	265,005
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class ASB
5.42%	12/12/43	160,020	172,035
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4
5.40%	05/15/45	175,000	201,435
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class ASB
5.71%	02/12/49[2]	315,011	346,125

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A
4.48%	10/15/29	$224,804	$237,300
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4
5.05%	07/12/38[2]	120,000	132,599
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4
5.29%	01/12/44[2]	55,000	61,066
Morgan Stanley Capital I, Series 2001-C3, Class A2
3.22%	08/15/49	145,000	156,620
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A
5.23%	09/15/42[2]	150,000	165,342
Morgan Stanley Capital I, Series 2005-T19, Class A4A
4.89%	06/12/47	125,000	136,887
Morgan Stanley Capital I, Series 2006-IQ12, Class A4
5.33%	12/15/43	100,000	115,274
Morgan Stanley Capital I, Series 2006-T23, Class A2
5.75%	08/12/41[2]	210,083	211,420
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.82%	08/12/41[2]	120,000	139,267
Morgan Stanley Capital I, Series 2011-C3, Class A4
4.12%	08/15/49	90,000	103,301
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05%	07/20/23[3]	140,553	129,238
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.12%	07/15/42[2]	65,000	71,482
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4
5.24%	10/15/44[2]	35,395	39,152
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A3
5.70%	05/15/43[2]	180,596	181,411
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44	110,000	116,822
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44	510,000	566,247

			7,395,965

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report December 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 21.82%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30[2,3]	$55,993	$56,412
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C
0.40%	05/25/47[2]	987,421	620,490
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20	354,959	366,518
Bear Stearns Alt-A Trust, Series 2005-7, Class 25A1
2.90%	09/25/35[2]	150,902	116,743
Bear Stearns Asset Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36	490,046	421,756
Centex Home Equity, Series 2005-D, Class M1
0.64%	10/25/35[2]	350,000	334,811
Citicorp Mortgage Securities, Inc., Series 2005-8, Class 1A2
5.50%	11/25/35	488,118	492,569
Citigroup Mortgage Loan Trust, Inc. 2006-WFH2 A2A
0.36%	08/25/36[2]	302,411	272,350
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.47%	11/25/35[2]	174,066	108,320
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	105,716	114,713
Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1A
5.19%	03/25/47[2]	170,500	162,513
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
0.50%	02/25/35[2]	113,445	81,114
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.51%	05/25/35[2]	134,193	107,047
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
4.89%	01/25/37	341,584	155,489
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
5.33%	02/25/37	460,000	355,653
DBRR Trust, Series 2012-EZ1, Class A
0.95%	09/25/45[3]	356,907	357,733

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
0.50%	10/19/45[2]	$291,622	$244,663
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.41%	10/19/36[2]	289,528	227,789
Educational Funding of the South, Inc., Series 2012-1, Class A
1.26%	03/25/36[2]	233,977	232,494
Equifirst Loan Securitization Trust, Series 2007-1, Class A2B
0.40%	04/25/37[2]	330,000	164,394
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.52%	08/25/37[2]	525,846	398,933
Fremont Home Loan Trust, Series 2006-2, Class 2A3
0.38%	02/25/36[2]	300,000	189,894
GE Business Loan Trust, Series 2007-1A, Class A
0.38%	04/16/35[2,3]	357,192	305,987
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38[2,3]	56,688	62,223
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.57%	08/10/42	468,489	469,696
GSAA Trust, Series 2006-2, Class 2A3
0.48%	12/25/35[2]	500,000	478,370
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35	516,063	533,619
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.29%	09/25/35[2,6]	211,421	28,646
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2.96%	04/25/36[2]	390,668	367,191
Home Equity Asset Trust, Series 2007-AR1, Class 2A1
2.95%	01/25/37[2]	293,433	199,976
Home Equity Loan Trust, Series 2006-2, Class A1
0.36%	03/20/36[2]	404,504	399,011
Home Equity Loan Trust, Series 2007-2, Class A3V
0.43%	07/20/36[2]	340,000	330,934
Indymac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.91%	05/25/36[2]	340,153	233,907

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 77

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28	$132,333	$128,786
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
3.03%	08/25/35[2]	222,589	199,407
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.05%	05/25/36[2]	160,023	123,024
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40	48,348	48,560
Lehman XS Trust, Series 2005-4, Class 1A3
0.61%	10/25/35[2]	465,762	416,178
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.69%	10/25/34[2]	208,850	203,561
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.32%	03/25/47[2]	454,366	436,981
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.54%	04/25/37[2]	883,581	117,505
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2B
0.38%	05/25/37[2]	495,719	295,082
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37	126,479	133,580
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
0.49%	11/25/35[2]	572,161	524,783
New York Mortgage Trust, Series 2005-3, Class A1
0.45%	02/25/36[2]	200,128	183,409
Origen Manufactured Housing, Series 2006-A, Class A1
0.36%	11/15/18[2]	3,583	3,575
Park Place Securities, Inc., Series 2004-WWF1, Class M2
0.89%	12/25/34[2]	301,681	299,311
RAAC Series, Series 2005-SP1, Class 4A1
7.00%	09/25/34	426,354	457,265
RAAC Series, Series 2007-SP1, Class A2
0.56%	03/25/37[2]	216,164	213,094
RBSSP Resecuritization Trust, 009-3, Series 2009-3, Class 1A3
5.50%	11/26/35[2,3]	312,840	316,271
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.33%	04/25/35[2]	370,631	338,690

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2006-Q09, Class 1A4A
0.38%	12/25/46[2]	$458,636	$357,719
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37[2,6]	8,480,822	96,156
Residential Asset Mortgage Products, Inc., Series 2006-RS3, Class A3
0.41%	05/25/36[2]	306,390	281,794
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
0.81%	10/25/34[2]	38,717	17,980
Residential Asset Securities Corp., Series 2006-EMX1, Class A2
0.44%	01/25/36[2]	258,575	254,431
SLM Student Loan Trust, Series 2012-7, Class A3
0.86%	05/26/26[2]	200,000	200,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
0.37%	12/25/36[2]	510,153	355,263
Structured Asset Investment Loan Trust, Series 2005-5, Class M1
0.63%	06/25/35[2]	443,000	435,513
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 22A1
2.30%	05/25/36[2]	657,650	337,385
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.42%	05/25/46[2]	175,893	100,268
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
3.15%	06/25/32[2]	221,714	221,994
Structured Asset Securities Corp., Series 2005-2XS, Class 2A2
1.71%	02/25/35[2]	279,406	242,944
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32	48,327	49,208
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
0.61%	11/25/34[2]	551,203	548,942
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
0.53%	01/25/45[2]	477,710	435,627
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.53%	08/25/45[2]	782,619	737,557
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.47%	10/25/35[2]	260,000	243,631

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report December 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.50%	10/25/45	[2]	$180,559	$164,528
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.50%	12/25/45	[2]	424,359	392,142
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.44%	04/25/45	[2]	806,481	749,492
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
0.53%	07/25/45	[2]	734,949	709,642
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.50%	03/25/37	[2]	434,082	316,628
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A
0.91%	02/25/47	[2]	771,111	405,896
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		157,858	149,542
Wells Fargo Home Equity Trust, Series 2006-2, Class A3
0.35%	07/25/36	[2]	119,764	117,395
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2
2.61%	07/25/36	[2]	311,192	272,936
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1
2.63%	10/25/36	[2]	346,541	308,619

				21,934,252

U.S. Agency Mortgage-Backed — 8.05%
Fannie Mae Pool AD0150
5.18%	05/01/19		338,853	403,689
Fannie Mae Pool AD0825
4.59%	02/01/20		246,425	291,635
Fannie Mae Pool AE0600
3.98%	11/01/20		310,559	354,589
Fannie Mae Pool AE0918
3.66%	10/01/20		373,323	419,153
Fannie Mae Pool AL0600
4.30%	07/01/21		147,495	172,510
Fannie Mae Pool FN0005
3.38%	11/01/20		369,471	407,723
Fannie Mae Pool FN0009
3.42%	10/01/20		291,899	322,828
Fannie Mae REMICS, Series 2003-64, Class KS
9.37%	07/25/18	[2]	39,348	43,972

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2006-104, Class GL
16.18%	11/25/36	[2]	$50,046	$64,440
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
5.84%	06/25/37	[2]	317,339	40,633
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
5.99%	07/25/38	[2]	1,694,501	229,855
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.39%	10/25/40	[2]	399,418	51,416
Fannie Mae, Series 2006-11, Class PS
23.80%	03/25/36	[2]	102,876	144,026
Fannie Mae, Series 2007-77, Class SK (IO)
5.66%	08/25/37	[2]	600,384	87,830
Fannie Mae, Series 2008-18, Class SM (IO)
6.79%	03/25/38	[2]	350,725	48,554
Fannie Mae, Series 2010-35, Class IA (IO)
5.00%	07/25/38		259,980	14,831
Fannie Mae, Series 2012-M12, Class 1A
2.84%	08/25/22	[2]	408,328	433,216
Fannie Mae, Series 2012-M15, Class A
2.66%	10/25/22	[2]	339,435	353,357
Fannie Mae-Aces, Series 2011-M1, Class A3
3.76%	06/25/21		250,000	280,226
Freddie Mac REMICS, Series 2711, Class FA
1.21%	11/15/33	[2]	375,069	381,155
Freddie Mac REMICS, Series 2733, Class FB
0.81%	10/15/33	[2]	545,000	554,124
Freddie Mac REMICS, Series 3001, Class HS
16.23%	02/15/35	[2]	76,350	92,676
Freddie Mac REMICS, Series 3404, Class AS (IO)
5.69%	01/15/38	[2]	349,573	50,534
Freddie Mac REMICS, Series 3417, Class FA
0.71%	11/15/37	[2]	88,199	89,012
Freddie Mac REMICS, Series 3828, Class TF
0.61%	04/15/29	[2]	623,352	626,088
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.40%	04/15/42	[2]	842,917	120,045
Freddie Mac, Series 3262, Class KS (IO)
6.20%	01/15/37	[2]	324,188	42,752
Freddie Mac, Series 3339, Class JS
41.48%	07/15/37	[2]	78,658	165,502
Freddie Mac, Series 3439, Class SC (IO)
5.69%	04/15/38	[2]	290,957	39,894

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 79

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[7]	$118,197	$111,899
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		285,000	291,062
Ginnie Mae II Pool MA0243
2.00%	07/20/42	[2]	577,156	599,218
Ginnie Mae, Series 2010-20, Class SE (IO)
6.04%	02/20/40	[2]	1,010,852	180,071
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		363,141	85,290
Ginnie Mae, Series 2011-50, Class PS (IO)
5.89%	02/20/41	[2]	503,235	84,449
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		966,404	156,822
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	4,437,077	71,180
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	10,296,974	143,919
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		406,138	45,959

				8,096,134

Total Mortgage-Backed
(Cost $35,479,251)				37,426,351

MUNICIPAL BONDS — 1.34%*
California — 0.58%
State of California, Build America Bonds
5.70%	11/01/21		175,000	208,695
6.65%	03/01/22		150,000	189,315
7.95%	03/01/36		150,000	186,553

				584,563

Illinois — 0.76%
City of Chicago, Refunding Taxable Project, Series E
6.05%	01/01/29		300,000	334,791
State of Illinois, Build America Bonds
6.20%	07/01/21		75,000	84,443
State of Illinois, Taxable Bonds
5.88%	03/01/19		100,000	115,213
State of Illinois, Taxable-Pension
4.35%	06/01/18		215,000	228,732

				763,179

Total Municipal Bonds
(Cost $1,322,122)				1,347,742

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES — 0.61%
U.S. Agency Securities — 0.61%
Fannie Mae
0.63%	02/22/16		$615,000	$615,116

Total U.S. Agency Securities
(Cost $615,000)

U.S. TREASURY SECURITIES — 2.60%
U.S. Treasury Notes — 2.60%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.50%	04/15/15	[8]	460,000	512,557
0.63%	04/15/13	[8]	605,000	661,486
1.25%	04/15/14	[8]	320,000	360,748
1.88%	07/15/13	[8]	845,000	1,081,862

Total U.S. Treasury Securities
(Cost $2,631,948)				2,616,653

Total Bonds – 77.72%
(Cost $74,674,394)				78,142,573

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 15.49%
Commercial Paper — 0.42%
RBS Holdings USA, Inc.
0.38%[9]	03/19/13		420,000	419,751

Money Market Fund — 1.95%
BlackRock Liquidity Funds TempFund Portfolio
0.14%[10]			982,000	982,000
Dreyfus Cash Advantage Fund
0.11%[10]			3,000	3,000
DWS Money Market Series Institutional Funds
0.12%[10]			979,000	979,000

				1,964,000

U.S. Agency Discount Notes — 12.93%
Fannie Mae
0.17%[9]	05/08/13		4,000,000	3,998,880
Federal Home Loan Bank
0.12%[9]	05/08/13		2,000,000	1,999,440
0.13%[9]	06/07/13		2,880,000	2,878,877
0.13%[9]	02/01/13		1,890,000	1,889,889
Freddie Mac
0.09%[9]	04/16/13		2,230,000	2,229,614

				12,996,700

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report December 2012

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.19%
U.S. Treasury Bills
0.05%[9]	04/04/13	[11]	$185,000	$184,971
0.12%[9]	05/16/13	[11]	5,000	4,998

				189,969

Total Short-Term Investments
(Cost $15,568,137)				15,570,420

Total Investments – 93.21%
(Cost $90,242,531)[1]				93,712,993

Cash and Other Assets, Less Liabilities – 6.79%				6,825,636

NET ASSETS – 100.00%				$100,538,629

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
23	U.S. Treasury Five Year Note Expiration March 2013	$3,010
116	U.S. Treasury Ten Year Note Expiration March 2013	87,511
11	U.S. Treasury Thirty Year Long Bond, Expiration March 2013	22,581

	Net unrealized appreciation	$113,102

Expiration Date	Premiums (Received)	Notional Amount (000’s) [a]	Appreciation	Value[b]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 18, due 06/20/17. Counterparty: JPMorgan Chase & Co.
06/20/17	$(42,082)	$594	$53,189	$11,107

	$(42,082)	$594	$53,189	$11,107

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[b]

The values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period-end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for federal income tax purposes is $90,242,531 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$3,599,425
Gross unrealized depreciation	(128,962)

Net unrealized appreciation	$3,470,463

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2012.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $21,729,496, representing 21.61% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
08/16/12	Navistar, Inc., Term Loan B, 1st Lien, 7.00%, 08/17/17	$495,295	$503,750	0.50%
[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $124,802, which is 0.12% of total net assets.
[7]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2012.
[8]	Inflation protected security. Principal amount reflects original security face amount.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of December 31, 2012.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $189,969.
†

Fair valued security. The aggregate value of fair valued securities is $1,144,633, which is 1.14% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 81

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 86.11%
ASSET-BACKED SECURITIES — 15.43%**
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.52%	06/14/37[2,3]	$878,553	$808,269
Alm Loan Funding, Series 2012-7A, Class A1 (Cayman Islands)
1.70%	10/19/24[2,3,4]	500,000	499,984
AMURF, Series 2012, Class B
11.00%	12/17/175,†	992,068	992,068
AMURF, Series 2012-I, Class A
14.00%	10/15/165,†	921,534	921,763
Arizona Educational Loan Marketing Corp., Series 2003-C, Class D
0.51%	03/01/38†	450,000	431,999
Avalon IV Capital Ltd., Series 2012-1A, Class C (Cayman Islands)
3.93%	04/17/23[2,3,4]	575,000	577,875
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class D
5.50%	11/20/15†	225,000	201,994
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E1
6.25%	04/20/16†	225,000	192,431
Axis Equipment Finance Receivables LLC, Series 2012-1I, Class E2
7.00%	03/20/17†	250,000	197,562
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.51%	11/14/33[2,3,4]	832,330	699,157
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.58%	01/25/35[2,3]	543,419	474,195
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.44%	12/25/36[2,3]	1,555,419	1,259,767
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.45%	07/25/37[2,3]	690,645	521,657
Cerberus Offshore Levered I LP, Series 2012-1A, Class B (Cayman Islands)
5.20%	11/30/18[2,3,4]	500,000	501,571
CIT Education Loan Trust, Series 2007-1, Class A
0.40%	03/25/42[2,3]	1,883,532	1,750,164
Cronos Containers Program Ltd., Series 2012-1A, Class A (Bermuda)
4.21%	05/18/27[3,4]	258,958	258,867
Cronos Containers Program Ltd., Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27[3,4]	390,000	404,164
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.67%	03/02/46[2,3,4]	470,845	57,361

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
EFS Volunteer LLC, Series 2010-1, Class A2
1.16%	10/25/35[2,3]	$800,000	$766,611
GE Business Loan Trust, Series 2004-1, Class A
0.50%	05/15/32[2,3]	792,370	744,062
GE Business Loan Trust, Series 2004-2A, Class A
0.43%	12/15/32[2,3]	518,621	483,897
GE Business Loan Trust, Series 2005-1A, Class A3
0.46%	06/15/33[2,3]	1,177,340	1,020,417
GE Business Loan Trust, Series 2005-2A, Class A
0.45%	11/15/33[2,3]	1,074,463	949,954
GE Seaco Finance SRL, Series 2004-1A, Class A (Barbados)
0.51%	04/17/19[2,3,4]	160,000	157,793
GE Seaco Finance SRL, Series 2005-1A, Class A (Barbados)
0.46%	11/17/20[2,3,4]	371,875	361,562
Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)
0.45%	12/19/32[2,3,4]	887,010	774,182
Hewett’s Island CLO V Ltd., Series 2006-5A, Class D (Cayman Islands)
1.76%	12/05/18[2,3,4]	1,450,000	1,247,109
Highland Loan Funding Ltd., Series 1A, Class A2A (Cayman Islands)
0.99%	08/01/14[2,3,4]	1,050,000	1,018,585
ING Investment Management Ltd., Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23[2,3,4]	500,000	499,989
National Collegiate Master Student Loan Trust I, Series 2002-2, Class AR9
3.71%	11/01/422,3,†	1,000,000	997,562
Neptune Finance CCS Ltd., Series 2008-1A, Class A (Cayman Islands)
0.93%	04/20/20[2,3,4]	500,000	493,773
North Carolina State Education Authority, Series 2011-1, Class A3
1.22%	10/25/41[2]	2,000,000	2,033,420
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.76%	11/20/23[2,3,4]	500,000	499,981
OFSI Fund Ltd., Series 2006-1, Class D (Cayman Islands)
2.06%	09/20/19[2,3,4]	550,000	436,891
PAMCO CLO, Series 1998-1A, Class B2 (Cayman Islands)
1.66%	05/01/132,3,4,6,†	356,906	101,718
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48[3]	576,571	605,399
PMC Aviation LLC, Series 2012-1I, Class A
18.00%	04/15/15†	457,289	468,721

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report December 2012

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December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sagamore CLO Ltd., Series 2003-1A, Class B (Cayman Islands)
1.84%	10/15/15[2,3,4]	$450,000	$448,106
Scholar Funding Trust, Series 2012-B, Class A2
1.31%	03/28/46[2,3]	1,000,000	964,003
Sound Point CLO Ltd., Series 2012-1A, Class C (Cayman Islands)
3.68%	10/20/23[2,3,4]	625,000	619,375
Symphony CLO Ltd., Series 2012-9A, Class C (Cayman Islands)
3.58%	04/16/22[2,3,4]	575,000	570,042
TAL Advantage LLC, Series 2006-1, Class NOTE
0.40%	04/20/21[2,3]	200,000	196,487
TAL Advantage LLC, Series 2010-2A, Class A
4.30%	10/20/25[3]	403,417	408,447
TAL Advantage LLC, Series 2011-1A, Class A
4.60%	01/20/26[3]	202,083	210,142
TAL Advantage LLC, Series 2011-2A, Class A
4.31%	05/20/26[3]	420,833	426,546
Textainer Marine Containers Ltd., Series 2005-1A, Class A (Bermuda)
0.46%	05/15/20[2,3,4]	271,875	268,931
Textainer Marine Containers Ltd., Series 2011-1A, Class A (Bermuda)
4.70%	06/15/26[3,4]	1,062,500	1,082,637
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A
8.00%	07/06/14[3,6]	461,429	461,428
Triton Container Finance LLC, Series 2006-1A, Class NOTE
0.38%	11/26/21[2,3]	499,375	488,771
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.35%	02/26/19[2,3]	291,146	286,905
Wind River CLO Ltd, Series 2004-1A, Class B1 (Cayman Islands)
1.41%	12/19/16[2,3,4]	500,000	475,684

Total Asset-Backed Securities
(Cost $31,372,639)			31,319,978

BANK LOANS — 2.17%*
Electric — 0.50%
Boston Generating LLC, Term Loan, 1st Lien[7]
0.01%	12/20/132,5,6,8,†	107,166	–
Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien
4.75%	10/10/17[2,5]	1,500,000	1,010,090

			1,010,090

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Energy — 0.37%
MACH Gen LLC, Term Loan 2nd Lien (PIK)
7.82%	02/15/15[2,5]	$1,128,718	$743,543

Gaming — 1.30%
Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien
5.46%	01/28/18[2,5]	2,950,000	2,642,463

Total Bank Loans
(Cost $4,829,904)			4,396,096

CORPORATES — 13.28%*
Banking — 1.40%
Bank of America Corp. (MTN)
5.00%	05/13/21	1,090,000	1,246,561
Chase Capital VI
0.94%	08/01/28[2]	500,000	410,000
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49[2,3]	800,000	768,000
First Chicago NBD Institutional Capital I
0.86%	02/01/27[2]	500,000	411,247

			2,835,808

Communications — 0.22%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%	01/15/19	75,000	81,281
Windstream Corp. (WI)
8.12%	09/01/18	345,000	376,913

			458,194

Electric — 0.85%
Dynegy Escrow Holdings
0.00%	06/01/15[6]	1,175,000	29,375
GenOn Americas Generation LLC
9.12%	05/01/31	800,000	884,000
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28	720,978	818,310

			1,731,685

Energy — 1.40%
Arch Coal, Inc.
7.00%	06/15/19	1,030,000	957,900
Southern Union Co.
3.33%	11/01/66[2]	2,200,000	1,894,750

			2,852,650

Finance — 5.25%
Astoria Depositor Corp.
8.14%	05/01/21[3]	1,200,000	1,176,000

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 83

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December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Chase Capital II, Series B
0.81%	02/01/27[2]	$1,500,000	$1,234,463
CIT Group, Inc.
6.62%	04/01/18[3]	1,195,000	1,356,325
Citigroup, Inc.
0.86%	08/25/36[2]	3,350,000	2,454,331
General Electric Capital Corp. (MTN)
0.69%	05/05/26[2]	2,319,000	2,026,091
0.79%	08/15/36[2]	1,000,000	780,164
JPMorgan Chase Capital XIII, Series M
1.26%	09/30/34[2]	700,000	577,273
JPMorgan Chase Capital XXIII
1.31%	05/15/47[2]	200,000	154,044
Prudential Holdings LLC
8.70%	12/18/23[3]	677,000	888,892

			10,647,583

Health Care — 0.58%
CHS/Community Health Systems, Inc.
8.00%	11/15/19	260,000	282,750
HCA, Inc.
7.25%	09/15/20	472,000	525,100
Tenet Healthcare Corp.
10.00%	05/01/18	326,000	372,455

			1,180,305

Industrials — 0.41%
Maxim Crane Works LP
12.25%	04/15/15[3]	800,000	824,000

Insurance — 0.61%
Farmers Exchange Capital
7.05%	07/15/28[3]	1,000,000	1,234,462

Real Estate Investment Trust (REIT) — 0.28%
HCP, Inc.
7.07%	06/08/15	500,000	565,527

Transportation — 2.28%
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16[3,4]	525,200	553,429
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22	2,501,638	2,676,753
Delta Air Lines Pass-Through Trust, Series 2002, Class G1
6.72%	01/02/23	671,474	741,139

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust, Series 2004, Class G1
0.68%	08/15/16[2]	$685,223	$647,536

			4,618,857

Total Corporates
(Cost $24,635,216)			26,949,071

MORTGAGE-BACKED — 48.59%**
Commercial Mortgage-Backed — 2.11%
Bayview Commercial Asset Trust, Series
2005-A4, Class A1
0.51%	01/25/36[2,3]	1,824,468	1,417,439
Bayview Commercial Asset Trust, Series 2006-SP1, Class M1
0.66%	04/25/36[2,3]	1,275,000	922,953
GE Business Loan Trust, Series 2003-1, Class B
1.51%	04/15/31[2,3]	476,885	419,957
GE Business Loan Trust, Series 2003-2A, Class A
0.58%	11/15/31[2,3]	819,402	767,037
GE Business Loan Trust, Series 2005-1A, Class C
0.91%	06/15/33[2,3]	479,599	357,608
GE Business Loan Trust, Series 2005-2A, Class B
0.71%	11/15/33[2,3]	488,392	396,921

			4,281,915

Non-Agency Mortgage-Backed — 36.91%
ACE Securities Corp., Series 2003-MH1, Class B1
6.50%	08/15/30[2,3]	224,990	226,674
ACE Securities Corp., Series 2006-HE3, Class A2C
0.36%	06/25/36[2]	2,432,556	1,277,687
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
0.69%	04/25/35[2]	1,200,000	1,132,190
Asset Backed Securities Corp. Home Equity, Series 2007-HE1, Class A4
0.35%	12/25/36[2]	3,000,000	1,676,339
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20	709,918	733,037
Banco de Credito Y Securitizacion SA, Series 2001-1, Class AF (Argentina)
8.00%	06/30/20[3,4,6]	5,000	350
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.10%	05/27/37[2,3]	1,752,847	1,712,879

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report December 2012

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Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2010-RR11, Class 3A2
3.02%	06/27/36[2,3]	$1,993,591	$2,000,460
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.75%	11/27/37[2,3]	2,418,969	2,295,936
BCAP LLC Trust, Series 2011-RR4, Class 1A3
3.07%	03/26/36[2,3]	1,157,377	1,108,762
Bear Stearns Alt-A Trust, Series 2005-1, Class A1
0.77%	01/25/35[2]	1,107,446	1,033,707
BHN I Mortgage Fund, Series 2000-1, Class AF (Argentina)
8.00%	01/31/203,4,6,†	110	1
Centex Home Equity, Series 2006-A, Class AV4
0.46%	06/25/36[2]	2,150,000	1,762,751
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
3.07%	02/25/37[2]	523,440	530,421
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
6.05%	03/25/37	1,750,000	1,631,003
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
0.66%	05/25/35[2]	1,100,000	1,011,797
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.39%	03/25/37[2]	2,500,000	2,306,013
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33	851,519	904,185
Conseco Finance Securitizations Corp., Series 2002-1, Class A
6.68%	12/01/33[2]	46,723	48,659
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32[2]	3,163,822	3,158,165
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32[2,3]	944,896	766,571
Conseco Financial Corp., Series 1996-10, Class M1
7.24%	11/15/28[2]	2,700,000	2,952,454
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27[2]	1,136,351	1,235,113
Conseco Financial Corp., Series 1996-8, Class A6
7.60%	10/15/27[2]	7,215	7,325
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28[2]	455,468	505,389

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30[2]	$870,730	$930,500
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30[2]	1,033,386	1,088,513
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30[2]	511,701	549,701
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30[2]	124,526	113,796
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
5.33%	02/25/37	1,120,000	864,330
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A1 (STEP)
4.77%	03/25/37	2,349,382	1,218,724
Deutsche Financial Capital Securitization LLC, Series 1997-I, Class A3
6.75%	09/15/27	12,840	12,912
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2B
0.32%	12/25/37[2]	1,323,361	692,937
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2D
0.43%	01/25/38[2]	3,784,134	2,149,365
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25	42,391	38,348
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21	5,136	5,043
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38[2,3]	1,541,918	1,692,470
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.40%	07/21/36[2]	656,041	476,040
Home Equity Loan Trust, Series 2007-3, Class A4
1.71%	11/20/36[2]	1,040,000	1,001,039
Home Equity Loan Trust, Series 2007-3, Class APT
1.41%	11/20/36[2]	1,097,925	1,096,854
Impac CMB Trust, Series 2004-4, Class 1A2
0.83%	09/25/34[2]	1,138,873	992,548
Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.40%	04/25/37[2]	2,641,618	1,301,633

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 85

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Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Indymac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28	$604,992	$603,768
Indymac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28	254,682	254,183
Indymac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28	205,883	200,366
Indymac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28[2]	496,247	530,090
Indymac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29	78,156	79,430
Indymac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29[2]	773,779	774,559
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF6 (STEP)
4.94%	03/25/47	1,595,179	1,053,150
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40[2]	913,248	1,015,606
Lehman XS Trust, Series 2006-13, Class 1A2
0.17%	09/25/36[2]	1,633,335	1,286,552
Lehman XS Trust, Series 2006-19, Class A2
0.38%	12/25/36[2]	1,619,156	1,213,383
Lehman XS Trust, Series 2006-9, Class A1B
0.16%	05/25/46[2]	1,659,551	1,298,317
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.54%	04/25/37[2]	1,696,107	225,560
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
0.79%	08/25/35[2]	709,726	637,064
Mid-State Trust, Series 11, Class B
8.22%	07/15/38	15,977	15,906
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37	1,175,413	1,241,399
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37	812,924	867,007
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40	310,276	328,674
Mid-State Trust, Series 6, Class A3
7.54%	07/01/35	513,507	521,880
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35	41,841	41,785

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36[2]	$3,161,395	$1,729,384
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22[2]	1,510,824	1,175,019
Oakwood Mortgage Investors, Inc., Series 1998-A, Class A4
6.20%	05/15/28	262	264
Oakwood Mortgage Investors, Inc., Series 1998-B, Class A4
6.35%	03/15/17	47,322	48,166
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29	555,829	561,397
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29	123,548	125,455
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26	1,050,327	1,129,655
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24[2]	953,067	995,295
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	03/15/326,†	176,245	2
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2A1B
5.64%	12/25/35[2]	273,267	273,149
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36[2]	927,476	981,506
Origen Manufactured Housing, Series 2006-A, Class A1
0.36%	11/15/18[2]	68,468	68,330
Park Place Securities, Inc., Series 2004-WWF1, Class M2
0.89%	12/25/34[2]	905,043	897,933
Park Place Securities, Inc., Series 2005-WCH1, Class M2
0.73%	01/25/36[2]	886,918	870,052
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.29%	03/25/35[2]	1,562,446	1,116,835
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4, Class A2C
0.50%	05/25/37[2]	2,447,352	1,258,217
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.45%	12/25/36[2,3]	2,482,597	1,206,071
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.36%	09/25/37[2]	861,131	453,385

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report December 2012

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Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.31%	07/25/34[2,3]	$122,539	$113,212
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.72%	04/15/30[2]	585	276
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29[2]	441,225	450,434
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27[2]	628,250	663,278
Vanderbilt Mortgage Finance, Series 2000-C, Class ARM
0.56%	10/07/30[2]	694,266	544,523
Vanderbilt Mortgage Finance, Series 2001-C, Class M1
6.76%	01/07/32	434,946	442,875
Vanderbilt Mortgage Finance, Series 2002-C, Class A5
7.60%	12/07/32	1,100,000	1,131,808
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.50%	12/25/45[2]	1,124,552	1,039,177
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2, Class 2A
0.86%	01/25/47[2]	2,183,689	1,178,376
Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2003-MS9, Class 1A
7.00%	04/25/33	10,874	11,241

			74,896,615

U.S. Agency Mortgage-Backed — 9.57%
Fannie Mae Pool AB3866
3.50%	11/01/41	492,340	529,323
Fannie Mae REMICS, Series 2003-64, Class KS
9.37%	07/25/18[2]	537,761	600,948
Fannie Mae REMICS, Series 2006-104, Class GL
16.18%	11/25/36[2]	696,791	897,203
Fannie Mae, Series 1993-80, Class S
10.61%	05/25/23[2]	9,071	10,399
Fannie Mae, Series 2000-45, Class SA (IO)
7.74%	12/18/30[2]	1,585,530	294,686
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31[2]	1,568	1,861
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34[2]	22,055	25,772

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32	$64,801	$617
Fannie Mae, Series 2005-92, Class US (IO)
5.89%	10/25/25[2]	5,714,336	841,150
Fannie Mae, Series 2006-125, Class SM (IO)
6.99%	01/25/37[2]	6,240,960	1,147,649
Fannie Mae, Series 2008-50, Class SA (IO)
5.84%	11/25/36[2]	5,807,156	1,000,139
Fannie Mae, Series 2010-112, Class PI (IO)
6.00%	10/25/40	4,294,763	480,894
Fannie Mae, Series 2010-43, Class KS (IO)
6.21%	05/25/40[2]	4,724,036	785,020
Freddie Mac Gold Pool E04113
2.50%	11/01/27	472,182	494,758
Freddie Mac REMICS, Series 2990, Class ND
16.36%	12/15/34[2]	592,954	763,361
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23[2]	14,590	17,890
Freddie Mac, Series 1673, Class SD
15.79%	02/15/24[2]	451,683	600,738
Freddie Mac, Series 1760, Class ZD
1.17%	02/15/24[2]	970,782	985,262
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23	42,309	3,903
Freddie Mac, Series 2657, Class LX (IO)
6.00%	05/15/18	169,034	9,016
Freddie Mac, Series 2764, Class SH
7.50%	03/15/34[2]	15,252	15,289
Freddie Mac, Series 3242, Class SA (IO)
6.14%	11/15/36[2]	19,505,396	3,010,574
Freddie Mac, Series 3247, Class SI (IO)
0.15%	08/15/36[2]	57,424,836	265,320
Freddie Mac, Series 3260, Class AS (IO)
6.17%	01/15/37[2]	19,211,433	2,530,928
Freddie Mac, Series 3289, Class SD (IO)
5.91%	03/15/37[2]	4,522,257	524,860
Ginnie Mae II Pool (TBA)
3.00%	01/20/43	1,665,000	1,770,624
Ginnie Mae, Series 2001-31, Class SJ
27.26%	02/20/31[2]	51,517	90,759
Ginnie Mae, Series 2003-28, Class LI (IO)
5.50%	02/20/32	7,777	48
Ginnie Mae, Series 2004-8, Class SE
13.88%	11/26/23[2]	224,991	279,392
Ginnie Mae, Series 2010-20, Class SE (IO)
6.04%	02/20/40[2]	4,781,876	851,831

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 87

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38	$5,100,335	$577,154

			19,407,368

Total Mortgage-Backed
(Cost $89,721,637)			98,585,898

U.S. AGENCY SECURITIES — 2.84%
U.S. Agency Securities — 2.84%
Fannie Mae
0.50%	11/06/15	1,995,000	1,996,822
Federal Home Loan Bank
0.50%	10/16/15	1,790,000	1,790,548
0.55%	11/13/15	1,975,000	1,976,132

Total U.S. Agency Securities
(Cost $5,760,000)			5,763,502

U.S. TREASURY SECURITIES — 3.80%
U.S. Treasury Notes — 3.80%
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.50%	04/15/15[9]	3,900,000	4,345,594
1.25%	04/15/14[9]	2,980,000	3,359,464

Total U.S. Treasury Securities
(Cost $7,737,712)			7,705,058

Total Bonds – 86.11%
(Cost $164,057,108)			174,719,603

Issues		Shares	Value
COMMON STOCK — 0.26%
Electric — 0.26%
Dynegy, Inc.[7]
		27,210	520,527

Total Common Stock
(Cost $523,248)

Issues		Shares	Value
PREFERRED STOCK — 1.13%
Electric — 0.58%
PPL Corp.
0.12%		22,500	1,176,975

Finance — 0.55%
Citigroup Capital XIII
0.05%		40,000	1,116,000

Issues		Shares	Value
PREFERRED STOCK (continued)
Finance (continued)
Terwin Mortgage Trust 2005-P1 A
0.00%[5,6]	11/25/35	570	$1

			1,116,001

Total Preferred Stock
(Cost $2,166,143)			2,292,976

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 12.80%
Commercial Paper — 1.89%
Lloyds TSB Bank PLC (United Kingdom)
0.26%[10]	03/14/13[4]	$1,920,000	1,918,960
RBS Holdings USA, Inc.
0.38%[10]	03/19/13	1,905,000	1,903,869

			3,822,829

Money Market Fund — 1.99%
BlackRock Liquidity Funds TempFund Portfolio
0.14%[11]		2,022,000	2,022,000
DWS Money Market Series Institutional Funds
0.12%[11]		2,021,000	2,021,000

			4,043,000

Repurchase Agreements — 3.94%
Deutsche Bank AG (Dated 12/31/12, total to be received $8,000,089, (collateralized by U.S. government sponsored agency obligations, 6.63% to 7.25%, due from 5/15/30 to 11/15/30, par and fair value of $14,630,000 and $8,160,469, respectively))
0.20%	01/02/13	8,000,000	8,000,000

U.S. Treasury Bills — 4.98%
U.S. Treasury Bills
0.10%[10]	01/10/13	10,110,000	10,109,835

Total Short-Term Investments
(Cost $25,975,281)			25,975,664

Total Investments – 100.30%
(Cost $192,721,780)[1]			203,508,770

Liabilities in Excess of Other Assets –(0.30)%			(612,107)

NET ASSETS – 100.00%			$202,896,663

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report December 2012

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Expiration Date	Notional Amount (000’s)	Appreciation	Value
SWAPS: TOTAL RETURN
Based on the change in the return of the markit IOS Index referencing the interest component of the 6.00% coupon, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pools. Counterparty: Deutsche Bank AG
01/12/39	$538	$1,646	$1,646

	$538	$1,646	$1,646

Notes:

[1]	Cost for federal income tax purposes is $192,812,539 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$20,348,168
Gross unrealized depreciation	(9,651,937)

Net unrealized appreciation	$10,696,231

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2012.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $48,086,429, representing 23.70% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of Total Net Assets
11/16/12	AMURF, Series 2012, Class B, 11.00%, 12/17/17	$992,068	$992,068	0.49%
11/05/12	AMURF, Series 2012-I, Class A, 14.00%, 10/15/16	921,534	921,763	0.45%
12/19/2006	Boston Generating LLC, Term Loan, 1st Lien, 0.01%, 12/20/13	107,166	–	0.00%
06/24/2010	Caesars Entertainment Operating Co., Inc., Term Loan B6, 1st Lien, 5.46%, 01/28/18	2,717,258	2,642,463	1.30%
04/01/2011	MACH Gen LLC, Term Loan 2nd Lien (PIK), 7.82%, 02/15/15	1,034,176	743,543	0.37%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35	2,893	1	0.00%
05/10/12	Texas Competitive Electric Holdings Co. LLC, Term Loan EXT, 1st Lien, 4.75%, 10/10/17	971,304	1,010,090	0.50%

		$6,746,399	$6,309,928	3.11%

[6]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $592,875, which is 0.29% of total net assets.
[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Represents annualized yield at date of purchase.
[11]	Represents the current yield as of December 31, 2012.
†

Fair valued security. The aggregate value of fair valued securities is $4,505,821, which is 2.22% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 89

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 66.70%
ASSET-BACKED SECURITIES — 4.65%**
Access Group, Inc., Series 2005-2, Class A3
0.49%	11/22/24[2]	$49,137	$48,244
Arizona Educational Loan Marketing Corp., Series 2003-C, Class C1
0.56%	06/01/23[2]	10,884	10,882
Aviation Capital Group Trust, Series 2003-2A, Class G2
1.01%	09/20/33[2,3]	51,628	40,528
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.58%	01/25/35[2,3]	47,254	41,234
Brazos Higher Education Authority, Inc., Series 2004-I, Class A2
0.53%	06/27/22[2]	10,874	10,848
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.43%	12/26/19[2]	25,000	24,816
College Loan Corp. Trust, Series 2007-1, Class A3
0.42%	04/25/29[2]	20,000	18,315
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.52%	09/28/26[2]	19,479	19,382
Iowa Student Loan Liquidity Corp., Series 2011-1, Class A
1.56%	06/25/42[2]	17,959	18,277
Nelnet Student Loan Trust, Series 2007-1, Class A1
0.32%	11/27/18[2]	12,743	12,729
North Carolina State Education Authority, Series 2011-1, Class A3
1.22%	10/25/41[2]	15,000	15,251
Scholar Funding Trust, Series 2011-A, Class A
1.21%	10/28/43[2,3]	11,974	11,979
SLM Student Loan Trust, Series 2006-4, Class A4
0.40%	04/25/23[2]	9,299	9,298
South Carolina Student Loan Corp., Series A1
0.41%	12/03/18[2]	11,085	11,072

Total Asset-Backed Securities
(Cost $280,067)			292,855

CORPORATES — 17.01%*
Banking — 2.72%
Lloyds TSB Bank PLC (United Kingdom)
2.67%	01/24/14[2,4]	70,000	71,355
National Australia Bank Ltd., Series REGS (Australia)
1.07%	04/11/14[2,4]	100,000	100,306

			171,661

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric — 0.51%
W3A Funding Corp.
8.09%	01/02/17	$31,040	$32,078

Finance — 8.56%
Chase Capital II, Series B
0.81%	02/01/27[2]	100,000	82,298
Citigroup, Inc.
2.01%	05/15/18[2]	142,000	143,289
General Electric Capital Corp. (MTN)
0.69%	05/05/26[2]	100,000	87,369
0.79%	08/15/36[2]	75,000	58,512
Macquarie Group Ltd. (Australia)
7.30%	08/01/14[3,4]	35,000	37,769
Prudential Holdings LLC (AGM)
1.18%	12/18/17[2,3]	100,000	96,239
Woodbourne Capital Trust I
2.72%	04/08/49[2,3,5]	80,000	34,400

			539,876

Real Estate Investment Trust (REIT) — 3.18%
Duke Realty LP
5.40%	08/15/14	50,000	53,143
HCP, Inc.
2.70%	02/01/14	50,000	50,911
Healthcare Realty Trust, Inc.
5.12%	04/01/14	40,000	41,667
WEA Finance LLC/WT Finance Aust Pty Ltd.
7.50%	06/02/14[3]	50,000	54,420

			200,141

Transportation — 2.04%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18	117,837	128,405

Total Corporates
(Cost $1,042,721)			1,072,161

MORTGAGE-BACKED — 28.06%**
Commercial Mortgage-Backed — 4.83%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4
4.76%	11/10/39	20,000	20,572
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A3
4.88%	11/10/42	11,193	11,393
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A3
5.57%	04/12/38[2]	506	505
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.20%	12/11/49	14,868	15,090

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report December 2012

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Asset Trust, Series 1999-C1, Class A4
6.98%	01/17/32[2]	$25,603	$25,716
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A
5.12%	06/10/44[2]	33,000	36,184
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AAB
5.31%	12/15/39	21,500	21,780
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5
4.88%	01/15/42	25,000	26,683
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4
5.34%	08/12/37[2]	25,000	27,611
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A
4.68%	07/15/42	21,921	22,151
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LPD4, Class A4
4.92%	10/15/42[2]	25,000	27,510
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5
4.74%	07/15/30	20,000	21,681
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2
5.10%	11/15/30	6,702	6,706
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2
4.96%	07/12/38	16,159	16,478
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.49%	02/11/36	10,715	10,713
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A3
5.70%	05/15/43[2]	13,892	13,955

			304,728

Non-Agency Mortgage-Backed — 5.83%
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.20%	02/25/33[2]	7,301	7,205
Conseco Finance Home Loan Trust, Series 2000-E, Class M1
8.13%	08/15/31[2]	12,718	12,455
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29	36,948	39,415
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.26%	08/25/35[2]	67,608	34,905

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20[3]	$5,996	$6,186
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A
1.03%	09/19/44[2]	43,422	37,339
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.58%	07/19/44[2]	12,243	11,590
Educational Funding of the South, Inc., Series 2012-1, Class A
1.26%	03/25/36[2]	14,039	13,950
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21	22,503	22,096
Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.07%	08/25/34[2]	21,826	16,954
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.95%	09/15/30	25,000	27,322
Lehman XS Trust, Series 2006-2N, Class 1A1
0.47%	02/25/46[2]	58,508	37,043
Origen Manufactured Housing, Series 2006-A, Class A1
0.36%	11/15/18[2]	1,393	1,390
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31	11,297	11,278
Residential Asset Securities Corp., Series 2005-KS12, Class A2
0.46%	01/25/36[2]	18,420	18,311
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX
0.34%	08/25/34[3,5]	8,870,307	59,091
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.56%	06/25/42[2]	11,543	11,155

			367,685

U.S. Agency Mortgage-Backed — 17.40%
Fannie Mae Pool 646884
2.04%	05/01/32[2]	71,176	71,702
Fannie Mae Pool 802665
2.36%	12/01/34[2]	4,099	4,133
Fannie Mae Pool AL0851
6.00%	10/01/40	36,431	39,840

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 91

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2003-11, Class FA
1.21%	09/25/32[2]	$38,484	$39,409
Fannie Mae Whole Loan, Series 2003-W6, Class F
0.56%	09/25/42[2]	107,331	106,622
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23[2]	164,949	33,091
Fannie Mae, Series 2003-37, Class IG (IO)
5.50%	05/25/32	15,805	151
Fannie Mae, Series 2004-33, Class MW
4.50%	01/25/30	62,240	64,382
Fannie Mae, Series 2004-78, Class FC
0.51%	12/25/22[2]	3,439	3,439
Fannie Mae, Series 2007-36, Class F
0.44%	04/25/37[2]	34,679	34,471
Fannie Mae, Series 2008-47, Class PF
0.71%	06/25/38[2]	43,101	43,373
Fannie Mae, Series 2010-109, Class PF
0.61%	10/25/40[2]	41,678	41,859
Fannie Mae, Series G-36, Class ZB
7.00%	11/25/21	2,144	2,478
Freddie Mac Non Gold Pool 781908
2.41%	09/01/34[2]	43,300	46,183
Freddie Mac REMICS, Series 2581, Class F
0.66%	12/15/32[2]	47,160	47,260
Freddie Mac REMICS, Series 2684, Class F
1.11%	01/15/33[2]	43,568	44,380
Freddie Mac REMICS, Series 3016, Class HK
4.50%	09/15/23	21,690	21,699
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25	64,670	72,722
Freddie Mac Strips, Series 263, Class F5
0.71%	06/15/42[2]	54,467	55,086
Freddie Mac, Series 2649, Class KX
5.00%	07/15/33	14,880	14,896
Freddie Mac, Series 2777, Class FE
0.56%	10/15/32[2]	27,033	27,059
Freddie Mac, Series 3501, Class JA
4.00%	04/15/37	72,974	76,124
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22	10,931	11,949
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.66%	10/07/20[2]	72,426	72,825

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.77%	12/08/20[2]	$59,128	$59,623
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.59%	04/06/20[2]	61,766	61,875

			1,096,631

Total Mortgage-Backed
(Cost $1,818,723)			1,769,044

MUNICIPAL BONDS — 1.25%*
California — 0.84%
State of California, Taxable, Various Purpose
4.85%	10/01/14	50,000	53,180

Illinois — 0.41%
State of Illinois, Taxable Bonds
4.07%	01/01/14	25,000	25,758

Total Municipal Bonds
(Cost $75,757)			78,938

U.S. AGENCY SECURITIES — 7.62%
Fannie Mae
0.50%	10/22/15	30,000	30,034
0.50%	11/06/15	65,000	65,059
0.63%	02/22/16	65,000	65,012
0.63%	05/23/16	65,000	65,111
Federal Home Loan Bank
0.25%	11/15/13[2]	65,000	65,035
0.50%	10/16/15	60,000	60,018
0.50%	01/08/16	65,000	65,067
0.55%	11/13/15	65,000	65,037

Total U.S. Agency Securities
(Cost $479,977)			480,373

U.S. TREASURY SECURITIES — 8.11%
U.S. Treasury Notes — 8.11%
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.50%	04/15/15[6]	90,000	100,283
0.63%	04/15/13[6]	105,000	114,803
1.25%	04/15/14[6]	155,000	174,737
1.88%	07/15/13[6]	95,000	121,630

Total U.S. Treasury Securities
(Cost $514,286)			511,453

Total Bonds – 66.70%
(Cost $4,211,531)			4,204,824

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report December 2012

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2012 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 31.03%
Money Market Fund — 2.00%
BlackRock Liquidity Funds Temp Fund Portfolio
0.14%[7]		$63,000	$63,000
DWS Money Market Series Institutional Funds
0.12%[7]		63,000	63,000

			126,000

U.S. Agency Discount Notes — 19.67%
Fannie Mae
0.12%[8]	01/02/13	510,000	510,000
0.13%[8]	02/27/13	105,000	104,995
0.17%[8]	05/08/13	80,000	79,978
Freddie Mac
0.12%[8]	02/27/13	60,000	59,997
0.12%[8]	02/25/13	45,000	44,999
0.13%[8]	01/03/13	340,000	339,999
0.16%[8]	05/06/13	100,000	99,972

			1,239,940

U.S. Treasury Bills — 9.36%
U.S. Treasury Bills
0.05%[8]	04/04/13	410,000	409,939
0.05%[8]	04/04/13[9]	135,000	134,978
0.09%[8]	01/17/13	45,000	44,999

			589,916

Total Short-Term Investments
(Cost $1,955,694)			1,955,856

Total Investments – 97.73%
(Cost $6,167,225)[1]			6,160,680

Cash and Other Assets, Less
Liabilities – 2.27%			143,276

Net Assets – 100.00%			$6,303,956

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
4	S&P 500 E Mini Index, Expiration March 2013	$758
6	S&P 500 Index, Expiration March 2013	(6,484)

	Net unrealized (depreciation)	$(5,726)

Expiration Date	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR plus 13 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: RBS
01/04/13	$4	$34,621	$34,621

	$4	$34,621	$34,621

Notes:

[1]	Cost for federal income tax purposes is $6,167,981 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$201,341
Gross unrealized depreciation	(208,641)

Net unrealized depreciation	$(7,300)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2012.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2012, was $381,846, representing 6.06% of total net assets.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $93,491, which is 1.48% of total net assets.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents the current yield as of December 31, 2012.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $134,978.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2012 / 93

Notes to Financial Statements (Unaudited)

December 31, 2012

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S.Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetWest. When the Fund uses these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statements of operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

94 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the period ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N-Q Report December 2012 / 95

Notes to Financial Statements (Unaudited) (Continued)

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 -	unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 -	significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources . Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

96 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Continued)

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, andout-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2012, Level 3 securities consist of certain asset-backed securities, bank loans, collateralized mortgage obligations, corporate bonds and preferred stocks.

N-Q Report December 2012 / 97

Notes to Financial Statements (Unaudited) (Continued)

The summary of inputs used to value each Fund’s net assets as of December 31, 2012 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$1,279,404	$–	$1,279,404
Money Market Funds	2,242,000	–	–	2,242,000
Repurchase Agreements	–	9,000,000	–	9,000,000
U.S. Agency Discount Notes	–	1,689,944	–	1,689,944
U.S. Treasury Bills	–	2,449,882	–	2,449,882
Long-Term Investments:
Asset-Backed Securities	–	1,429,081	–	1,429,081
Bank Loans	–	643,100	–	643,100
Corporates	–	11,853,422	–	11,853,422
Mortgage-Backed	–	69,371,729	–	69,371,729
Municipal Bonds	–	722,842	–	722,842
U.S. Agency Securities	–	3,405,180	–	3,405,180
U.S. Treasury Securities	–	8,075,705	–	8,075,705

Total	$2,242,000	$109,920,289	$–	$112,162,289

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$4,443,577	$–	$4,443,577
Foreign Government Obligations	–	31,164,929	–	31,164,929
Money Market Funds	33,489,000	–	–	33,489,000
Repurchase Agreements	–	113,000,000	–	113,000,000
Long-Term Investments:
Asset-Backed Securities	–	152,189,775	–	152,189,775
Bank Loans	–	19,002,506	–	19,002,506
Corporates	–	450,349,907	685,850	451,035,757
Mortgage-Backed	–	754,442,794	90	754,442,884
Municipal Bonds	–	22,358,560	–	22,358,560
U.S. Treasury Securities	–	98,634,801	–	98,634,801
Other Financial Instruments *
Assets:
Foreign currency exchange contracts	–	1,340,218	–	1,340,218
Liabilities:
Interest rate contracts	–	(27,216)	–	(27,216)

Total	$33,489,000	$1,646,899,851	$685,940	$1,681,074,791

*Other financial instruments include swaptions and foreign currency exchange contracts. Interest rate contracts include swaptions.

98 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$1,954,374	$–	$1,954,374
Foreign Government Obligations	–	8,856,725	–	8,856,725
Money Market Funds	4,695,000	–	–	4,695,000
Long-Term Investments:
Asset-Backed Securities	–	25,628,770	–	25,628,770
Bank Loans	–	456,880	–	456,880
Corporates	–	72,738,426	–	72,738,426
Mortgage-Backed	–	129,149,114	–	129,149,114
Municipal Bonds	–	5,506,537	–	5,506,537
U.S. Agency Securities	–	1,525,288	–	1,525,288
U.S. Treasury Securities	–	53,006,886	–	53,006,886
Other Financial Instruments *
Assets:
Foreign currency exchange contracts	–	289,402	–	289,402
Interest rate contracts	–	634	–	634
Liabilities:
Interest rate contracts	–	(9,580)	–	(9,580)

Total	$4,695,000	$299,103,456	$–	$303,798,456

*Other financial instruments include swap contracts, swaptions and foreign currency exchange contracts. Interest rate contracts include interest rate swaps and swaptions.

N-Q Report December 2012 / 99

Notes to Financial Statements (Unaudited) (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Call Options Purchased	$414,141	$–	$–	$414,141
Commercial Paper	–	242,805,788	–	242,805,788
Foreign Government Obligations	–	707,820,375	–	707,820,375
Money Market Funds	522,355,000	–	–	522,355,000
Repurchase Agreements	–	310,000,000	–	310,000,000
U.S. Treasury Bills	–	5,278,729	–	5,278,729
Long-Term Investments:
Asset-Backed Securities	–	1,319,741,229	24,246,533	1,343,987,762
Bank Loans	–	181,537,516	15,444,000	196,981,516
Common Stock	24,012,929	–	–	24,012,929
Corporates	–	4,027,150,191	2,795,625	4,029,945,816
Mortgage-Backed	–	11,911,472,963	223	11,911,473,186
Municipal Bonds	–	460,651,662	–	460,651,662
U.S. Agency Securities	–	86,924,491	–	86,924,491
U.S. Treasury Securities	–	5,657,832,839	–	5,657,832,839
Other Financial Instruments *
Assets:
Credit contracts	–	272,920	–	272,920
Foreign currency exchange contracts	–	21,829,067	–	21,829,067
Interest rate contracts	538,142	173,375	–	711,517
Liabilities:
Credit contracts	–	(57,759,855)	–	(57,759,855)
Interest rate contracts	(824,196)	(1,340,904)	–	(2,165,100)

Total	$546,496,016	$24,874,390,386	$42,486,381	$25,463,372,783

*Other financial instruments include swap contracts, swaptions, foreign currency exchange contracts and futures. Interest rate contracts include interest rate swaps, swaptions and futures. Credit contracts include credit default swaps.

100 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$18,404,105	$–		$18,404,105
Money Market Funds	29,864,000	–	–		29,864,000
U.S. Treasury Bills	–	1,019,844	–		1,019,844
Long-Term Investments:
Asset-Backed Securities	–	33,196,500	–		33,196,500
Bank Loans	–	258,995,597	3,861,000	**	262,856,597
Common Stock	14,456,668	–	–		14,456,668
Corporates	–	1,846,140,323	658,775		1,846,799,098
Mortgage-Backed	–	41,926,982	29		41,927,011
Municipal Bonds	–	1,470,806	–		1,470,806
Preferred Stock	–	28,672,466	–		28,672,466
U.S. Agency Securities	–	41,180,460	–		41,180,460
Other Financial Instruments *
Assets:
Credit contracts	–	185,936	–		185,936
Interest rate contracts	718,465	–	–		718,465

Total	$45,039,133	$2,271,193,019	$4,519,804		$2,320,751,956

*Other financial instruments include swap contracts and futures. Interest rate contracts include futures. Credit contracts include credit default swaps.

**As of December 31, 2012, Boston Generating LLC, Term Loan 1st Lien had a $ 0 market value.

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$419,751	$–	$419,751
Money Market Funds	1,964,000	–	–	1,964,000
U.S. Agency Discount Notes	–	12,996,700	–	12,996,700
U.S. Treasury Bills	–	189,969	–	189,969
Long-Term Investments:
Asset-Backed Securities	–	7,568,538	29,603	7,598,141
Bank Loans	–	503,750	–	503,750
Corporates	–	25,838,573	–	25,838,573
Foreign Government Obligations	–	2,196,247	–	2,196,247
Mortgage-Backed	–	37,426,351	–	37,426,351
Municipal Bonds	–	1,347,742	–	1,347,742
U.S. Agency Securities	–	615,116	–	615,116
U.S. Treasury Securities	–	2,616,653	–	2,616,653
Other Financial Instruments *
Assets:
Credit contracts	–	11,107	–	11,107
Interest rate contracts	113,102	–	–	113,102

Total	$2,077,102	$91,730,497	$29,603	$93,837,202

*Other financial instruments include swap contracts and futures. Credit contracts include credit default swaps. Interest rate contracts include futures.

N-Q Report December 2012 / 101

Notes to Financial Statements (Unaudited) (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$3,822,829	$–		$3,822,829
Money Market Funds	4,043,000	–	–		4,043,000
Repurchase Agreements	–	8,000,000	–		8,000,000
U.S. Treasury Bills	–	10,109,835	–		10,109,835
Long-Term Investments:
Asset-Backed Securities	–	28,835,708	2,484,270		31,319,978
Bank Loans	–	4,396,096	–	**	4,396,096
Common Stock	520,527	–	–		520,527
Corporates	–	26,919,696	29,375		26,949,071
Mortgage-Backed	–	98,585,895	3		98,585,898
Preferred Stock	–	2,292,975	1		2,292,976
U.S. Agency Securities	–	5,763,502	–		5,763,502
U.S. Treasury Securities	–	7,705,058	–		7,705,058
Other Financial Instruments *
Assets:
Equity contracts	–	1,646	–		1,646

Total	$4,563,527	$196,433,240	$2,513,649		$203,510,416

*Other financial instruments include swap contracts. Equity contracts include total return swaps.

**As of December 31, 2012, Boston Generating LLC, Term Loan 1st Lien had a $ 0 market value.

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$126,000	$–	$–	$126,000
U.S. Agency Discount Notes	–	1,239,940	–	1,239,940
U.S. Treasury Bills	–	589,916	–	589,916
Long-Term Investments:
Asset-Backed Securities	–	292,855	–	292,855
Corporates	–	1,037,761	34,400	1,072,161
Mortgage-Backed	–	1,769,044	–	1,769,044
Municipal Bonds	–	78,938	–	78,938
U.S. Agency Securities	–	480,373	–	480,373
U.S. Treasury Securities	–	511,453	–	511,453
Other Financial Instruments *
Assets:
Equity contracts	35,379	–	–	35,379
Liabilities:
Equity contracts	(6,484)	–	–	(6,484)

Total	$154,895	$6,000,280	$34,400	$6,189,575

*Other financial instruments include total return swap contracts and futures.

102 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Continued)

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the period ended December 31, 2012, the Strategic Income Fund had significant exposure in level 3 securities. All of the other Funds had insignificant exposure in level 3 securities. The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value on a recurring basis. The Fund’s policy is to recognize transfers in and transfers out of level 3 securities which represents the value as of the end of the reporting period:

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS***	CORPORATES	MORTGAGE-BACKED SECURITIES	PREFERRED STOCK SECURITIES
Balance as of April 1, 2012	$88,166	$–	$–	$3	$1
Accrued discounts/premiums	(80,532)	–	–	–	–
Change in unrealized appreciation/(depreciation)**	51,636	–	(11,750)	–	–
Purchases	2,425,000	–	41,125	–	–

Balance as of December 31, 2012	$2,484,270	$–	$29,375	$3	$1

** The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2012 was $39,886.

*** As of March 31, 2012 and December 31, 2012, Boston Generating LLC, Term Loan, 1st Lien had a $0 market value.

The significant unobservable inputs used in fair value measurement of the Fund’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of December 31, 2012:

	ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$–	$–	$–	$272,919
Foreign currency exchange contracts:
Forwards	–	1,340,218	289,402	21,829,067
Interest contracts:
Call options written	–	–	–	192,782
Put options written	–	–	–	345,360
Swaps	–	–	634	173,375

Total	$–	$1,340,218	$290,036	$22,813,503

N-Q Report December 2012 / 103

Notes to Financial Statements (Unaudited) (Continued)

	ASSET DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$185,936	$11,107	$–	$–
Equity contracts:
Futures[1]	–	–	–	758
Swaps	–	–	1,646	34,621
Interest contracts:
Futures[1]	718,465	113,102	–	–

Total	$904,401	$124,209	$1,646	$35,379

[1]	Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

	LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$–	$–	$–	$(57,759,855)
Interest contracts:
Futures[1]	–	–	–	(824,196)
Swaps	–	(27,216)	(9,580)	(1,340,904)

Total	$–	$(27,216)	$(9,580)	$(59,924,955)

	LIABILITY DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Equity contracts:
Futures[1]	$–	$–	$–	$(6,484)

Total	$–	$–	$–	$(6,484)

[1]	Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

104 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Continued)

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended December 31, 2012, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of that Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2012, the Funds did not hold any short debt or equity.

N-Q Report December 2012 / 105

Notes to Financial Statements (Unaudited) (Continued)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral. As of December 31, 2012, the Ultra Short Bond Fund, Low Duration Bond Fund, Total Return Bond Fund and Strategic Income Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. There were no reverse repurchase agreements for the period ended December 31, 2012.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from

106 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Continued)

a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of December 31, 2012, the Total Return Bond Fund held Call Options Purchased, Call Options Written and Put Options Written.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

N-Q Report December 2012 / 107

Notes to Financial Statements (Unaudited) (Continued)

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2012 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments.These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.At December 31, 2012, the Low Duration Bond Fund, the Intermediate Bond Fund, and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages.The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At December 31, 2012, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

108 / N-Q Report December 2012

Notes to Financial Statements (Unaudited) (Concluded)

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2012, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$–	$171,312	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$554,105
Low Duration Bond Fund	5,831,064	–	–	99,373,584	21,084,552	42,394,541	22,927,507
Strategic Income Fund	–	–	6,866,611	47,852,416	18,806,808	41,914,736	–
AlphaTrak 500 Fund	–	–	–	65,527,939	15,892,244	12,617,196	293,213

*

Under the recently enacted Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment. All such losses are long term in character.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

N-Q Report December 2012 / 109

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	02/28/2013

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	02/28/2013

* Print the name and title of each signing officer under his or her signature.